                                                               Semiannual Report

                                                         as of February 29, 2000



                 EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS





                           [LOGO OF EVERGREEN FUNDS]           [LOGO OF MUTUAL
                                                             FUND SERVICE AWARD]

                               Table of Contents

Letter to Shareholders ................................................   1

Evergreen Florida High Income Municipal Bond Fund

   Fund at a Glance ...................................................   2

Evergreen Florida Municipal Bond Fund

   Fund at a Glance ...................................................   4

Evergreen Georgia Municipal Bond Fund

   Fund at a Glance ...................................................   6

Evergreen Maryland Municipal Bond Fund

   Fund at a Glance ...................................................   8

Evergreen North Carolina Municipal Bond Fund

   Fund at a Glance ...................................................  10

Evergreen South Carolina Municipal Bond Fund

   Fund at a Glance ...................................................  12

Evergreen Virginia Municipal Bond Fund

   Fund at a Glance ...................................................  14

Financial Highlights

   Evergreen Florida High Income Municipal Bond Fund ..................  16

   Evergreen Florida Municipal Bond Fund ..............................  18

   Evergreen Georgia Municipal Bond Fund ..............................  20

   Evergreen Maryland Municipal Bond Fund .............................  22

   Evergreen North Carolina Municipal Bond Fund .......................  24

   Evergreen South Carolina Municipal Bond Fund .......................  26

   Evergreen Virginia Municipal Bond Fund .............................  28

Schedule of Investments

   Evergreen Florida High Income Municipal Bond Fund ..................  30

   Evergreen Florida Municipal Bond Fund ..............................  34

   Evergreen Georgia Municipal Bond Fund ..............................  38

   Evergreen Maryland Municipal Bond Fund .............................  40

   Evergreen North Carolina Municipal Bond Fund .......................  42

   Evergreen South Carolina Municipal Bond Fund .......................  45

   Evergreen Virginia Municipal Bond Fund .............................  47

Combined Notes to Schedules of Investments ............................  50

Statements of Assets and Liabilities ..................................  51

Statements of Operations ..............................................  52

Statements of Changes in Net Assets ...................................  53

Combined Notes to Financial Statements ................................  55

--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                   --------------------------------------------------------
     Mutual Funds:  NOT FDIC INSURED  May lose value . Not bank guaranteed
                   --------------------------------------------------------

                           Evergreen Distributor,Inc.
    Evergreen Funds(SM) is a service mark of Evergreen Investment Services,Inc.

                             Letter to Shareholders
                             ----------------------
                                   April 2000

    [PHOTO]

William M. Ennis
President and CEO


Dear Shareholders,

We are pleased to provide the Evergreen Southern States Municipal Bond Funds semiannual report, which covers the six-month period ended February 29, 2000.

Uncertainty over Interest Rates Influences the Markets

The last six months has been a difficult environment for fixed-income investors. The Federal Reserve Board increased interest rates three times during the period in an attempt to pre-empt a potentially inflationary environment. Amidst the volatility, the yield on the bellwether 30-year Treasury bond rose from 5.58% at the end of February 1999 to 6.14% by the end of February 2000.

The Federal Reserve Bank's "tightening bias" leads many to anticipate further interest rate increases in order to stem even the slightest inflationary pressure. We believe that the economy is still fundamentally strong, and that inflation will stay contained, producing only moderate upward pressure on interest rates. We believe bonds are relatively attractive over the long term compared to other asset classes, particularly because "real" interest rates are high by historical standards.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including 1999 tax information, an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should make it simple for you to choose the most appropriate for your portfolio.

We would like to thank you for your continued investment in Evergreen Funds.



Sincerely,


/s/ William M. Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                   Fund at a Glance as of February 29, 2000

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $403,075,839
Average Credit Quality                                                       BB+
Effective Maturity                                                    16.0 years
Average Duration                                                       8.1 years

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 2/29/2000.

The Fixed Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower. Performance includes the reinvestment of income dividends and capital gains distributions.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Funds that concentrate their investments in a single country or region may face increased risk of price fluctuation over more diversified funds due to adverse developments within that country or region.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date: 6/17/1992    Class A    Class B    Class C   Class Y
Class Inception Date                  6/17/1992  7/10/1995  3/6/1998  9/20/1995
Average Annual Returns*
6 month with sales charge               -7.54%     -8.03%    -5.20%       n/a
6 month w/o sales charge                -2.95%     -3.31%    -3.31%     -2.83%
1 year with sales charge                -9.62%     -9.41%    -6.71%       n/a
1 year w/o sales charge                 -5.10%     -5.81%    -5.81%     -4.86%
3 years                                  1.87%      1.86%     3.02%      3.79%
5 years                                  4.75%      4.87%     5.45%      6.01%
Since Portfolio Inception                5.65%      5.84%     6.08%      6.47%
Maximum Sales Charge                     4.75%      5.00%     2.00%       n/a
                                       Front End    CDSC      CDSC
30-day SEC yield                         5.85%      5.39%     5.39%      6.40%
Taxable Equivalent Yield**               9.69%      8.92%     8.92%     10.60%
6-month income dividends
   per share                            $0.29      $0.25     $0.25      $0.30

 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

   The Fund's yield will fluctuate, and there can be no guarantee the Fund will achieve its objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

               Evergreen FL High       Lehman Brothers       Consumer Price
                Income Muni A            Municipals           Index - US

6/30/92              9,525                 10,000               10,000
2/28/93             10,450                 10,957               10,207
2/28/94             11,289                 11,563               10,464
2/28/95             11,490                 11,781               10,763
2/29/96             12,858                 13,083               11,049
2/28/97             13,706                 13,803               11,384
2/28/98             15,169                 15,065               11,548
2/28/99             16,027                 15,991               11,733
2/29/00             15,210                 15,630               12,045


Comparison of a $10,000 investment in Evergreen Florida High Income Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                                   Portfolio
                                  Management
                             --------------------

                                    [PHOTO]

                              Richard K. Marrone
                             Tenure: January 1995


Evergreen Florida High Income Municipal Bond Fund, Class A Shares, returned -2.95% for the six-month period ended February 29, 2000. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned -0.02% for the same period. Performance is before the deduction of any applicable sales charges. We attribute the difference in the Fund's performance vs. its benchmark to the Fund's higher concentration of higher-income, lower-rated securities. These bonds contributed substantially to the Fund's yield during the period; however, at the same time, lower-rated securities experienced greater price erosion than their higher-rated counterparts.

Increasing concerns about the ability of lower-rated credits to manage Y2K issues, reduced market liquidity and a rising interest rate environment pushed the prices of high income bonds lower--and their yields higher--over the past six months. The environment created a disparity in the performance between higher-rated and lower-rated securities. Yield relationships began to stabilize toward the end of the period when market conditions improved.

The Fund's investment strategies focused on building income and yield, as well as preserving capital. We sold bonds with lower coupons and longer maturities, which tend to experience greater price fluctuations, and invested in securities with higher coupons, higher yields, and shorter maturities. These bonds both enhanced the Fund's income and increased its price stability. Additionally, there was a wider selection of bonds with these characteristics. Several housing bonds fit our objective and offered attractive value.

We think interest rates could drift a little higher in the months ahead, although by and large, we expect them to move within a range. In that environment, we would continue to emphasize income, yield and capital preservation, taking advantage of the opportunities created from the shift in market conditions.

--------------------------------------------------------------------------------
                           PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

Industrial Development -- 19.1%
Housing -- 18.8%
Community Development -- 17.2%
Other -- 16.5%
Continuing Care Retirement
Community -- 7.9%
Hospital -- 4.1%
Pollution Control -- 3.4%
Sales Tax -- 3.4%
Utilities -- 3.3%
Water & Sewer -- 3.3%
Education -- 3.0%

--------------------------------------------------------------------------------
                             PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

AAA -- 11.6%
AA -- 0.5%
A -- 3.5%
BBB -- 13.9%
BB -- 0.4%
B -- 0.2%
Not Rated -- 69.9%

                                   EVERGREEN
                          Florida Municipal Bond Fund

                   Fund at a Glance as of February 29, 2000


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $539,950,762
Average Credit Quality                                                       AA+
Effective Maturity                                                    11.0 years
Average Duration                                                       7.2 years

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 2/29/2000.

The Fixed Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower. Performance includes the reinvestment of income dividends and capital gains distributions.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Funds that concentrate their investments in a single country or region may face increased risk of price fluctuation over more diversified funds due to adverse developments within that country or region.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date: 5/11/1988 Class A      Class B     Class C    Class Y
Class Inception Date               5/11/1988    6/30/1995   1/26/1998  6/30/1995
Average Annual Returns*
6 month with sales charge            -5.81%      -6.34%      -3.46%         n/a
6 month w/o sales charge             -1.08%      -1.54%      -1.54%      -1.04%
1 year with sales charge             -8.82%      -8.82%      -6.10%         n/a
1 year w/o sales charge              -4.31%      -5.19%      -5.19%      -4.24%
3 years                               1.93%       1.77%       2.93%       3.68%
5 years                               4.03%       4.00%       4.64%       5.12%
Since Portfolio Inception             6.43%       6.48%       6.69%       6.90%
Maximum Sales Charge                  4.75%       5.00%       2.00%         n/a
                                   Front End       CDSC        CDSC
30-day SEC yield                      5.05%       4.40%       4.40%       5.41%
Taxable Equivalent Yield**            8.36%       7.28%       7.28%       8.96%
6-month income dividends
   per share                         $0.23       $0.19       $0.19       $0.23
6-month capital gain distributions
   per share                         $0.03       $0.03       $0.03       $0.03

 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

   The Fund's yield will fluctuate, and there can be no guarantee the Fund will achieve its objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Lehman Brothers        Consumer Price
                   FL Muni A          Municipals             Index - US

2/28/90               9,525             10,000                 10,000
2/28/91              10,456             10,922                 10,531
2/29/92              11,526             12,013                 10,828
2/28/93              13,222             13,666                 11,180
2/28/94              13,884             14,423                 11,461
2/28/95              14,271             14,695                 11,789
2/29/96              15,661             16,318                 12,102
2/28/97              16,419             17,217                 12,469
2/28/98              18,034             18,790                 12,648
2/28/99              19,076             19,945                 12,852
2/29/00              18,252             19,495                 13,193


Comparison of a $10,000 investment in Evergreen Florida Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                          Florida Municipal Bond Fund

                                   Portfolio
                                  Management
                               ------------------

                                    [PHOTO]

                               Richard K. Marrone
                              Tenure: January 1997


Evergreen Florida Municipal Bond Fund, Class A shares, returned -1.08% for the six-month period ended February 29, 2000. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned -0.02% for the same period. Performance is before the deduction of any applicable sales charges.

Rising interest rates and shifting yield relationships created a challenging investment environment over the past six months. Although climbing interest rates pushed the prices of all municipal bonds lower, higher-rated bonds maintained their value better than lower-rated bonds. Investor concerns about the ability of lower-rated credits to manage Y2K issues and reduced market liquidity helped create the disparity in performance between the two credit sectors. Investors demanded increasingly greater yield advantages for lower-rated bonds.

The Fund's strategies emphasized income, yield and price stability. We sold bonds with lower coupons and longer maturities, which tend to experience wider price fluctuations as interest rates change. We swapped those positions for higher yielding bonds with higher coupons and shorter maturities. Bonds with those characteristics enhanced both income and price stability, and afforded the Fund greater selection than other types of bonds provided. We found particularly attractive value in the housing sector.

Over the next six months, we anticipate higher, but generally range-bound interest rates. Market conditions began to improve toward the end of the fiscal period, which have helped stabilize yield relationships. We intend to continue our strategies of building income, yield and capital preservation, while seeking opportunities created by the market's changing conditions.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

Housing -- 21.4%
Other -- 21.1%
Hospital -- 18.9%
General Obligation -
Local -- 10.7%
Transportation -- 5.2%
Continuing Care
Retirement Center -- 5.1%
Industrial Development -- 4.9%
Water & Sewer -- 4.5%
Public Facility -- 4.2%
Electric Revenue -- 4.0%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

AAA -- 55.5%
AA -- 12.8%
A -- 11.4%
BBB -- 18.5%
Not Rated -- 1.8%

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                   Fund at a Glance as of February 29, 2000

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                     $84,361,100
Average Credit Quality                                                        AA
Effective Maturity                                                    12.2 years
Average Duration                                                       7.1 years

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 2/29/2000.

The Fixed Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower. Performance includes the reinvestment of income dividends and capital gains distributions.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Funds that concentrate their investments in a single country or region may face increased risk of price fluctuation over more diversified funds due to adverse developments within that country or region.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date: 7/2/1993         Class A     Class B     Class Y
Class Inception Date                      7/2/1993    7/2/1993    2/28/1994
Average Annual Returns*
6 month with sales charge                  -5.53%      -6.00%        n/a
6 month w/o sales charge                   -0.79%      -1.17%      -0.67%
1 year with sales charge                   -8.15%      -8.00%         n/a
1 year w/o sales charge                    -3.61%      -4.33%      -3.37%
3 years                                     2.38%       2.38%       4.33%
5 years                                     4.40%       4.48%       5.70%
Since Portfolio Inception                   3.48%       3.52%       4.48%
Maximum Sales Charge                        4.75%       5.00%        n/a
                                          Front End      CDSC
30-day SEC yield                            4.97%       4.47%       5.47%
Taxable Equivalent Yield**                  8.23%       7.40%       9.06%
6-month income dividends
   per share                               $0.24       $0.21       $0.26

 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

   The Fund's yield will fluctuate, and there can be no guarantee the Fund will achieve its objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                     Evergreen GA      Lehman Brothers       Consumer Price
                     Muni Bond A         Municipals           Index - US

7/31/93                  9,524             10,000               10,000
2/28/94                  9,615             10,315               10,159
2/28/95                  9,629             10,509               10,450
2/29/96                 10,651             11,670               10,727
2/28/97                 11,129             12,313               11,053
2/28/98                 12,298             13,438               11,212
2/28/99                 13,014             14,265               11,392
2/29/00                 12,545             13,943               11,695


Comparison of a $10,000 investment in Evergreen Georgia Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                                   Portfolio
                                  Management
                             ---------------------

                                    [PHOTO]

                                Charles Jeanne
                             Tenure: November 1997


Evergreen Georgia Municipal Bond Fund, Class A Shares, returned -0.79% for the six-month period ended February 29, 2000, slightly lagging the -0.02% return of its benchmark, the Lehman Brothers Municipal Bond Index. Performance is before deduction of any applicable sales charges. We attribute the modest difference to the Fund's duration, which was longer than that of the Index for most of the period. The longer duration, which reflected securities that helped boost the Fund's yield, increased the Fund's sensitivity to interest rate changes. During the period, interest rates rose pushing bond prices lower.

Quiet investment activity and range-bound interest rate movements characterized the municipal bond market over the past six months. In particular, caution regarding Y2K limited both supply and demand, and reduced overall market liquidity. Supply has remained light in the new year, which, while restricting selection, has helped support prices.

Our investment strategies focused on maximizing income and yield, as well as enhancing price stability. Bond structure was key. We emphasized securities with both higher yields and coupons; conversely, we sold securities that had lower coupons and longer maturities, or those that tend to experience greater price swings. We focused investments on the 15-20 year maturity range, which, in our opinion, represented the most attractive balance of yield and price stability. Tax swaps were an important part of our strategy, ultimately enabling the Fund to buy bonds with higher yields. We also increased the Fund's position in cash equivalents, which reduced price fluctuations when interest rates rose. As of February 29, 2000, the average quality of the Fund was "AA".

Looking ahead, we believe lack of supply will remain the major influence on the Georgia municipal bond market, and that interest rates will continue to move in a range. In that environment, we intend to maintain a defensive strategy, keeping our focus on income and yield. We expect bond structure to be critical, targeting securities with higher coupons and intermediate-term maturities.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

General Obligation -
Local -- 22.9%
Hospital -- 15.3%
Industrial Development -- 13.3%
Water & Sewer -- 10.0%
Other -- 9.7%
Electric Revenue -- 8.3%
Public Facility -- 8.2%
Airlines -- 4.6%
Airports -- 4.0%
Continuing Care Retirement
Center -- 3.7%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

AAA -- 55.2%
AA -- 15.1%
A -- 5.9%
BBB -- 14.8%
Not Rated -- 9.0%

                                   EVERGREEN
                         Maryland Municipal Bond Fund

                   Fund at a Glance as of February 29, 2000

                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                     $40,224,092
Average Credit Quality                                                       AA-
Effective Maturity                                                    12.3 years
Average Duration                                                       6.8 years

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 2/29/2000.

The Fixed Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Classes B and C prior to their inception is based on the performance of Class Y, one of the original classes offered along with Class A. These historical returns for Classes B and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower. Performance includes the reinvestment of income dividends and capital gains distributions.

Funds that concentrate their investments in a single country or region may face increased risk of price fluctuation over more diversified funds due to adverse developments within that country or region.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date: 10/30/1990 Class A    Class B     Class C    Class Y
Class Inception Date               10/30/1990  3/27/1998  12/23/1998  10/30/1990
Average Annual Returns*
6 month with sales charge            -5.32%      -5.81%      -2.89%     n/a
6 month w/o sales charge             -0.58%      -0.95%      -0.95%   -0.45%
1 year with sales charge             -7.90%      -7.76%      -4.99%     n/a
1 year w/o sales charge              -3.34%      -4.06%      -4.06%   -3.10%
3 years                               1.26%       1.42%       2.67%    3.16%
5 years                               2.87%       3.49%       3.84%    4.14%
Since Portfolio Inception             4.40%       4.88%       5.01%    5.14%
Maximum Sales Charge                  4.75%       5.00%       2.00%     n/a
                                    Front End      CDSC        CDSC
30-day SEC yield                      4.66%       4.14%       4.14%    5.14%
Taxable Equivalent Yield**            7.72%       6.85%       6.85%    8.51%
6-month income dividends
   per share                         $0.24       $0.20       $0.20    $0.26

 * Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

   The Fund's yield will fluctuate, and there can be no guarantee the Fund will achieve its objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

              Evergreen MD   Lehman Brothers   Consumer Price   Lehman Brothers
               Muni Bd A       Municipals        Index - US       Munis 10-Yr

10/31/90          9,524          10,000            10,000           10,000
 2/28/91          9,715          10,473            10,097           10,487
 2/29/92         10,433          11,519            10,382           11,474
 2/28/93         11,848          13,105            10,719           13,165
 2/28/94         12,319          13,830            10,989           13,866
 2/28/95         12,365          14,091            11,303           14,148
 2/29/96         13,507          15,648            11,603           15,806
 2/28/97         13,770          16,509            11,955           16,646
 2/28/98         14,692          18,018            12,127           18,140
 2/28/99         15,560          19,126            12,322           19,274
 2/29/00         15,040          18,695            12,649           19,197


Comparison of a $10,000 investment in Evergreen Maryland Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Municipal 10-year Bond Index (LBM10Y) and the Consumer Price Index (CPI).

The LBMBI and LBM10Y are unmanaged market indices and do not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                          Maryland Municipal Bond Fund


                                    Portfolio
                           ---------------------------
                                   Management

                                 Keith Lowe, CFA
                              Tenure: November 1999


Evergreen Maryland Municipal Bond Fund, Class A Shares, returned -0.58% for the six-month period ended February 29, 2000, slightly lagging the -0.02% return of its benchmark, the Lehman Brothers Municipal Bond Index. Performance is before the deduction of any applicable sales charges. We attribute the difference to the Fund's longer duration and longer average maturity. While these factors increased the Fund's sensitivity to interest rate changes--interest rates rose during the period, which pushed bond prices lower--they also reflected the Fund's investment in securities that bolstered its yield.

The environment for Maryland municipal bonds was challenging over the past six months. Though interest rates fell in February, they rose for most of the period. Additionally, investors faced tight supply, heavy cash outflows and restricted market liquidity, particularly in consideration of Y2K concerns. Strong economic conditions reduced the need for debt issuance and rising interest rates limited refundings. Supply was particularly low for higher quality securities.

The Fund's strategies focused on increasing income and yield, as well as enhancing price stability. We emphasized bond structure, selecting securities with higher coupons and shorter call dates. In addition to producing a more generous income stream, these bonds also shortened the Fund's duration, reducing price fluctuations. Tax swaps also boosted the Fund's yield, as we sold lower-yielding bonds and booked securities at higher yields.

In the months ahead, we think many of the market conditions we witnessed over the past six months will continue. We expect yield advantages among the higher quality credit tiers to remain limited and for yield advantages provided by lower quality bonds to increase. We think supply will stay tight. In that environment, we intend to continue our emphasis on yield, income and price stability--seeking value and focusing heavily on bond structure.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

General Obligations -- 18.6%
Other -- 17.2%
Resource Recovery -- 10.9%
Water & Sewer -- 10.0%
Lease Revenue -- 8.7%
Housing -- 8.5%
Electric Utility -- 7.7%
Hospital -- 6.9%
Education -- 6.5%
Industrial Development -- 5.0%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

AAA -- 30.7%
AA -- 27.0%
A -- 22.4%
BBB -- 9.2%
Not Rated -- 10.7%

                                    EVERGREEN
                       North Carolina Municipal Bond Fund
                    Fund at a Glance as of February 29, 2000


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $282,892,839
Average Credit Quality                                                        AA
Effective Maturity                                                    11.1 years
Average Duration                                                       7.1 years

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 2/29/2000.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower. Performance includes the reinvestment of income dividends and capital gains distributions.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Funds that concentrate their investments in a single country or region may face increased risk of price fluctuation over more diversified funds due to adverse developments within that country or region.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date: 1/11/1993       Class A       Class B       Class Y
Class Inception Date                     1/11/1993     1/11/1993     2/28/1994
--------------------------------------------------------------------------------
Average Annual Returns*
6 month with sales charge                  -6.09%        -6.54%         n/a
6 month w/o sales charge                   -1.39%        -1.76%       -1.27%
1 year with sales charge                   -8.77%        -8.53%         n/a
1 year w/o sales charge                    -4.18%        -4.90%       -3.94%
3 years                                     2.08%         2.07%        4.02%
5 years                                     4.06%         4.13%        5.35%
Since Portfolio Inception                   4.09%         4.09%        5.02%
Maximum Sales Charge                        4.75%         5.00%         n/a
                                          Front End     CDSC
30-day SEC yield                            4.91%         4.41%        5.41%
Taxable Equivalent Yield**                  8.13%         7.30%        8.96%
6-month income dividends
 per share                                 $0.25         $0.21        $0.26
6-month capital gains distributions
 per share                                 $0.06         $0.06        $0.06

 * Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

   The Fund's yield will fluctuate, and there can be no guarantee the Fund will achieve its objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                     Evergreen NC     Lehman Brothers     Consumer Price
                     Muni Bond A         Municipals         Index - US

1/31/93                 9,526              10,000             10,000
2/28/93                 9,720              10,362             10,035
2/28/94                10,332              10,935             10,288
2/28/95                10,337              11,141             10,582
2/29/96                11,466              12,372             10,863
2/28/97                11,858              13,053             11,192
2/28/98                13,094              14,246             11,353
2/28/99                13,824              15,122             11,536
2/29/00                13,245              14,781             11,842


Comparison of a $10,000 investment in Evergreen North Carolina Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                       North Carolina Municipal Bond Fund


                                    Portfolio
                                   Management
                           --------------------------

                               Richard K. Marrone
                              Tenure: January 1993


Evergreen North Carolina Municipal Bond Fund, Class A shares, returned -1.39% for the six-month period ended February 29, 2000. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned -0.02% for the same period. Performance is before the deduction of any applicable sales charges.

Over the past six months, municipal bond investors monitored rising interest rates and shifting yield relationships. Although higher interest rates pushed the prices of all municipal bonds lower, concerns about the ability of lower-rated credits to manage Y2K issues and reduced market liquidity caused lower-rated bond prices to fall harder than those of their higher-rated counterparts. The performance disparity between higher-rated credits and lower-rated credits was reflected in yield relationships. Investors demanded increasingly higher yields for lower-rated bonds. Yield relationships began to stabilize toward the end of the fiscal period when market conditions started to improve.

The Fund maintained a defensive strategy, focusing on building income and yield. We sold lower coupon bonds with longer maturities because their prices tend to fluctuate more as interest rates change. In contrast, we increased the Fund's position in higher-yielding bonds with higher coupons and shorter maturities--bonds that enhanced both yield and price stability.

Bonds with these characteristics also afforded the Fund greater selection than other bonds provided. We found attractive value in several housing issues.

While we think interest rates could drift higher in the months ahead. We believe they will move within a range. We expect to take advantage of the higher rates becoming available, seeking value and continuing our emphasis on income, yield and price stability.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]
Hospital -- 21.7%
Other -- 16.6%
Electric Revenue -- 14.7%
Housing -- 13.8%
General Obligation - Local -- 12.0%
Continuing Care Retirement Center -- 6.3%
Industrial Development -- 5.8%
Lease -- 4.7%
Pre-Refunding -- 4.4%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

AAA -- 43.0%
AA -- 17.0%
A -- 20.0%
BBB -- 10.0%
Not Rated -- 10.0%

                                    EVERGREEN
                       South Carolina Municipal Bond Fund

                    Fund at a Glance as of February 29, 2000


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                     $57,195,617
Average Credit Quality                                                        AA
Effective Maturity                                                    13.1 years
Average Duration                                                       7.9 years

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 2/29/2000.

The Fixed Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower. Performance includes the reinvestment of income dividends and capital gains distributions. Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Funds that concentrate their investments in a single country or region may face increased risk of price fluctuation over more diversified funds due to adverse developments within that country or region.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date: 1/3/1994          Class A      Class B       Class Y
Class Inception Date                        1/3/1994     1/3/1994     2/28/1994
--------------------------------------------------------------------------------
Average Annual Returns*
6 month with sales charge                    -5.41%       -5.89%         n/a
6 month w/o sales charge                     -0.70%       -1.08%        -0.58%
1 year with sales charge                     -7.90%       -7.66%         n/a
1 year w/o sales charge                      -3.26%       -3.99%        -3.02%
3 years                                       2.14%        2.11%         4.05%
5 years                                       4.70%        4.76%         5.98%
Since Portfolio Inception                     3.56%        3.64%         4.64%
Maximum Sales Charge                          4.75%        5.00%          n/a
                                            Front End      CDSC
30-day SEC yield                              4.71%        4.21%         5.20%
Taxable Equivalent Yield**                    7.80%        6.97%         8.61%
6-month income dividends
per share                                    $0.23        $0.20         $0.25
6-month capital gains distributions
per share                                    $0.07        $0.07         $0.07

 *   Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

     The Fund's yield will fluctuate, and there can be no guarantee the Fund will achieve its objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                    Evergreen SC     Lehman Brothers     Consumer Price
                     Muni Bond A        Municipals         Index - US

1/31/94                 9,521            10,000              10,000
2/28/94                 9,177             9,741              10,034
2/28/95                 9,254             9,925              10,321
2/29/96                10,349            11,021              10,595
2/28/97                10,926            11,628              10,917
2/28/98                11,975            12,690              11,074
2/28/99                12,629            13,471              11,252
2/29/00                12,217            13,167              11,551


Comparison of a $10,000 investment in Evergreen South Carolina Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                       South Carolina Municipal Bond Fund


                                   Portfolio
                                  Management
                          --------------------------

                                    [PHOTO]

                                Charles Jeanne
                             Tenure: January 1997


Evergreen South Carolina Municipal Bond Fund, Class A Shares, posted a -0.70% total return for the six-month period ended February 29, 2000, modestly lagging its benchmark, the Lehman Brothers Municipal Bond Index, which returned -0.02% for the same period. Performance is before the deduction of any applicable sales charges. We attribute the modest difference to the Fund's duration, which was slightly longer than that of the Index, and reflected securities that helped increase the Fund's yield. The longer duration made the Fund more sensitive to interest rate changes. During the period, interest rates trended higher which pushed bond prices lower.

Restricted supply, light demand and reduced market liquidity, particularly in consideration of Y2K concerns, kept municipal bond market activity quiet over the past six months. Supply has remained low in the early part of 2000, which, while limiting selection, has helped support prices.

The Fund's investment strategies focused on maximizing income and yield, and enhancing price stability. Bond structure was a critical part of our strategy. We emphasized securities with higher coupons and yields, such as housing and healthcare bonds. We focused on the 15-20 year maturity range, which, in our opinion, represented the best combination of yield and price stability. In contrast, we sold bonds with lower coupons and longer maturities--bonds that tend to experience greater price swings. A smaller position in these securities enhanced price stability. Tax swaps also helped us boost the Fund's yield by selling lower-yielding bonds and buying bonds with higher yields. Finally, we increased the Fund's cash position, which reduced price fluctuations when interest rates rose. As of February 29, 2000, the Fund's average quality stood at "AA".

Going forward, we think lack of supply will continue to be a major influence on South Carolina municipal bond prices and anticipate interest rates to trade within a range. With that as a background, we expect to maintain the Fund's defensive strategy, keeping an emphasis on income and yield.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

Hospital -- 22.7%
Industrial Development -- 20.1%
Housing -- 11.9%
Other -- 9.9%
Education -- 9.4%
Utilities -- 8.0%
General Obligation - Local -- 6.0%
General Obligation - State -- 5.6%
Water & Sewer -- 5.3%
Airport -- 1.1%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

AAA -- 45.6%
AA -- 18.0%
A -- 4.8%
BBB -- 9.4%
Not Rated -- 22.2%

                                    EVERGREEN
                          Virginia Municipal Bond Fund

                    Fund at a Glance as of February 29, 2000


                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $166,411,253
Average Credit Quality                                                        AA
Effective Maturity                                                    13.7 years
Average Duration                                                       7.5 years

--------------------------------------------------------------------------------
                           CURRENT INVESTMENT STYLE1
--------------------------------------------------------------------------------

[STYLE BOX]

Morningstar's Style Box is based on a portfolio date as of 2/29/2000.

The Fixed Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

1Source: 2000 Morningstar, Inc.

2Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class.

Historical performance shown for Class Y prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class Y include the effect of the 0.25% 12b-1 fee applicable to Class A. Class Y does not pay a 12b-1 fee. If these fees had not been reflected, returns for Class Y would have been higher. Class B pays a 12b-1 fee of 1.00%. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, the returns would have been lower. Performance includes the reinvestment of income dividends and capital gains distributions.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

Funds that concentrate their investments in a single country or region may face increased risk of price fluctuation over more diversified funds due to adverse developments within that country or region.

Income may be subject to federal alternative minimum tax.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS2
--------------------------------------------------------------------------------
Portfolio Inception Date: 7/2/1993           Class A      Class B      Class Y
Class Inception Date                        7/2/1993     7/2/1993     2/28/1994
--------------------------------------------------------------------------------
Average Annual Returns*
6 month with sales charge                    -5.09%        -5.54%         n/a
6 month w/o sales charge                     -0.31%        -0.68%       -0.19%
1 year with sales charge                     -7.17%        -6.97%         n/a
1 year w/o sales charge                      -2.53%        -3.26%       -2.28%
3 years                                       2.59%         2.56%        4.51%
5 years                                       4.47%         4.54%        5.75%
Since Portfolio Inception                     3.75%         3.79%        4.75%
Maximum Sales Charge                          4.75%         5.00%         n/a
                                            Front End       CDSC
30-day SEC yield                              4.78%         4.27%        5.27%
Taxable Equivalent Yield**                    7.91%         7.07%        8.73%
6-month income dividends
 per share                                   $0.24         $0.20        $0.25
6-month capital gains distributions
 per share                                   $0.02         $0.02        $0.02

 * Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

   The Fund's yield will fluctuate, and there can be no guarantee the Fund will achieve its objectives or any particular tax-exempt yield.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                    [GRAPH]

                        Evergreen VA     Lehman Brothers     Consumer Price
                        Muni Bond A         Municipals         Index - US

7/31/93                     9,524             10,000             10,000
2/28/94                     9,609             10,315             10,159
2/28/95                     9,772             10,509             10,450
2/29/96                    10,770             11,670             10,727
2/28/97                    11,266             12,313             11,053
2/28/98                    12,347             13,438             11,212
2/28/99                    13,096             14,265             11,392
2/29/00                    12,765             13,943             11,695


Comparison of a $10,000 investment in Evergreen Virginia Municipal Bond Fund, Class A shares2, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities nor any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                    EVERGREEN
                          Virginia Municipal Bond Fund


                                    Portfolio
                                   Management
                             -----------------------

                                    [PHOTO]

                                 Charles Jeanne
                                Tenure: July 1993


Evergreen Virginia Municipal Bond Fund, Class A Shares, returned -0.31.% for the six-month period ended February 29, 2000, modestly lagging the -0.02% return of its benchmark, the Lehman Brothers Municipal Bond Index. Performance is before the deduction of any applicable sales charges. We attribute the difference to the Fund's longer duration. The longer duration, which increased the Fund's sensitivity to interest rate changes, reflected securities that helped boost the Fund's yield. During the period, interest rates rose pushing bond prices lower.

Restricted supply, low demand and reduced market liquidity all contributed to a quiet investment atmosphere for municipal bonds over the past six months. Investors were particularly cautious in anticipation of Y2K concerns and the possibility of a tighter credit stance from the Federal Reserve Board. Supply has remained light into the new year, which has limited bond selection but also helped support prices.

The Fund's investment strategies centered on maximizing income and yield, and enhancing price stability. Bond structure was key. We selected securities with both higher coupons and yields, such as housing and healthcare bonds, focusing on maturities in the 15-20 year range. We believe those maturities provided the best balance of yield and price stability. In contrast, we sold bonds with lower coupons and longer maturities--bonds that tend to experience greater price swings. Reducing those holdings increased price stability. We also raised the Fund's cash position, which helped steady the net asset value when interest rates rose. Finally, tax swaps played an important role in bolstering the Fund's yield, as we sold lower-yielding bonds and bought bonds with higher yields. As of February 29, 2000, the Fund's average quality was "AA".

Going forward, we think the lack of supply will continue to be a major force for the municipal bond market while interest rates trade within a range. In that environment, we intend to maintain a defensive posture, emphasizing income and yield.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

General Obligation - Local -- 19.7%
Other -- 18.7%
Housing -- 15.1%
Transportation -- 11.3%
Public Facilities -- 8.0%
Healthcare -- 7.9%
Education -- 6.5%
Lease Revenue -- 4.4%
Water & Sewer -- 3.3%
Community Development District -- 2.6%
Resource Recovery -- 2.5%

--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
                (as a percentage of 2/29/2000 portfolio assets)

                                    [GRAPH]

AAA -- 33.4%
AA -- 40.4%
A -- 7.5%
BBB -- 8.7%
Not Rated -- 10.0%

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended             Year Ended August 31,
                          February 29, 2000 ------------------------------------------------     Year Ended
                             (Unaudited)      1999       1998      1997     1996    1995 (a)   April 30, 1995
 CLASS A SHARES
 Net asset value,
  beginning of period         $  10.68      $  11.26   $  10.89  $  10.42  $ 10.40  $ 10.16       $ 10.08
                              --------      --------   --------  --------  -------  -------       -------
 Income from investment
  operations
 Net investment income            0.29          0.57       0.58      0.62     0.63     0.21          0.65
 Net realized and
  unrealized gains or
  losses on securities           (0.60)        (0.58)      0.37      0.47     0.02     0.24          0.08
                              --------      --------   --------  --------  -------  -------       -------
 Total from investment
  operations                     (0.31)        (0.01)      0.95      1.09     0.65     0.45          0.73
                              --------      --------   --------  --------  -------  -------       -------
 Less distributions to
  shareholders from
 Net investment income           (0.29)        (0.57)     (0.58)    (0.62)   (0.63)   (0.21)        (0.65)
 Net realized gains                  0             0++        0         0        0        0             0
                              --------      --------   --------  --------  -------  -------       -------
 Total distributions to
  shareholders                   (0.29)        (0.57)     (0.58)    (0.62)   (0.63)   (0.21)        (0.65)
                              --------      --------   --------  --------  -------  -------       -------
 Net asset value, end of
  period                      $  10.08      $  10.68   $  11.26  $  10.89  $ 10.42  $ 10.40       $ 10.16
                              --------      --------   --------  --------  -------  -------       -------
 Total return*                   (2.95%)       (0.16%)     8.94%    10.77%    6.42%    4.43%         7.56%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $222,476      $269,616   $279,079  $119,942  $76,267  $59,551       $65,043
 Ratios to average net
  assets
 Expenses#                        0.87%+        0.86%      0.89%     0.88%    0.85%    1.07%+        0.60%
 Net investment income            5.64%+        5.10%      5.15%     5.86%    6.02%    5.92%+        6.52%
 Portfolio turnover rate            22%           29%        70%       32%      42%      14%           28%

                          Six Months Ended            Year Ended August 31,
                          February 29, 2000 -----------------------------------------------
                             (Unaudited)      1999       1998     1997     1996    1995 (b)
 CLASS B SHARES
 Net asset value,
  beginning of period         $  10.68      $  11.26   $  10.89  $ 10.42  $ 10.40   $10.41
                              --------      --------   --------  -------  -------   ------
 Income from investment
  operations
 Net investment income            0.25          0.48       0.50     0.54     0.55     0.08
 Net realized and
  unrealized gains or
  losses on securities           (0.60)        (0.58)      0.37     0.47     0.02    (0.01)
                              --------      --------   --------  -------  -------   ------
 Total from investment
  operations                     (0.35)        (0.10)      0.87     1.01     0.57     0.07
                              --------      --------   --------  -------  -------   ------
 Less distributions to
  shareholders from
 Net investment income           (0.25)        (0.48)     (0.50)   (0.54)   (0.55)   (0.08)
 Net realized gains                  0             0++        0        0        0        0
                              --------      --------   --------  -------  -------   ------
 Total distributions to
  shareholders                   (0.25)        (0.48)     (0.50)   (0.54)   (0.55)   (0.08)
                              --------      --------   --------  -------  -------   ------
 Net asset value, end of
  period                      $  10.08      $  10.68   $  11.26  $ 10.89  $ 10.42   $10.40
                              --------      --------   --------  -------  -------   ------
 Total return*                   (3.31%)       (0.91%)     8.13%    9.95%    5.63%    0.64%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $116,044      $130,259   $103,309  $63,475  $19,219   $3,137
 Ratios to average net
  assets
 Expenses#                        1.62%+        1.61%      1.64%    1.63%    1.59%    1.09%+
 Net investment income            4.89%+        4.34%      4.46%    5.09%    5.27%    3.40%+
 Portfolio turnover rate            22%           29%        70%      32%      42%      14%

(a) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
(b) For the period from July 10, 1995 (commencement of class operations) to Au-gust 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.01 per share.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                   Six Months Ended  Year Ended August 31,
                                   February 29, 2000 -------------------------
                                      (Unaudited)      1999        1998 (a)
 CLASS C SHARES
 Net asset value, beginning of
  period                                $10.68       $    11.26    $    11.11
                                        ------       ----------    ----------
 Income from investment
  operations
 Net investment income                    0.25             0.48          0.24
 Net realized and unrealized
  gains or losses on securities          (0.60)           (0.58)         0.15
                                        ------       ----------    ----------
 Total from investment operations        (0.35)           (0.10)         0.39
                                        ------       ----------    ----------

 Less distributions to
  shareholders from
 Net investment income                   (0.25)           (0.48)        (0.24)
 Net realized gains                          0                0++           0
                                        ------       ----------    ----------
 Total distributions to
  shareholders                           (0.25)           (0.48)        (0.24)
                                        ------       ----------    ----------
 Net asset value, end of period         $10.08       $    10.68    $    11.26
                                        ------       ----------    ----------

 Total return*                           (3.31%)          (0.91%)        3.50%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                           $6,920       $    6,749    $    1,098
 Ratios to average net assets
 Expenses#                                1.61%+           1.61%         1.65%+
 Net investment income                    4.89%+           4.31%         4.21%+
 Portfolio turnover rate                    22%              29%           70%

                          Six Months Ended       Year Ended August 31,
                          February 29, 2000 -----------------------------------
                             (Unaudited)     1999      1998     1997   1996 (b)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $ 10.68      $ 11.26   $ 10.89  $10.42   $10.48
                               -------      -------   -------  ------   ------
 Income from investment
  operations
 Net investment income            0.30         0.60      0.61    0.65     0.63
 Net realized and
  unrealized gains or
  losses on securities           (0.60)       (0.58)     0.37    0.47    (0.06)
                               -------      -------   -------  ------   ------
 Total from investment
  operations                     (0.30)        0.02      0.98    1.12     0.57
                               -------      -------   -------  ------   ------

 Less distributions to
  shareholders from
 Net investment income           (0.30)       (0.60)    (0.61)  (0.65)   (0.63)
 Net realized gains                  0            0++       0       0        0
                               -------      -------   -------  ------   ------
 Total distributions to
  shareholders                   (0.30)       (0.60)    (0.61)  (0.65)   (0.63)
                               -------      -------   -------  ------   ------
 Net asset value, end of
  period                       $ 10.08      $ 10.68   $ 11.26  $10.89   $10.42
                               -------      -------   -------  ------   ------
 Total return                    (2.83%)       0.09%     9.22%  11.04%    5.54%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $57,636      $53,624   $29,152  $6,326   $1,970
 Ratios to average net
  assets
 Expenses#                        0.62%+       0.62%     0.65%   0.63%    0.59%+
 Net investment income            5.91%+       5.38%     5.47%   6.08%    6.27%+
 Portfolio turnover rate            22%          29%       70%     32%      42%

(a) For the period from March 6, 1998 (commencement of class operations) to Au-gust 31, 1998.
(b) For the period from September 20, 1995 (commencement of class operations) to August 31, 1996.
*   Excluding applicable sales charges.
+   Annualized.
++  Represents an amount less than $0.01 per share.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended
                              February                  Year Ended August 31,
                              29, 2000     -----------------------------------------------------     Year Ended
                            (Unaudited)      1999       1998      1997      1996    1995 (a) (b) April 30, 1995 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period         $   9.36     $  10.15   $   9.98  $   9.70  $   9.74    $   9.61        $   9.52
                              --------     --------   --------  --------  --------    --------        --------
 Income from investment
  operations
 Net investment income            0.23         0.46       0.48      0.51      0.54        0.19            0.54
 Net realized and
  unrealized gains or
  losses on securities           (0.33)       (0.56)      0.38      0.35     (0.04)       0.22            0.11
                              --------     --------   --------  --------  --------    --------        --------
 Total from investment
  operations                     (0.10)       (0.10)      0.86      0.86      0.50        0.41            0.65
                              --------     --------   --------  --------  --------    --------        --------
 Less distributions to
  shareholders from
 Net investment income           (0.23)       (0.46)     (0.48)    (0.52)    (0.54)      (0.22)          (0.54)
 Net realized gains              (0.03)       (0.23)     (0.21)    (0.06)        0       (0.06)          (0.02)
                              --------     --------   --------  --------  --------    --------        --------
 Total distributions to
  shareholders                   (0.26)       (0.69)     (0.69)    (0.58)    (0.54)      (0.28)          (0.56)
                              --------     --------   --------  --------  --------    --------        --------
 Net asset value, end of
  period                      $   9.00     $   9.36   $  10.15  $   9.98  $   9.70    $   9.74        $   9.61
                              --------     --------   --------  --------  --------    --------        --------
 Total return*                   (1.08%)      (1.07%)     8.96%     9.06%     5.15%       4.20%           7.05%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $118,481     $137,101   $164,255  $105,673  $115,723    $136,449        $168,542
 Ratios to average net
  assets
 Expenses#                        0.41%+       0.34%      0.46%     0.74%     0.63%       0.82%+          0.61%
 Net investment income            5.08%+       4.71%      4.79%     5.22%     5.46%       4.89%+          5.73%
 Portfolio turnover rate            36%          57%        64%       41%       30%         29%             53%

                          Six Months Ended
                              February              Year Ended August 31,
                              29, 2000     ---------------------------------------------
                            (Unaudited)     1999      1998     1997     1996    1995 (c)
 CLASS B SHARES
 Net asset value,
  beginning of period         $  9.36      $ 10.15   $  9.98  $  9.70  $  9.74  $  9.67
                              -------      -------   -------  -------  -------  -------
 Income from investment
  operations
 Net investment income           0.19         0.37      0.38     0.42     0.44     0.07
 Net realized and
  unrealized gains or
  losses on securities          (0.33)       (0.56)     0.39     0.35    (0.04)    0.10
                              -------      -------   -------  -------  -------  -------
 Total from investment
  operations                    (0.14)       (0.19)     0.77     0.77     0.40     0.17
                              -------      -------   -------  -------  -------  -------
 Less distributions to
  shareholders from
 Net investment income          (0.19)       (0.37)    (0.39)   (0.43)   (0.44)   (0.07)
 Net realized gains             (0.03)       (0.23)    (0.21)   (0.06)       0    (0.03)
                              -------      -------   -------  -------  -------  -------
 Total distributions to
  shareholders                  (0.22)       (0.60)    (0.60)   (0.49)   (0.44)   (0.10)
                              -------      -------   -------  -------  -------  -------
 Net asset value, end of
  period                      $  9.00      $  9.36   $ 10.15  $  9.98  $  9.70  $  9.74
                              -------      -------   -------  -------  -------  -------
 Total return*                  (1.54%)      (1.97%)    7.97%    8.06%    4.17%    1.49%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $49,278      $59,783   $66,142  $31,281  $28,849  $27,351
 Ratios to average net
  assets
 Expenses#                       1.32%+       1.26%     1.36%    1.66%    1.56%    1.44%+
 Net investment income           4.16%+       3.79%     3.88%    4.29%    4.52%    3.22%+
 Portfolio turnover rate           36%          57%       64%      41%      30%      29%

(a) On June 30, 1995, ABT Florida Tax-Free Fund sold substantially all of its net assets to Evergreen Florida Municipal Bond Fund. As ABT Florida Tax-Free Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for periods prior to June 30, 1995 have been carried forward in these financial highlights.
(b) For the four months ended August 31, 1995. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 1995.
(c) For the period from June 30, 1995 (commencement of class operations) to Au-gust 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Florida Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                   Six Months Ended  Year Ended August 31,
                                   February 29, 2000 -------------------------
                                      (Unaudited)      1999        1998 (a)
 CLASS C SHARES
 Net asset value, beginning of
  period                                $ 9.36       $    10.15    $    10.06
                                        ------       ----------    ----------
 Income from investment
  operations
 Net investment income                    0.19             0.37          0.23
 Net realized and unrealized
  gains or losses on securities          (0.33)           (0.56)         0.09
                                        ------       ----------    ----------
 Total from investment operations        (0.14)           (0.19)         0.32
                                        ------       ----------    ----------
 Less distributions to
  shareholders from
 Net investment income                   (0.19)           (0.37)        (0.23)
 Net realized gains                      (0.03)           (0.23)            0
                                        ------       ----------    ----------
 Total distributions to
  shareholders                           (0.22)           (0.60)        (0.23)
                                        ------       ----------    ----------
 Net asset value, end of period         $ 9.00       $     9.36    $    10.15
                                        ------       ----------    ----------
 Total return*                           (1.54%)          (1.97%)        3.25%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                           $7,307       $    9,111    $    8,963
 Ratios to average net assets
 Expenses#                                1.32%+           1.26%         1.29%+
 Net investment income                    4.16%+           3.79%         3.86%+
 Portfolio turnover rate                    36%              57%           64%

                          Six Months Ended            Year Ended August 31,
                          February 29, 2000 -----------------------------------------------
                             (Unaudited)      1999       1998     1997     1996    1995 (b)
 CLASS Y SHARES
 Net asset value,
  beginning of period         $   9.36      $  10.15   $   9.98  $  9.70  $  9.74   $ 9.67
                              --------      --------   --------  -------  -------   ------
 Income from investment
  operations
 Net investment income            0.23          0.47       0.48     0.52     0.53     0.09
 Net realized and
  unrealized gains or
  losses on securities           (0.33)        (0.56)      0.39     0.35    (0.03)    0.10
                              --------      --------   --------  -------  -------   ------
 Total from investment
  operations                     (0.10)        (0.09)      0.87     0.87     0.50     0.19
                              --------      --------   --------  -------  -------   ------
 Less distributions to
  shareholders from
 Net investment income           (0.23)        (0.47)     (0.49)   (0.53)   (0.54)   (0.09)
 Net realized gains              (0.03)        (0.23)     (0.21)   (0.06)       0    (0.03)
                              --------      --------   --------  -------  -------   ------
 Total distributions to
  shareholders                   (0.26)        (0.70)     (0.70)   (0.59)   (0.54)   (0.12)
                              --------      --------   --------  -------  -------   ------
 Net asset value, end of
  period                      $   9.00      $   9.36   $  10.15  $  9.98  $  9.70   $ 9.74
                              --------      --------   --------  -------  -------   ------
 Total return                    (1.04%)       (0.99%)     9.05%    9.14%    5.22%    1.67%
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $364,885      $407,474   $418,847  $24,850  $12,259   $3,602
 Ratios to average net
  assets
 Expenses#                        0.32%+        0.26%      0.33%    0.67%    0.57%    0.59%+
 Net investment income            5.16%+        4.79%      4.85%    5.27%    5.55%    4.93%+
 Portfolio turnover rate            36%           57%        64%      41%      30%      29%

(a) For the period from January 26, 1998 (commencement of class operations) to August 31, 1998.
(b) For the period from June 30, 1995 (commencement of class operations) to Au-gust 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended         Year Ended August 31,
                          February 29, 2000 -----------------------------------------     Year Ended
                             (Unaudited)     1999     1998    1997    1996   1995 (a)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 9.78       $10.35   $ 9.90  $ 9.57  $ 9.47   $ 8.74        $10.19
                               ------       ------   ------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income           0.24         0.49     0.49    0.49    0.48     0.33          0.48
 Net realized and
  unrealized gains or
  losses on securities          (0.32)       (0.53)    0.45    0.33    0.10     0.73         (1.45)
                               ------       ------   ------  ------  ------   ------        ------
 Total from investment
  operations                    (0.08)       (0.04)    0.94    0.82    0.58     1.06         (0.97)
                               ------       ------   ------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income          (0.24)       (0.49)   (0.49)  (0.49)  (0.48)   (0.33)        (0.48)
 Net realized gains                 0        (0.04)       0       0       0        0             0
                               ------       ------   ------  ------  ------   ------        ------
 Total distributions to
  shareholders                  (0.24)       (0.53)   (0.49)  (0.49)  (0.48)   (0.33)        (0.48)
                               ------       ------   ------  ------  ------   ------        ------
 Net asset value, end of
  period                       $ 9.46       $ 9.78   $10.35  $ 9.90  $ 9.57   $ 9.47        $ 8.74
                               ------       ------   ------  ------  ------   ------        ------
 Total return*                  (0.79%)      (0.50%)   9.67%   8.73%   6.22%   12.28%        (9.64%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $5,321       $4,358   $3,932  $2,201  $1,954   $2,098        $1,387
 Ratios to average net
  assets
 Expenses#                       0.58%+       0.51%    0.57%   0.94%   0.88%    0.71%+        0.53%
 Net investment income           5.16%+       4.76%    4.81%   5.00%   4.96%    5.39%+        5.26%
 Portfolio turnover rate           17%          34%      50%     32%     21%      91%          147%

                          Six Months Ended           Year Ended August 31,
                          February 29, 2000 --------------------------------------------     Year Ended
                             (Unaudited)     1999      1998     1997     1996   1995 (a)  December 31, 1994
 CLASS B SHARES
 Net asset value,
  beginning
  of period                    $  9.78      $ 10.35   $  9.90  $  9.57  $ 9.47   $ 8.74        $ 10.19
                               -------      -------   -------  -------  ------   ------        -------
 Income from investment
  operations
 Net investment income            0.21         0.41      0.41     0.41    0.41     0.28           0.43
 Net realized and
  unrealized gains or
  losses on securities           (0.32)       (0.53)     0.45     0.33    0.10     0.73          (1.45)
                               -------      -------   -------  -------  ------   ------        -------
 Total from investment
  operations                     (0.11)       (0.12)     0.86     0.74    0.51     1.01          (1.02)
                               -------      -------   -------  -------  ------   ------        -------
 Less distributions to
  shareholders from
 Net investment income           (0.21)       (0.41)    (0.41)   (0.41)  (0.41)   (0.28)         (0.43)
 Net realized gains                  0        (0.04)        0        0       0        0              0
                               -------      -------   -------  -------  ------   ------        -------
 Total distributions to
  shareholders                   (0.21)       (0.45)    (0.41)   (0.41)  (0.41)   (0.28)         (0.43)
                               -------      -------   -------  -------  ------   ------        -------
 Net asset value, end of
  period                       $  9.46      $  9.78   $ 10.35  $  9.90  $ 9.57   $ 9.47        $  8.74
                               -------      -------   -------  -------  ------   ------        -------
 Total return*                   (1.17%)      (1.24%)    8.86%    7.93%   5.44%   11.72%        (10.15%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $12,847      $14,244   $12,559  $10,870  $9,271   $7,538        $ 6,912
 Ratios to average net
  assets
 Expenses#                        1.32%+       1.26%     1.34%    1.69%   1.63%    1.46%+         1.13%
 Net investment income            4.39%+       4.01%     4.06%    4.25%   4.21%    4.64%+         4.66%
 Portfolio turnover rate            17%          34%       50%      32%     21%      91%           147%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Georgia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended          Year Ended August 31,
                          February 29, 2000 -------------------------------------------      Period Ended
                             (Unaudited)     1999      1998     1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS Y SHARES
 Net asset value,
  beginning
  of period                    $  9.78      $ 10.35   $  9.90  $ 9.57  $ 9.47   $ 8.74          $ 9.83
                               -------      -------   -------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income            0.26         0.51      0.51    0.51    0.50     0.35            0.42
 Net realized and
  unrealized gains or
  losses on securities           (0.32)       (0.53)     0.45    0.33    0.10     0.73           (1.09)
                               -------      -------   -------  ------  ------   ------          ------
 Total from investment
  operations                     (0.06)       (0.02)     0.96    0.84    0.60     1.08           (0.67)
                               -------      -------   -------  ------  ------   ------          ------
 Less distributions to
  shareholders from
 Net investment income           (0.26)       (0.51)    (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
 Net realized gains                  0        (0.04)        0       0       0        0               0
                               -------      -------   -------  ------  ------   ------          ------
 Total distributions to
  shareholders                   (0.26)       (0.55)    (0.51)  (0.51)  (0.50)   (0.35)          (0.42)
                               -------      -------   -------  ------  ------   ------          ------
 Net asset value, end of
  period                       $  9.46      $  9.78   $ 10.35  $ 9.90  $ 9.57   $ 9.47          $ 8.74
                               -------      -------   -------  ------  ------   ------          ------
 Total return                    (0.67%)      (0.25%)    9.94%   9.00%   6.48%   12.47%          (6.86%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $66,193      $71,992   $67,630  $1,180  $1,620   $1,339          $  284
 Ratios to average net
  assets
 Expenses#                        0.32%+       0.26%     0.24%   0.69%   0.63%    0.46%+          0.31%+
 Net investment income            5.39%+       5.02%     5.09%   5.25%   5.21%    5.64%+          5.68%+
 Portfolio turnover rate            17%          34%       50%     32%     21%      91%            147%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994, (commencement of class operations) to December 31, 1994.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended  Year Ended August 31,             Year Ended September 30,
                          February 29, 2000 ---------------------------  --------------------------------------
                             (Unaudited)      1999       1998 (a) (b)    1997 (a)  1996 (a)  1995 (a)  1994 (a)
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 10.58      $    11.16     $    10.91    $ 10.56   $ 10.69   $ 10.17   $ 11.24
                               -------      ----------     ----------    -------   -------   -------   -------
 Income from investment
  operations
 Net investment income            0.24            0.47           0.36       0.37      0.38      0.40      0.45
 Net realized and
  unrealized gains or
  losses on securities           (0.30)          (0.49)          0.25       0.35     (0.13)     0.54     (0.97)
                               -------      ----------     ----------    -------   -------   -------   -------
 Total from investment
  operations                     (0.06)          (0.02)          0.61       0.72      0.25      0.94     (0.52)
                               -------      ----------     ----------    -------   -------   -------   -------
 Less distributions to
  shareholders from
 Net investment income           (0.24)          (0.47)         (0.36)     (0.37)    (0.38)    (0.40)    (0.45)
 Net realized gains                  0           (0.09)             0          0         0     (0.02)    (0.10)
                               -------      ----------     ----------    -------   -------   -------   -------
 Total distributions to
  shareholders                   (0.24)          (0.56)         (0.36)     (0.37)    (0.38)    (0.42)    (0.55)
                               -------      ----------     ----------    -------   -------   -------   -------
 Net asset value, end of
  period                       $ 10.28      $    10.58     $    11.16    $ 10.91   $ 10.56   $ 10.69   $ 10.17
                               -------      ----------     ----------    -------   -------   -------   -------
 Total return*                   (0.58%)         (0.29%)         5.70%      6.92%     2.36%     9.81%    (4.74%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $20,624         $23,114        $24,754    $27,786   $31,284   $32,172   $34,580
 Ratios to average net
  assets
 Expenses#                        0.81%+          0.79%          1.52%+     1.69%     1.43%     1.24%     1.17%
 Net investment income            4.69%+          4.27%          3.56%+     3.45%     3.57%     4.24%     4.22%
 Portfolio turnover rate            24%             40%            37%        13%      138%       21%       27%

                                   Six Months Ended  Year Ended August 31,
                                   February 29, 2000 -------------------------
                                      (Unaudited)      1999        1998 (c)
 CLASS B SHARES
 Net asset value, beginning of
  period                                $10.58       $    11.16    $    10.99
                                        ------       ----------    ----------
 Income from investment
  operations
 Net investment income                    0.20             0.39          0.16
 Net realized and unrealized
  gains or losses on securities          (0.30)           (0.49)         0.17
                                        ------       ----------    ----------
 Total from investment operations        (0.10)           (0.10)         0.33
                                        ------       ----------    ----------
 Less distributions to
  shareholders from
 Net investment income                   (0.20)           (0.39)        (0.16)
 Net realized gains                          0            (0.09)            0
                                        ------       ----------    ----------
 Total distributions to
  shareholders                           (0.20)           (0.48)        (0.16)
                                        ------       ----------    ----------
 Net asset value, end of period         $10.28       $    10.58    $    11.16
                                        ------       ----------    ----------
 Total return*                           (0.95%)          (1.04%)        2.99%
 Ratios and supplemental data
 Net assets, end of period
  (thousands)                           $3,566       $    3,440    $      990
 Ratios to average net assets
 Expenses#                                1.56%+           1.55%         1.49%+
 Net investment income                    3.93%+           3.49%         3.41%+
 Portfolio turnover rate                    24%              40%           37%

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) For the period from March 27, 1998 (commencement of class operations) to August 31, 1998.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Maryland Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                                          Six Months Ended
                                          February 29, 2000    Period Ended
                                             (Unaudited)    August 31, 1999 (c)
 CLASS C SHARES
 Net asset value, beginning of period          $10.58             $11.11
                                               ------             ------
 Income from investment operations
 Net investment income                           0.20               0.26
 Net realized and unrealized gains or
  losses on securities                          (0.30)             (0.53)
                                               ------             ------
 Total from investment operations               (0.10)             (0.27)
                                               ------             ------
 Less distributions to shareholders from
 Net investment income                          (0.20)             (0.26)
 Net realized gains                                 0                  0
                                               ------             ------
 Total distributions to shareholders            (0.20)             (0.26)
                                               ------             ------
 Net asset value, end of period                $10.28             $10.58
                                               ------             ------
 Total return*                                  (0.95%)            (2.48%)
 Ratios and supplemental data
 Net assets, end of period (thousands)         $   29             $   30
 Ratios to average net assets
 Expenses#                                       1.56%+             1.55%+
 Net investment income                           3.93%+             3.51%+
 Portfolio turnover rate                           24%                40%

                          Six Months Ended  Year Ended August 31,              Year Ended September 30,
                          February 29, 2000 ----------------------------  -----------------------------------
                             (Unaudited)      1999        1998 (a) (b)    1997 (a) 1996 (a) 1995 (a) 1994 (a)
 CLASS Y SHARES
 Net asset value,
  beginning of period         $  10.58      $     11.16      $    10.91    $10.56   $10.69   $10.17  $ 11.24
                              --------      -----------      ----------    ------   ------   ------  -------
 Income from investment
  operations
 Net investment income            0.26             0.50            0.39      0.40     0.41     0.42     0.48
 Net realized and
  unrealized gains or
  losses on securities           (0.30)           (0.49)           0.25      0.35    (0.13)    0.54    (0.97)
                              --------      -----------      ----------    ------   ------   ------  -------
 Total from investment
  operations                     (0.04)            0.01            0.64      0.75     0.28     0.96    (0.49)
                              --------      -----------      ----------    ------   ------   ------  -------
 Less distributions to
  shareholders from
 Net investment income           (0.26)           (0.50)          (0.39)    (0.40)   (0.41)   (0.42)   (0.48)
 Net realized gains                  0            (0.09)              0         0        0    (0.02)   (0.10)
                              --------      -----------      ----------    ------   ------   ------  -------
 Total distributions to
  shareholders                   (0.26)           (0.59)          (0.39)    (0.40)   (0.41)   (0.44)   (0.58)
                              --------      -----------      ----------    ------   ------   ------  -------
 Net asset value, end of
  period                      $  10.28      $     10.58      $    11.16    $10.91   $10.56   $10.69  $ 10.17
                              --------      -----------      ----------    ------   ------   ------  -------
 Total return                    (0.45%)          (0.04%)          5.94%     7.19%    2.61%   10.09%   (4.50%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $ 16,005      $    13,190      $    5,229    $5,683   $8,889   $9,447  $11,301
 Ratios to average net
  assets
 Expenses#                        0.56%+           0.55%           1.25%+    1.44%    1.18%    0.99%    0.92%
 Net investment income            4.96%+           4.55%           3.83%+    3.70%    3.82%    4.49%    4.46%
 Portfolio turnover rate            24%              40%             37%       13%     138%      21%      27%

(a) On February 28, 1998, Virtus Maryland Municipal Bond Fund sold substan-tially all of its net assets to Evergreen Maryland Municipal Bond Fund. As Virtus Maryland Municipal Bond Fund is the accounting survivor, its basis of accounting for assets and liabilities and its operating results for the periods prior to February 28, 1998 have been carried forward in these fi-nancial highlights.
(b) For the eleven months ended August 31, 1998. The Fund changed its fiscal year end from September 30 to August 31, effective August 31, 1998.
(c) For the period from December 23, 1998 (commencement of class operations) to August 31, 1999.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended          Year Ended August 31,
                          February 29, 2000 -------------------------------------------     Year Ended
                             (Unaudited)     1999      1998     1997    1996   1995 (a)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 10.19      $ 10.84   $ 10.37  $ 9.98  $ 9.95   $ 9.16        $10.61
                               -------      -------   -------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income            0.25         0.50      0.51    0.49    0.49     0.33          0.49
 Net realized and
  unrealized gains or
  losses on securities           (0.39)       (0.59)     0.47    0.40    0.02     0.79         (1.45)
                               -------      -------   -------  ------  ------   ------        ------
 Total from investment
  operations                     (0.14)       (0.09)     0.98    0.89    0.51     1.12         (0.96)
                               -------      -------   -------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income           (0.25)       (0.50)    (0.51)  (0.50)  (0.48)   (0.33)        (0.49)
 Net realized gains              (0.06)       (0.06)        0       0       0        0             0
                               -------      -------   -------  ------  ------   ------        ------
 Total distributions to
  shareholders                   (0.31)       (0.56)    (0.51)  (0.50)  (0.48)   (0.33)        (0.49)
                               -------      -------   -------  ------  ------   ------        ------
 Net asset value, end of
  period                       $  9.74      $ 10.19   $ 10.84  $10.37  $ 9.98   $ 9.95        $ 9.16
                               -------      -------   -------  ------  ------   ------        ------
 Total return*                   (1.39%)      (0.92%)    9.66%   9.11%   5.21%   12.34%        (9.12%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $22,202      $17,990   $15,768  $8,115  $7,989   $8,279        $7,979
 Ratios to average net
  assets
 Expenses#                        0.56%+       0.49%     0.56%   1.11%   1.08%    0.92%+        0.79%
 Net investment income            5.07%+       4.72%     4.81%   4.77%   4.81%    5.09%+        5.11%
 Portfolio turnover rate             8%          41%       53%     50%     86%     117%          126%

                          Six Months Ended           Year Ended August 31,
                          February 29, 2000 ---------------------------------------------      Year Ended
                             (Unaudited)     1999      1998     1997     1996    1995 (a)   December 31, 1994
 CLASS B SHARES
 Net asset value,
  beginning of period          $ 10.19      $ 10.84   $ 10.37  $  9.98  $  9.95  $  9.16         $ 10.61
                               -------      -------   -------  -------  -------  -------         -------
 Income from investment
  operations
 Net investment income            0.21         0.42      0.43     0.41     0.42     0.28            0.44
 Net realized and
  unrealized gains or
  losses on securities           (0.39)       (0.59)     0.47     0.40     0.02     0.79           (1.45)
                               -------      -------   -------  -------  -------  -------         -------
 Total from investment
  operations                     (0.18)       (0.17)     0.90     0.81     0.44     1.07           (1.01)
                               -------      -------   -------  -------  -------  -------         -------
 Less distributions to
  shareholders from
 Net investment income           (0.21)       (0.42)    (0.43)   (0.42)   (0.41)   (0.28)          (0.44)
 Net realized gains              (0.06)       (0.06)        0        0        0        0               0
                               -------      -------   -------  -------  -------  -------         -------
 Total distributions to
  shareholders                   (0.27)       (0.48)    (0.43)   (0.42)   (0.41)   (0.28)          (0.44)
                               -------      -------   -------  -------  -------  -------         -------
 Net asset value, end of
  period                       $  9.74      $ 10.19   $ 10.84  $ 10.37  $  9.98  $  9.95         $  9.16
                               -------      -------   -------  -------  -------  -------         -------
 Total return*                   (1.76%)      (1.66%)    8.85%    8.30%    4.42%   11.78%          (9.64%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $37,748      $46,042   $49,320  $48,198  $49,382  $49,040         $44,616
 Ratios to average net
  assets
 Expenses#                        1.31%+       1.23%     1.33%    1.86%    1.83%    1.67%+          1.37%
 Net investment income            4.30%+       3.96%     4.07%    4.02%    4.06%    4.34%+          4.53%
 Portfolio turnover rate             8%          41%       53%      50%      86%     117%            126%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended           Year Ended August 31,
                          February 29, 2000 ---------------------------------------------      Period Ended
                             (Unaudited)      1999       1998     1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS Y SHARES
 Net asset value,
  beginning of period         $  10.19      $  10.84   $  10.37  $ 9.98  $ 9.95   $ 9.16          $10.31
                              --------      --------   --------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income            0.26          0.52       0.54    0.51    0.51     0.35            0.43
 Net realized and
  unrealized gains or
  losses on securities           (0.39)        (0.58)      0.47    0.41    0.03     0.79           (1.15)
                              --------      --------   --------  ------  ------   ------          ------
 Total from investment
  operations                     (0.13)        (0.06)      1.01    0.92    0.54     1.14           (0.72)
                              --------      --------   --------  ------  ------   ------          ------
 Less distributions to
  shareholders from
 Net investment income           (0.26)        (0.53)     (0.54)  (0.53)  (0.51)   (0.35)          (0.43)
 Net realized gains              (0.06)        (0.06)         0       0       0        0               0
                              --------      --------   --------  ------  ------   ------          ------
 Total distributions to
  shareholders                   (0.32)        (0.59)     (0.54)  (0.53)  (0.51)   (0.35)          (0.43)
                              --------      --------   --------  ------  ------   ------          ------
 Net asset value, end of
  period                      $   9.74      $  10.19   $  10.84  $10.37  $ 9.98   $ 9.95          $ 9.16
                              --------      --------   --------  ------  ------   ------          ------
 Total return                    (1.27%)       (0.68%)     9.93%   9.39%   5.47%   12.52%          (7.01%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)          $222,943      $247,475   $256,231  $4,042  $3,771   $1,006          $  642
 Ratios to average net
  assets
 Expenses#                        0.31%+        0.23%      0.20%   0.86%   0.84%    0.67%+          0.59%+
 Net investment income            5.30%+        4.96%      5.04%   5.02%   5.05%    5.34%+          5.58%+
 Portfolio turnover rate             8%           41%        53%     50%     86%     117%            126%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended         Year Ended August 31,
                          February 29, 2000 -----------------------------------------      Period Ended
                             (Unaudited)     1999     1998    1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS A SHARES
 Net asset value,
  beginning of period          $ 9.84       $10.44   $10.08  $ 9.69  $ 9.59   $ 8.62          $10.00
                               ------       ------   ------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income           0.23         0.46     0.46    0.48    0.49     0.34            0.46
 Net realized and
  unrealized gains or
  losses on securities          (0.30)       (0.50)    0.39    0.40    0.10     0.97           (1.38)
                               ------       ------   ------  ------  ------   ------          ------
 Total from investment
  operations                    (0.07)       (0.04)    0.85    0.88    0.59     1.31           (0.92)
                               ------       ------   ------  ------  ------   ------          ------

 Less distributions to
  shareholders from
 Net investment income          (0.23)       (0.46)   (0.46)  (0.48)  (0.49)   (0.34)          (0.46)
 Net realized gains             (0.07)       (0.10)   (0.03)  (0.01)      0        0               0
                               ------       ------   ------  ------  ------   ------          ------
 Total distributions to
  shareholders                  (0.30)       (0.56)   (0.49)  (0.49)  (0.49)   (0.34)          (0.46)
                               ------       ------   ------  ------  ------   ------          ------
 Net asset value, end of
  period                       $ 9.47       $ 9.84   $10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                               ------       ------   ------  ------  ------   ------          ------

 Total return*                  (0.70%)      (0.56%)   8.60%   9.33%   6.23%   15.35%          (9.32%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $2,446       $2,324   $1,744  $1,025  $  841   $  610          $  312
 Ratios to average net
  assets
 Expenses#                       0.73%+       0.70%    0.77%   0.98%   0.86%    0.53%+          0.25%+
 Net investment income           4.88%+       4.43%    4.56%   4.87%   4.98%    5.41%+          5.57%+
 Portfolio turnover rate           23%          35%      31%     62%     37%      66%             23%

                          Six Months Ended         Year Ended August 31,
                          February 29, 2000 -----------------------------------------      Period Ended
                             (Unaudited)     1999     1998    1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS B SHARES
 Net asset value,
  beginning of period          $ 9.84       $10.44   $10.08  $ 9.69  $ 9.59   $ 8.62          $10.00
                               ------       ------   ------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income           0.20         0.38     0.38    0.41    0.41     0.29            0.41
 Net realized and
  unrealized gains or
  losses on securities          (0.30)       (0.50)    0.39    0.40    0.10     0.97           (1.38)
                               ------       ------   ------  ------  ------   ------          ------
 Total from investment
  operations                    (0.10)       (0.12)    0.77    0.81    0.51     1.26           (0.97)
                               ------       ------   ------  ------  ------   ------          ------
 Less distributions to
  shareholders from
 Net investment income          (0.20)       (0.38)   (0.38)  (0.41)  (0.41)   (0.29)          (0.41)
 Net realized gains             (0.07)       (0.10)   (0.03)  (0.01)      0        0               0
                               ------       ------   ------  ------  ------   ------          ------
 Total distributions to
  shareholders                  (0.27)       (0.48)   (0.41)  (0.42)  (0.41)   (0.29)          (0.41)
                               ------       ------   ------  ------  ------   ------          ------
 Net asset value, end of
  period                       $ 9.47       $ 9.84   $10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                               ------       ------   ------  ------  ------   ------          ------

 Total return*                  (1.08%)      (1.30%)   7.79%   8.52%   5.43%   14.77%          (9.83%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $4,682       $5,393   $4,542  $4,734  $4,282   $3,542          $2,456
 Ratios to average net
  assets
 Expenses#                       1.47%+       1.45%    1.53%   1.73%   1.61%    1.28%+          0.87%+
 Net investment income           4.11%+       3.68%    3.76%   4.13%   4.23%    4.66%+          4.88%+
 Portfolio turnover rate           23%          35%      31%     62%     37%      66%             23%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from January 3, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended          Year Ended August 31,
                          February 29, 2000 -------------------------------------------      Period Ended
                             (Unaudited)     1999      1998     1997    1996   1995 (a)  December 31, 1994 (b)
 CLASS Y SHARES
 Net asset value,
  beginning of period          $  9.84      $ 10.44   $ 10.08  $ 9.69  $ 9.59   $ 8.62          $ 9.74
                               -------      -------   -------  ------  ------   ------          ------
 Income from investment
  operations
 Net investment income            0.25         0.48      0.48    0.51    0.51     0.35            0.43
 Net realized and
  unrealized gains or
  losses on securities           (0.30)       (0.50)     0.40    0.40    0.10     0.97           (1.12)
                               -------      -------   -------  ------  ------   ------          ------
 Total from investment
  operations                     (0.05)       (0.02)     0.88    0.91    0.61     1.32           (0.69)
                               -------      -------   -------  ------  ------   ------          ------

 Less distributions to
  shareholders from
 Net investment income           (0.25)       (0.48)    (0.49)  (0.51)  (0.51)   (0.35)          (0.43)
 Net realized gains              (0.07)       (0.10)    (0.03)  (0.01)      0        0               0
                               -------      -------   -------  ------  ------   ------          ------
 Total distributions to
  shareholders                   (0.32)       (0.58)    (0.52)  (0.52)  (0.51)   (0.35)          (0.43)
                               -------      -------   -------  ------  ------   ------          ------
 Net asset value, end of
  period                       $  9.47      $  9.84   $ 10.44  $10.08  $ 9.69   $ 9.59          $ 8.62
                               -------      -------   -------  ------  ------   ------          ------

 Total return                    (0.58%)      (0.31%)    8.87%   9.60%   6.49%   15.54%          (7.12%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $50,068      $61,314   $66,303  $7,012  $4,555   $1,673          $   92
 Ratios to average net
  assets
 Expenses#                        0.47%+       0.45%     0.46%   0.73%   0.62%    0.28%+          0.00%+
 Net investment income            5.10%+       4.69%     4.71%   5.12%   5.22%    5.66%+          5.92%+
 Portfolio turnover rate            23%          35%       31%     62%     37%      66%             23%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                          Six Months Ended          Year Ended August 31,
                          February 29, 2000 ------------------------------------------     Year Ended
                             (Unaudited)     1999     1998     1997    1996   1995 (a)  December 31, 1994
 CLASS A SHARES
 Net asset value,
  beginning of period          $  9.93      $ 10.46  $ 10.05  $ 9.68  $ 9.67   $ 8.85        $10.19
                               -------      -------  -------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income            0.24         0.49     0.48    0.50    0.48     0.33          0.47
 Net realized and
  unrealized gains or
  losses on securities           (0.27)       (0.45)    0.42    0.37    0.01     0.82         (1.34)
                               -------      -------  -------  ------  ------   ------        ------
 Total from investment
  operations                     (0.03)        0.04     0.90    0.87    0.49     1.15         (0.87)
                               -------      -------  -------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income           (0.24)       (0.49)   (0.49)  (0.50)  (0.48)   (0.33)        (0.47)
 Net realized gains              (0.02)       (0.08)       0       0       0        0             0
                               -------      -------  -------  ------  ------   ------        ------
 Total distributions to
  shareholders                   (0.26)       (0.57)   (0.49)  (0.50)  (0.48)   (0.33)        (0.47)
                               -------      -------  -------  ------  ------   ------        ------
 Net asset value, end of
  period                       $  9.64      $  9.93  $ 10.46  $10.05  $ 9.68   $ 9.67        $ 8.85
                               -------      -------  -------  ------  ------   ------        ------
 Total return*                   (0.31%)       0.23%    9.12%   9.05%   5.12%   13.09%        (8.60%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $45,488      $50,341  $54,298  $2,934  $2,892   $1,983        $1,606
 Ratios to average net
  assets
 Expenses#                        0.60%+       0.51%    0.50%   1.03%   0.93%    0.72%+        0.53%
 Net investment income            4.97%+       4.70%    4.71%   4.95%   4.83%    5.17%+        5.11%
 Portfolio turnover rate            26%          31%      46%     72%     68%      87%           59%

                          Six Months Ended          Year Ended August 31,
                          February 29, 2000 ------------------------------------------     Year Ended
                             (Unaudited)     1999      1998    1997    1996   1995 (a)  December 31, 1994
 CLASS B SHARES
 Net asset value,
  beginning of period          $  9.93      $ 10.46   $10.05  $ 9.68  $ 9.67   $ 8.85        $10.19
                               -------      -------   ------  ------  ------   ------        ------
 Income from investment
  operations
 Net investment income            0.20         0.41     0.41    0.41    0.41     0.28          0.42
 Net realized and
  unrealized gains or
  losses on securities           (0.27)       (0.45)    0.41    0.37    0.01     0.82         (1.34)
                               -------      -------   ------  ------  ------   ------        ------
 Total from investment
  operations                     (0.07)       (0.04)    0.82    0.78    0.42     1.10         (0.92)
                               -------      -------   ------  ------  ------   ------        ------
 Less distributions to
  shareholders from
 Net investment income           (0.20)       (0.41)   (0.41)  (0.41)  (0.41)   (0.28)        (0.42)
 Net realized gains              (0.02)       (0.08)       0       0       0        0             0
                               -------      -------   ------  ------  ------   ------        ------
 Total distributions to
  shareholders                   (0.22)       (0.49)   (0.41)  (0.41)  (0.41)   (0.28)        (0.42)
                               -------      -------   ------  ------  ------   ------        ------
 Net asset value, end of
  period                       $  9.64      $  9.93   $10.46  $10.05  $ 9.68   $ 9.67        $ 8.85
                               -------      -------   ------  ------  ------   ------        ------
 Total return*                   (0.68%)      (0.52%)   8.31%   8.24%   4.34%   12.53%        (9.13%)
 Ratios and supplemental
  data
 Net assets, end of
  period (thousands)           $14,833      $15,403   $8,935  $6,695  $5,963   $5,083        $3,817
 Ratios to average net
  assets
 Expenses#                        1.35%+       1.26%    1.35%   1.79%   1.68%    1.47%+        1.12%
 Net investment income            4.21%+       3.93%    3.99%   4.21%   4.09%    4.42%+        4.54%
 Portfolio turnover rate            26%          31%      46%     72%     68%      87%           59%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Virginia Municipal Bond Fund

                              Financial Highlights
                (For a share outstanding throughout each period)

                         Six Months Ended           Year Ended August 31,
                         February 29, 2000 ---------------------------------------------      Period Ended
                            (Unaudited)      1999       1998     1997    1996   1995 (a)  December 31, 1994 (b)
CLASS Y SHARES
Net asset value,
 beginning of period         $   9.93      $  10.46   $  10.05  $ 9.68  $ 9.67   $ 8.85           $9.83
                             --------      --------   --------  ------  ------   ------           -----
Income from investment
 operations
Net investment income            0.25          0.51++     0.51    0.51    0.50     0.34            0.41
Net realized and
 unrealized gains or
 losses on securities           (0.27)        (0.45)      0.41    0.37    0.01     0.82           (0.98)
                             --------      --------   --------  ------  ------   ------           -----
Total from investment
 operations                     (0.02)         0.06       0.92    0.88    0.51     1.16           (0.57)
                             --------      --------   --------  ------  ------   ------           -----

Less distributions to
 shareholders from
Net investment income           (0.25)        (0.51)     (0.51)  (0.51)  (0.50)   (0.34)          (0.41)
Net realized gains              (0.02)        (0.08)         0       0       0        0               0
                             --------      --------   --------  ------  ------   ------           -----
Total distributions to
 shareholders                   (0.27)        (0.59)     (0.51)  (0.51)  (0.50)   (0.34)          (0.41)
                             --------      --------   --------  ------  ------   ------           -----
Net asset value, end of
 period                      $   9.64      $   9.93   $  10.46  $10.05  $ 9.68   $ 9.67           $8.85
                             --------      --------   --------  ------  ------   ------           -----

Total return                    (0.19%)        0.48%      9.39%   9.32%   5.38%   13.28%          (5.80%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)          $106,090      $115,720   $105,931  $6,195  $4,266   $  965           $ 344
Ratios to average net
 assets
 Expenses#                       0.35%+        0.26%      0.25%   0.79%   0.70%    0.47%+          0.28%+
 Net investment income           5.22%+        4.95%      4.98%   5.27%   5.05%    5.42%+          5.54%+
Portfolio turnover rate            26%           31%        46%     72%     68%      87%             59%

(a) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(b) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
+   Annualized.
++  Calculation based on average shares outstanding.
# The ratio of expenses to average net assets excludes expense reductions and includes fee waivers.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
                            Schedule of Investments
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 95.8%
             California - 2.0%
             Heritage Pines, CA CDA RB:
 $ 2,720,000 Ser. A,
             6.10%, 5/1/2020....................................   $  2,454,528
   5,695,000 Ser. B,
             5.50%, 5/1/2005....................................      5,457,234
                                                                   ------------
                                                                      7,911,762
                                                                   ------------
             Florida - 84.6%
             Arbor Greene, FL CDD Spl. Assmt. RB:
   1,295,000 5.75%, 5/1/2006....................................      1,248,665
     500,000 6.30%, 5/1/2019....................................        461,330
     730,000 7.60%, 5/1/2018....................................        760,346
             Bayside, FL CDD Capital Impt. RB:
   1,565,000 Ser. A,
             5.95%, 5/1/2008....................................      1,494,998
             Ser. B:
   1,430,000 6.05%, 5/1/2008....................................      1,366,279
   1,625,000 6.375%, 5/1/2018...................................      1,505,871
             Bobcat Trail, FL CDD RB:
             Ser. A:
   1,480,000 6.60%, 5/1/2021....................................      1,331,201
   2,470,000 7.50%, 5/1/2019....................................      2,478,670
             Ser. B:
   1,380,000 6.00%, 5/1/2006....................................      1,313,208
   3,305,000 6.75%, 5/1/2004....................................      3,261,671
     750,000 Boynton Beach, FL MHRB, Clipper Cove Apts.,
              6.35%, 7/1/2016...................................        761,003
   1,875,000 Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay
              Springs Vlg.,
              7.50%, 11/15/2012.................................      2,081,962
   1,000,000 Brevard Cnty., FL Tourist Dev. Tax RB, Marlin
              Spring,
              6.875%, 3/1/2013..................................      1,007,540
     725,000 Broward Cnty., FL HFA RB, Ser. A, (Ins. by GNMA),
              7.35%, 3/1/2023...................................        742,168
   2,090,000 Broward Cnty., FL MHRB, Stirling Apts. Proj.,
              5.65%, 10/1/2028..................................      1,800,305
             Championsgate, FL CDD Capital Impt. RB:
   2,840,000 Ser. A,
             6.25%, 5/1/2020....................................      2,594,198
   3,030,000 Ser. B,
             5.70%, 5/1/2005....................................      2,923,344
   2,520,000 Cory Lakes, FL CDD RB,
              8.375%, 5/1/2017..................................      2,542,428
   4,000,000 Covington Park, FL CDD RB,
              7.00%, 5/1/2031...................................      3,858,320
             Crossings at Fleming Island, FL CDD Util. RB:
   1,525,000 6.75%, 10/1/2025...................................      1,460,569
   1,080,000 7.375%, 10/1/2019..................................      1,105,013
     500,000 Dade Cnty., FL MHRB, Golden Lakes Apts. Proj., Ser.
              A,
              6.00%, 11/1/2032..................................        447,740
   2,310,000 Duval Cnty., FL HFA RB, St. Augustine Apts. Proj.,
              6.00%, 3/1/2021...................................      2,242,964

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 1,425,000 Eastlake Oaks, FL CDD RB,
              7.75%, 5/1/2017.....................................  $  1,454,355
   1,745,000 Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program,
              6.85%, 10/1/2017....................................     1,829,807
             Escambia Cnty., FL Hlth. Facs. Auth. RB:
             Azalea Trace Inc.:
   2,905,000 6.00%, 1/1/2015......................................     2,542,020
   2,250,000 6.10%, 1/1/2019......................................     1,924,583
   1,500,000 Baptist Hosp. Inc., Ser. B,
             6.00%, 10/1/2014.....................................     1,333,140
             Escambia Cnty., FL PCRB, Champion
              Intl. Corp. Proj.:
   3,000,000 6.40%, 9/1/2030......................................     2,842,770
   2,000,000 6.90%, 8/1/2022......................................     2,014,760
             Florida HFA RB:
              St. Cloud Vlg. Proj.:
   4,905,000 Ser. D,
             5.95%, 2/1/2030......................................     4,662,153
   1,395,000 Ser. E,
             8.00%, 2/1/2030......................................     1,342,911
   1,200,000  Sunset Place,
             Ser. K-3,
             6.50%, 10/1/2029.....................................     1,123,968
   1,500,000 The Vineyards Proj., Ser. H,
             6.50%, 11/1/2025.....................................     1,496,115
             Grand Haven, FL CDD, Spl. Assmt. RB, Ser. A:
  10,325,000 6.30%, 5/1/2002......................................    10,319,734
   3,850,000 6.90%, 5/1/2019......................................     3,769,497
   3,000,000 Heritage Harbor, FL CDD RB,
              7.75%, 5/1/2019.....................................     2,826,090
             Heritage Isles, FL CDD RB:
   4,000,000 7.10%, 10/1/2023.....................................     3,613,320
   2,600,000 Ser. A,
             5.75%, 5/1/2005......................................     2,525,198
   2,600,000 Heritage Isles, FL CDD Spl. Assmt. RB, Ser. B,
              6.00%, 5/1/2020.....................................     2,292,940
             Heritage Oak Park, FL CDD Spl. Assmt. RB:
   2,950,000 Ser. A,
             6.50%, 5/1/2020......................................     2,723,440
   5,370,000 Ser. B,
             6.00%, 5/1/2005......................................     5,122,926
   3,610,000 Hernando Cnty., FL IDA RB, Crushed Stone Co.,
              8.50%, 12/1/2014....................................     3,843,098
   1,370,000 Hialeah Gardens, FL IDA RB, Waterford Convalescent,
              Ser. A,
              7.875%, 12/1/2007...................................     1,411,744
     600,000 Hillsborough Cnty., FL Aviation Auth. RB, US Air
              Proj., Ser. 2,
              8.60%, 1/15/2022....................................       630,330

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj.,
              Sr. Ser. A:
 $ 6,590,000 6.70%, 7/1/2021......................................  $  5,951,561
   8,410,000 6.75%, 7/1/2029......................................     7,506,513
   3,115,000 Homestead, FL IDA RB, Community Rehabilitation
              Providers Program, Ser. A,
              7.95%, 11/1/2018....................................     3,158,267
   2,500,000 Indian Trace, FL CDD Wtr. Mgmt., Spl. Benefit GO,
              Subser. B,
              8.25%, 5/1/2011.....................................     2,695,150
   3,200,000 Indigo, FL CDD Capital Impt. RB,
              Ser. C,
              7.00%, 5/1/2030.....................................     3,065,184
             Jacksonville, FL Hlth. Facs. Auth. RB:
              Cypress Vlg. Proj.:
     750,000 7.00%, 12/1/2014.....................................       765,030
   1,020,000 7.00%, 12/1/2022.....................................     1,021,112
     500,000 8.00%, 12/1/2015.....................................       538,945
              First Mtge. Mental Hlth., Ser. A,
   3,940,000 7.00%, 10/1/2029.....................................     3,656,280
   2,375,000 Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt.,
              Ser. A,
              8.00%, 5/1/2017.....................................     2,423,521
   3,200,000 Lake Cnty., FL Resource Recovery IDRB, NRG Recovery
              Group, Inc., Ser. 1993-A,
              5.85%, 10/1/2009....................................     3,033,408
             Lakeside Plantation, FL CDD RB,
             Ser. B:
   1,640,000 6.625%, 5/1/2006.....................................     1,610,513
   2,360,000 6.95%, 5/1/2031......................................     2,278,816
             Lee Cnty., FL HFA SFHRB,
              Multi-Cnty. Program:
   2,010,000 Ser. A,
             7.20%, 3/1/2027......................................     2,130,500
             Ser. A, Subser. 2:
   2,005,000 7.45%, 9/1/2027......................................     2,218,232
   4,595,000 7.50%, 9/1/2027......................................     5,129,858
   2,170,000 Ser. A-6,
             6.45%, 3/1/2031......................................     2,212,315
   2,475,000 Step Bond, (Eff. Yield 4.80%) (a), 6.85%, 3/1/2029...     2,610,679
             Lee Cnty., FL IDA RB:
              Cypress Cove Hlth. Program:
             Ser. A:
   3,290,000 6.25%, 10/1/2017.....................................     2,879,967
   6,575,000 6.375%, 10/1/2025....................................     5,698,158
   1,155,000  Ser. B,
              5.875%, 10/1/2027...................................     1,129,348
     680,000  Encore Nursing Ctr.,
              8.125%, 12/1/2007...................................       709,675
   3,110,000 Leesburg, FL Hosp. RB, Leesburg Reg'l. Med. Ctr.
              Proj., Ser. A,
              6.125%, 7/1/2018....................................     3,031,224
   2,625,000 Leon Cnty., FL Ed'l. Facs. RB,
              Ser. A, (Ins. by GNMA),
              8.25%, 5/1/2014.....................................     2,678,419

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Lexington Oaks, FL CDD RB:
 $ 1,045,000 Ser. A,
             6.125%, 5/1/2019...................................   $    944,293
   6,330,000 Ser. B,
             5.50%, 5/1/2005....................................      6,048,125
   2,250,000 Manatee Cnty., FL HFA SFHRB, Subser. 1,
              7.45%, 5/1/2027...................................      2,422,800
   1,220,000 Meadow Point II, FL CDD, Capital Impt. RB,
              7.75%, 5/1/2018...................................      1,255,234
   3,000,000 Mediterra South, FL CDD, Ser. A,
              6.95%, 5/1/2031...................................      2,917,770
             Miami Beach, FL Redev. Agcy. Tax Increment RB, City
              Ctr. Historic Convention, Ser. B:
   1,000,000 6.25%, 12/1/2016...................................      1,000,550
     500,000 6.35%, 12/1/2022...................................        501,935
             North Springs, FL Impt. Dist. Spl. Assmt. RB:
     300,000 Ser. A,
             7.00%, 5/1/2019....................................        300,699
   1,950,000  Heron Bay Proj.,
              7.00%, 5/1/2019...................................      1,954,543
   7,160,000  Parkland Isles Proj.,
              Ser. B,
              6.25%, 5/1/2005...................................      7,063,125
   1,255,000 Wtr. Mgmt., Ser. A,
             8.20%, 5/1/2024....................................      1,384,642
             Northern Palm Beach Cnty., FL Wtr. Ctl. & Impt.
              Dist. RB:
   2,015,000 Unit Dev. No. 5B,
             6.00%, 8/1/2025....................................      1,787,930
     500,000 Unit Dev. No. 5D,
             5.50%, 8/1/2015....................................        441,515
   3,800,000 Unit Dev. No. 9A,
             Ser. A,
             7.20%, 8/1/2016....................................      3,952,190
             Unit Dev. No. 9B:
   1,000,000 5.90%, 8/1/2019....................................        901,710
   1,500,000 6.00%, 8/1/2029....................................      1,322,340
     500,000 Northern Palm Beach Cnty., FL Wtr. Ctl. Dist., Spl.
              Assmt. RB, Unit Dev. No. 3A,
              7.00%, 8/1/2015...................................        515,925
   1,430,000 Northwood, FL CDD RB,
              7.60%, 5/1/2017...................................      1,453,752
   2,605,000 Ocean Hwy. & Port Auth., FL PCRB, Solid Wst.,
              Jefferson Smurfit Corp., 6.50%, 11/1/2006.........      2,531,044
             Orange Cnty., FL HFA MHRB:
  10,140,000 Brentwood Park Apts., Ser. G,
             6.40%, 7/1/2032....................................      9,291,383
   2,845,000 Hsg. Buena Vista Place II, Ser. I,
             6.90%, 7/1/2039....................................      2,612,933
   1,000,000 Hsg. Loma Vista Proj.,
             Ser. G,
             5.20%, 9/1/2014....................................        905,230

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Orange Cnty., FL HFA
              MHRB: - continued
 $ 2,900,000 Hsg. Palm West Apts. Proj.,
             Ser. B,
             6.50%, 3/1/2034......................................  $  2,616,583
  14,925,000 Hsg. Palms at Brentwood,
             Ser. K,
             6.50%, 12/1/2034.....................................    13,303,399
             Orange Cnty., FL HFA SFHRB:
             Ser. B, (Ins. by GNMA/FNMA):
     855,000 5.80%, 9/1/2017......................................       843,355
   1,095,000 6.85%, 10/1/2027.....................................     1,121,072
             Orange Cnty., FL Hlth. Facs. Auth. RB:
   1,040,000 Lakeside Apts., Inc.,
             6.50%, 7/1/2013......................................       995,259
             Orlando Lutheran Tower:
     395,000 8.40%, 7/1/2014......................................       422,745
     370,000 8.75%, 7/1/2026......................................       399,463
             Orlando, FL Spl. Assmt. RB,
              Conroy Rd. Interchange Proj.,
             Ser. A:
   1,000,000 5.50%, 5/1/2010......................................       922,810
   5,000,000 5.80%, 5/1/2026......................................     4,278,600
     565,000 Overoaks, FL CDD Capital Impt. RB, 8.25%, 5/1/2017...       589,504
             Palm Beach Cnty., FL HFA RB:
             Abbey Delray South Proj.:
   2,750,000 5.50%, 10/1/2011.....................................     2,465,677
   2,500,000 5.50%, 10/1/2015.....................................     2,130,100
   3,050,000 Daughters of Charity,
             Ser. A, (Ins. by GNMA),
             7.60%, 3/1/2023......................................     3,140,311
   1,330,000 Palm Beach Cnty., FL HFA SFHRB, Ser. A, (Ins. by
              GNMA),
              6.50%, 10/1/2021....................................     1,347,357
   1,500,000 Palm Beach Cnty., FL IDA RB, Geriatric Care Inc.
              Proj.,
              6.55%, 12/1/2016....................................     1,520,730
             Pinellas Cnty., FL Edl. Facs. Auth. RB:
   3,145,000 Clearwater Christian College,
             8.00%, 2/1/2011......................................     3,339,392
     685,000 Eckerd College,
             7.75%, 7/1/2014......................................       717,058
             Pinellas Cnty., FL Hlth. Facs. Auth. RB
             Sunshine Vlg. Nursing Home:
     150,000 6.75%, 10/1/2000.....................................       149,525
     100,000 7.00%, 10/1/2001.....................................        99,541
     200,000 7.25%, 10/1/2002.....................................       200,494
   1,100,000 8.00%, 10/1/2008.....................................     1,131,823
     345,000 Polk Cnty., FL HFA SFHRB, Ser. A,
             7.00%, 9/1/2015......................................       348,498
             Polk Cnty., FL IDA RB:
   5,000,000 IMC Fertilizer,
             Ser. A,
             7.525%, 1/1/2015.....................................     5,134,150
   2,000,000 Tampa Elec. Co. Proj.,
             5.85%, 12/1/2030.....................................     1,925,360

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $ 1,500,000 Quantum, FL CDD Spl. Assmt. RB, 7.75%, 3/1/2014....   $  1,537,740
   2,210,000 Remington, FL CDD,
              6.95%, 5/1/2009...................................      2,176,408
   3,700,000 River Ridge, FL CDD RB,
              5.75%, 5/1/2008...................................      3,514,593
             Sarasota Cnty., FL Hlth. Fac. Auth. RB:
   5,540,000 Family Ext. Care,
             6.25%, 11/15/2028..................................      4,480,863
   1,000,000 Sunnyside Properties,
             6.00%, 5/15/2010...................................        921,610
   1,830,000 Seminole, FL Wtr. Ctl. Dist.
              Spl. Assmt. RB, Unit of Dev. No. 2, 7.25%,
              8/1/2022..........................................      1,837,045
             St. John's Cnty., FL IDA RB,
              Bayview Proj.:
             Ser. A:
   1,125,000 7.00%, 10/1/2012...................................      1,103,288
   2,500,000 7.10%, 10/1/2026...................................      2,421,550
             Glenmoor St. John's Proj.,
             Ser. A:
   5,000,000 8.00%, 1/1/2020....................................      4,901,950
   6,000,000 8.00%, 1/1/2023....................................      5,857,860
   2,510,000 Vicars Landing Proj.,
             Ser. A,
             6.75%, 2/15/2012...................................      2,432,039
             St. Lucie West Svcs. Dist., FL
              Utility RB:
   9,855,000 Sub. Lien,
             7.00%, 10/1/2010...................................      9,767,192
   2,000,000 Sr. Lien, (Ins. by MBIA),
             6.00%, 10/1/2022...................................      2,010,400
   9,630,000 Stoneybrook, FL CDD Golf Course RB, 7.00%,
              10/1/2022.........................................      8,659,392
             Volusia Cnty., FL Edl. Facs.
              Auth. RB, Embry-Riddle Aero,
             Ser. A:
   2,000,000 5.75%, 10/15/2029..................................      1,818,300
   1,025,000 6.125%, 10/15/2016.................................      1,022,263
   5,000,000 6.125%, 10/15/2026.................................      4,806,350
   2,000,000 Volusia Cnty., FL IDA, First Mtge. RB, Bishop Glenn
              Proj.,
              7.625%, 11/1/2026.................................      2,284,040
             Westchase East, FL CDD Capital Impt. RB:
   1,350,000 7.30%, 5/1/2018....................................      1,366,510
   1,680,000 7.50%, 5/1/2017....................................      1,713,802
   3,255,000 Winston Trails, FL CDD Spl. Obl., 6.50%,
              10/1/2031.........................................      3,068,326
   1,000,000 Winter Garden, FL IDA RB,
              Beverly Enterprises,
              8.75%, 7/1/2012...................................      1,059,080
             Winter Haven, FL Hsg. Auth. MHRB, Abbey Lane Apts.,
             Ser. C, (Ins. by FNMA):
   1,015,000 7.00%, 7/1/2012....................................      1,053,550
   2,000,000 7.00%, 7/1/2024....................................      2,075,960
                                                                   ------------
                                                                    341,109,952
                                                                   ------------

                                   EVERGREEN
                    Florida High Income Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Georgia - 1.2%
 $ 5,000,000 Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr.
              Living Facs., Lanier Vlg. Estates, Ser. C,
              7.25%, 11/15/2029.................................   $  4,726,800
                                                                   ------------
             Maine - 0.4%
   1,500,000 Maine Fin. Auth. Solid Wst. Disposal RB, Boise
              Cascade Corp. Proj., 7.90%, 6/1/2015..............      1,525,935
                                                                   ------------
             Maryland - 1.1%
   4,555,000 Maryland Energy Fin. Admin. Ltd. Obl. RB, Office
              Paper Sys., Inc. Proj., Ser. A,
              7.50%, 9/1/2015...................................      4,416,573
                                                                   ------------
             West Virginia - 0.7%
   3,000,000 Mason Cnty., WV PCRB, Appalachian Pwr. Co. Proj.,
              Ser. I,
              6.85%, 6/1/2022...................................      3,025,140
                                                                   ------------
             Puerto Rico - 0.6%
     980,000 Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med.
              & Env. Ctl. Facs. RB, Mennonite General Hosp.
              Proj.,
              Ser. A,
              6.50%, 7/1/2012...................................        932,852

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - continued
 $ 1,475,000 Cmnwlth. of Puerto Rico Port Auth. RB, American
              Airlines Proj., Ser. A,
              6.25%, 6/1/2026...................................   $  1,416,133
                                                                   ------------
                                                                      2,348,985
                                                                   ------------
             U. S. Virgin Islands - 5.2%
             Virgin Islands Pub. Fin. Auth. RB,
              Sr. Lien, Ser. A:
   6,000,000 5.50%, 10/1/2018...................................      5,310,421
  10,000,000 5.50%, 10/1/2022...................................      8,675,000
   8,000,000 5.625%, 10/1/2025..................................      6,993,200
                                                                   ------------
                                                                     20,978,621
                                                                   ------------
             Total Municipal Obligations
              (cost $404,422,213)...............................    386,043,768
                                                                   ------------

   Shares                                                             Value

 MUTUAL FUND SHARES - 2.8%
  11,307,000 Federated Municipal Obligations Fund (cost
              $11,307,000)......................................     11,307,000
                                                                   ------------

             Total Investments -
              (cost $415,729,213).........................    98.6%  397,350,768
             Other Assets and
              Liabilities - net...........................     1.4     5,725,071
                                                             -----  ------------
             Net Assets...................................   100.0% $403,075,839
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                          Florida Municipal Bond Fund
                            Schedule of Investments
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 101.8%
             Connecticut - 0.2%
 $ 1,550,000 Connecticut Dev. Auth. Mtge.,
              5.80%, 4/1/2021...................................   $  1,287,135
                                                                   ------------
             Florida - 98.1%
   4,000,000 Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands
              Teaching Hosp., Ser. A,
              (Ins. by MBIA),
              6.25%, 12/1/2016..................................      4,243,200
             Baker Cnty., FL Hosp. Auth. Healthcare Facs. RB:
     285,000 4.10%, 12/1/2001...................................        279,944
     320,000 4.40%, 12/1/2004...................................        301,712
     200,000 4.60%, 12/1/2006...................................        184,554
     380,000 4.70%, 12/1/2008...................................        342,467
   1,810,000 5.10%, 12/1/2013...................................      1,588,275
   3,750,000 Brevard Cnty., FL HFA MHRB, Windover Oaks, Ser. A,
              (Ins. by FNMA),
              6.90%, 2/1/2027...................................      4,037,325
     625,000 Brevard Cnty., FL Hlth. Facs. Auth. RB, Courtenay
              Springs Vlg.,
              7.375%, 11/15/2004................................        658,963
   4,000,000 Broward Cnty., FL Expressway Auth. GO,
              9.875%, 7/1/2009..................................      5,156,800
   3,000,000 Broward Cnty., FL GO, Ser. C,
              6.00%, 1/1/2004...................................      3,094,920
   1,145,000 Broward Cnty., FL HFA RB, Ser. B, (Ins. by GNMA),
              7.125%, 3/1/2017..................................      1,169,560
             Broward Cnty., FL Port Facs. RB,
              Ser. C:
   3,700,000 5.375%, 9/1/2011...................................      3,657,820
   2,220,000 5.375%, 9/1/2012...................................      2,183,326
   3,000,000 Broward Cnty., FL Sch. Dist. GO, 5.40%, 2/15/2005..      3,058,680
   1,350,000 Clearwater, FL Hsg. Auth. RB, Hamptons at
              Clearwater,
              5.40%, 5/1/2013...................................      1,295,824
             Collier Cnty., FL Hlth. Facs. Auth. RB:
     700,000 6.25%, 12/1/2007...................................        701,673
     700,000 6.375%, 12/1/2008..................................        705,670
     500,000  The Moorings, Inc. Proj.,
              7.00%, 12/1/2019..................................        509,900
  10,830,000 Dade Cnty., FL Aviation RB, Ser. W,
              (Ins. by AMBAC),
              5.90%, 10/1/2005..................................     11,218,580
             Dade Cnty., FL Edl. Facs. Auth. RB, St. Thomas
              Univ., (LOC: Sun Bank Miami):
   2,000,000 6.00%, 1/1/2010....................................      2,064,280
   2,000,000 6.00%, 1/1/2014....................................      2,037,200
   1,000,000 6.125%, 1/1/2019...................................      1,013,340
     165,000 Dade Cnty., FL SFHRB, Ser. E,
              7.00%, 3/1/2024...................................        167,982
   5,000,000 Dade Cnty., FL Solid Wst. Sys., Spl. Obl., (Ins. by
              AMBAC),
              6.00%, 10/1/2006..................................      5,246,050

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Duval Cnty., FL HFA Single Family Mtg. RB:
 $ 8,085,000 5.85%, 10/1/2027...................................  $  8,085,000
      55,000 7.30%, 7/1/2011....................................        56,598
     770,000 7.35%, 7/1/2024....................................       793,662
   3,000,000 Duval Cnty., FL Sch. Dist. GO,
              (Ins. by AMBAC),
              5.90%, 8/1/2002...................................     3,072,900
             Escambia Cnty., FL Hlth. Facs. Auth. RB:
             Azalea Trace Inc.:
   2,560,000 6.00%, 1/1/2015....................................     2,240,128
   1,310,000 6.10%, 1/1/2019....................................     1,120,535
   2,950,000 Baptist Hosp. Inc., Ser. B,
             6.00%, 10/1/2014...................................     2,621,842
             Baptist Hosp. & Baptist Manor:
   1,075,000 5.00%, 10/1/2005...................................       991,043
   1,210,000 5.00%, 10/1/2007...................................     1,076,706
             Escambia Cnty., FL PCRB, Champion Int'l. Corp.
              Proj.:
   5,455,000 5.875%, 6/1/2022...................................     4,856,968
   2,650,000 6.40%, 9/1/2030....................................     2,511,114
   5,750,000 Escambia Cnty., FL Single Family Mtge. RB, Ser. A,
              5.75%, 10/1/2031..................................     5,760,120
   2,500,000 Flagler Cnty., FL Sch. Dist. GO, 5.85%, 9/1/2002...     2,546,075
   1,250,000 Florida Board of Ed. Capital Outlay, Pub. Ed. GO,
              Ser. C,
              7.00%, 6/1/2004...................................     1,268,538
             Florida Division Bond Fin. Dept., Dept. of Env.
              Preservation 2000, Ser. A, (Ins. by MBIA):
   8,555,000 5.25%, 7/1/2007....................................     8,637,385
   5,600,000 6.00%, 7/1/2006....................................     5,888,176
             Florida Hsg. Fin. Agcy. RB:
   1,715,000 6.35%, 5/1/2026....................................     1,749,814
   1,895,000 Ser. A,
             6.875%, 10/1/2012..................................     1,927,670
     675,000 Ser. B,
             6.55%, 7/1/2017....................................       683,984
      85,000 Homeownership Mtge.,
             7.50%, 9/1/2014....................................        87,370
     550,000 Landings at Sea Forest,
             (Ins. by AMBAC),
             5.85%, 12/1/2018...................................       533,506
   2,000,000 Multifamily Hsg., Ser. C,
             6.20%, 8/1/2016....................................     2,023,400
             Florida Hsg. Fin. Corp. RB:
   2,785,000 Ser. 4, (Ins. by FSA),
             5.85%, 7/1/2031....................................     2,784,749
             Ser. 7:
   7,610,000 5.20%, 1/1/2031....................................     7,470,661
  10,940,000 (Ins. by FSA),
             6.00%, 1/1/2021....................................    10,958,270
             Hsg. Sunset Place, Ser. K-1:
     740,000 5.15%, 10/1/2006...................................       725,407
     455,000 5.50%, 10/1/2009...................................       441,464

                                   EVERGREEN
                          Florida Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Florida Port Fin. Commission RB, State Trans. Trust
              Fund Intermodal,
             (Ins. by FGIC):
 $ 1,840,000 5.50%, 10/1/2010...................................   $  1,857,554
   3,570,000 5.50%, 10/1/2011...................................      3,575,855
   3,455,000 5.50%, 10/1/2012...................................      3,442,389
   5,000,000 Florida State Board of Ed. Capital Outlay, Public
              Ed., Ser. B,
              6.00%, 6/1/2006...................................      5,251,600
   2,000,000 Florida Turnpike Auth., Turnpike RB, Dept. of
              Trans., Ser. A,
              (Ins. by AMBAC),
              6.90%, 7/1/2002...................................      2,094,880
             Gainesville, FL Util. Sys. RB, Ser. B:
   4,800,000 6.50%, 10/1/2013...................................      5,298,576
   3,000,000 7.50%, 10/1/2008...................................      3,474,030
   3,000,000 7.50%, 10/1/2009...................................      3,504,510
   3,000,000 Greater Orlando, FL Aviation Auth., Arpt. Facs. RB,
              (Ins. by FGIC),
              5.75%, 10/1/2010..................................      3,054,600
             Halifax, FL Hosp. Med. Ctr. Hlth. Care Facs. RB,
              Mgmt. Sys., Ser. A:
   1,080,000 4.40%, 4/1/2004....................................      1,026,507
   1,240,000 4.50%, 4/1/2005....................................      1,164,571
   1,300,000 4.50%, 4/1/2006....................................      1,201,070
             Hialeah, FL Hsg. Auth. RB:
   1,800,000 Affordable Hsg. Program,
             4.60%, 12/20/2008..................................      1,734,174
  12,505,000 Muni. Hsg.,
             9.50%, 11/1/2021...................................     15,719,910
   1,410,000 Refunding Hsg. Patterson Pavilion, 5.15%,
             5/1/2008...........................................      1,381,377
             Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist
              Hlth. Sys.:
   3,735,000 5.25%, 11/15/2011..................................      3,224,164
   3,935,000 5.25%, 11/15/2012..................................      3,340,146
   3,140,000 5.25%, 11/15/2013..................................      2,627,583
   6,470,000 Hillsborough Cnty., FL Aviation RB, Tampa Int'l.
              Arpt. Ser. A,
              5.50%, 10/1/2008..................................      6,553,592
             Hillsborough Cnty., FL IDRB:
   3,000,000 6.50%, 7/1/2029....................................      2,632,980
             Health Facs. Proj. Univ. Community Hosp., Ser. A:
     500,000 4.90%, 8/15/2007...................................        455,095
   5,560,000 5.50%, 8/15/2014...................................      4,836,310
             Jacksonville, FL Excise Taxes RB, Impt. Ser. B,
              (Ins. by FGIC):
   2,805,000 5.75%, 10/1/2012...................................      2,851,563
   3,050,000 5.75%, 10/1/2013...................................      3,081,140
             Jacksonville, FL Hlth. Facs Auth. IDRB, Natl.
              Benevolent-Cypress Vlg.:
   1,825,000 6.40%, 12/1/2016...................................      1,726,304
   1,245,000 Ser. A,
             6.25%, 12/1/2026...................................      1,082,913

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Jacksonville, FL Hlth. Facs. Auth. Hosp. RB:
             Charity Obl. Group, Ser. C:
 $ 4,300,000 5.75%, 8/15/2012.....................................   $  4,372,111
   4,550,000 5.75%, 8/15/2013.....................................      4,595,545
   2,810,000 5.75%, 8/15/2014.....................................      2,821,633
   2,090,000 5.75%, 8/15/2015.....................................      2,085,695
              St. Luke's Hosp. Assn. Proj.,
   9,500,000 7.125%, 11/15/2020...................................      9,978,610
   4,000,000 Lake Cnty., FL, Resources Recovery Indl. Dev., NRG
              Recovery Group, Inc., Ser. 1993A,
              5.85%, 10/1/2009....................................      3,791,760
             Lakeland, FL Elec. & Wtr. RB, Energy Sys. First Lien,
              (Ins. by FSA):
   4,000,000 Ser. B,
             6.55%, 10/1/2007.....................................      4,347,880
   5,000,000 Ser. C,
             6.05%, 10/1/2010.....................................      5,329,850
             Lee Cnty., FL HFA SFHRB:
             Ser. A 7:
     930,000 5.05%, 9/1/2029......................................        875,521
   1,835,000 6.40%, 3/1/2029......................................      1,870,709
   1,505,000 Ser. A, Subser. 2,
             6.50%, 3/1/2031......................................      1,533,565
   2,760,000 Ser. A-4,
             7.00%, 9/1/2031......................................      2,884,117
             Lee Cnty., FL IDA Hlth. Care RB, Shell Point Vlg.
              Proj., Ser. A:
   1,150,000 5.25%, 11/15/2004....................................      1,092,787
   1,000,000 5.50%, 11/15/2008....................................        909,970
   1,015,000 5.75%, 11/15/2011....................................        896,803
   1,500,000 5.75%, 11/15/2013....................................      1,289,535
   1,535,000 5.75%, 11/15/2014....................................      1,305,656
             Leesburg, FL Hosp. RB, Leesburg Regl. Med. Ctr.
              Proj.:
   5,000,000 5.60%, 7/1/2008......................................      4,956,950
             Ser. A:
   5,000,000 6.125%, 7/1/2012.....................................      5,032,250
   3,000,000 6.125%, 7/1/2018.....................................      2,924,010
             Ser. B:
   1,515,000 5.625%, 7/1/2013.....................................      1,453,824
   4,890,000 5.70%, 7/1/2018......................................      4,537,040
             Leon Cnty., FL Edl. Facs. Auth. COP:
   1,145,000 8.50%, 9/1/2017......................................      1,487,343
   1,045,000 9.00%, 9/1/2004......................................      1,210,079
   1,140,000 9.00%, 9/1/2005......................................      1,350,490
   1,245,000 9.00%, 9/1/2006......................................      1,506,363
   1,355,000 9.00%, 9/1/2007......................................      1,670,661
   1,475,000 9.00%, 9/1/2008......................................      1,849,399
   1,610,000 9.00%, 9/1/2009......................................      2,050,351
   1,755,000 9.00%, 9/1/2010......................................      2,264,740
   1,915,000 9.00%, 9/1/2011......................................      2,500,090
   2,085,000 9.00%, 9/1/2012......................................      2,749,823
   2,275,000 9.00%, 9/1/2013......................................      3,021,769
   2,480,000 9.00%, 9/1/2014......................................      3,312,883

                                   EVERGREEN
                          Florida Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $   615,000 Leon Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser.
              B,
              (Ins. by GNMA),
              6.25%, 7/1/2019...................................   $    616,519
             Manatee Cnty., FL HFA Mtge. RB:
             Single Family, SubSer. 1:
   3,015,000 6.25%, 11/1/2028...................................      2,954,459
   1,675,000 7.20%, 5/1/2028....................................      1,802,786
   2,340,000 Single Family, SubSer. 2,
             7.00%, 11/1/2027...................................      2,502,232
             Miami Beach, FL Hlth. Facs. Auth. Hosp. RB, South
              Shore Hosp., Ser. A:
   1,660,000 4.30%, 8/1/2003....................................      1,587,110
   2,305,000 4.80%, 8/1/2008....................................      2,091,672
   2,185,000 5.25%, 8/1/2013....................................      1,935,582
             Miami Beach, FL Redev. Agcy. Tax Increment RB, City
              Ctr. Historic Convention Vlg.:
   2,000,000 5.625%, 12/1/2009..................................      1,976,920
   3,000,000 5.80%, 12/1/2013...................................      2,924,850
   2,000,000 5.875%, 12/1/2022..................................      1,877,100
             Miami Dade Cnty., FL Edl. Facs. Auth. RB, Ser. A,
              (Ins. by AMBAC):
   2,110,000 5.75%, 4/1/2011....................................      2,183,365
   2,950,000 5.75%, 4/1/2012....................................      3,043,279
             Miami Dade Cnty., FL Hsg. Fin. Mtge. RB:
  11,710,000 Ser. A-1,
             5.20%, 10/1/2031...................................     11,308,113
     805,000 Villa Esperanza Apts. Proj.,
             4.90%, 10/1/2011...................................        738,700
             Miami Dade Cnty., FL IDA RB:
   1,475,000 Airis Miami II LLC Proj.,
             (Ins. by AMBAC),
             5.10%, 10/15/2009..................................      1,450,707
  12,340,000 Spl. Facs. United Air Lines Inc. Proj., 6.05%,
             3/1/2035...........................................     12,376,650
   1,000,000 North Miami, FL Hlth. Fac. Auth. RB, Catholic Hlth.
              Svcs. Obl. Group, 6.00%, 8/15/2016................      1,002,600
   1,335,000 North Springs, FL Wtr. & Swr. RB, Ser. B, (Ins. by
              MBIA),
              6.50%, 10/1/2016..................................      1,423,190
   1,000,000 North Tampa, FL Hsg. Dev. Corp. RB, Country Oaks
              Apt., Ser. A,
              (Ins. by FNMA),
              6.90%, 1/1/2024...................................      1,024,030
             Northern Palm Beach Cnty., FL Impt. RB,
             Wtr. Ctl. & Impt. Unit Dev:
   1,195,000 Number 5B,
             5.75%, 8/1/2014....................................      1,088,932
   1,000,000 Number 9B,
             5.85%, 8/1/2013....................................        923,790
             Orange Cnty., FL HFA RB:
   5,225,000 Ser. 3,
             5.30%, 10/1/2006...................................      5,276,780
   3,000,000 Ser. A-1,
             5.625%, 9/1/2028...................................      2,961,390

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Orange Cnty., FL Hlth. Facs. Auth. RB:
             Ser. 3:
 $ 5,785,000 5.50%, 10/1/2008...................................   $  5,895,667
   2,000,000 5.70%, 10/1/2011...................................      2,058,020
   3,000,000 Lakeside Alternatives, Inc.,
             6.50%, 7/1/2013....................................      2,870,940
   8,010,000 Orlando Regl. Healthcare Sys., Ser. 99-D, (Ins. by
             MBIA),
             5.75%, 10/1/2012...................................      8,165,714
             Orlando & Orange Cnty., FL Expressway Auth. RB:
  10,000,000 5.375%, 7/1/2010...................................     10,056,800
   4,550,000 6.50%, 7/1/2011....................................      5,018,650
      40,000 8.25%, 7/1/2015....................................         50,753
   4,000,000 Orlando, FL Util. Commission, Wtr. & Elec. RB,
              6.00%, 10/1/2010..................................      4,247,800
   1,500,000 Osceola Cnty., FL Spl. Assmt., West 192 Redev. Area
              PH IIB,
              5.625%, 11/1/2029.................................      1,273,770
   3,000,000 Palm Beach Cnty., FL Criminal Justice Facs. RB,
              (Ins. by FGIC),
              7.20%, 6/1/2015...................................      3,489,720
   1,880,000 Palm Beach Cnty., FL GO, Ser. B, 6.50%, 7/1/2010...      2,067,079
             Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
   2,730,000 9.50%, 8/1/2013....................................      3,434,886
             Abbey Delray South Proj.:
     975,000 5.20%, 10/1/2006...................................        920,887
     500,000 5.30%, 10/1/2007...................................        469,110
             Good Samaritan Hlth. Sys.:
   3,695,000 6.20%, 10/1/2011...................................      3,893,237
   6,000,000 6.30%, 10/1/2022...................................      6,359,640
             Hosp. Impt. Corp. Obl., Ser. A:
     930,000 4.00%, 12/1/2003...................................        887,118
     970,000 4.00%, 12/1/2004...................................        908,997
             Waterford Proj.:
     795,000 4.80%, 10/1/2002...................................        778,671
     635,000 5.00%, 10/1/2003...................................        616,325
     875,000 5.00%, 10/1/2004...................................        838,714
     920,000 5.10%, 10/1/2005...................................        875,131
     965,000 5.20%, 10/1/2006...................................        911,442
     990,000 5.30%, 10/1/2007...................................        928,838
   6,750,000 5.50%, 10/1/2015...................................      5,751,270
   2,000,000 Palm Beach Cnty., FL IDA RB, Resource, Geriatric
              Care, Inc. Proj., 6.55%, 12/1/2016................      2,027,640
   3,695,000 Pasco Cnty., FL HFA RB, Multifamily Hsg., Oak Trail
              Apts. Proj., Ser. A, 5.35%, 6/1/2027..............      3,646,263
   5,000,000 Pasco Cnty., FL Hlth. Facs. Auth., Hosp. RB, Ser.
              2,
              5.60%, 10/1/2010..................................      4,988,900
   2,500,000 Pembroke Pines, FL Cons. Util. Sys. RB, (Ins. by
              FGIC),
              6.25%, 9/1/2004...................................      2,599,200

                                   EVERGREEN
                          Florida Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Pinellas Cnty., FL Edl. Facs. Auth. RB, Barry Univ.
              Proj.:
 $   410,000 4.65%, 10/1/2004...................................   $    390,808
     470,000 4.90%, 10/1/2007...................................        436,710
     495,000 4.95%, 10/1/2008...................................        456,137
             Pinellas Cnty., FL HFA:
   5,355,000 Ser. C-1,
             6.30%, 3/1/2029....................................      5,505,208
   3,240,000 Emerald Bay Apts., Ser. A,
             5.00%, 4/1/2028....................................      3,124,948
   3,000,000 Multi-Cnty. Program, Ser. A-1: 7.20%, 9/1/2029.....      3,219,810
   4,870,000 5.95%, 3/1/2030....................................      4,918,602
   9,000,000 Multi-Cnty. Program, Ser. B-1, 6.20%, 3/1/2031.....      9,184,410
   7,300,000 Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc.
              Proj.,
              5.50%, 11/1/2009..................................      7,202,618
     595,000 Reedy Creek, FL Impt. Dist., RB, Ser. A, (Ins. by
              MBIA),
              6.15%, 6/1/2003...................................        613,433
   1,800,000 Sarasota Cnty., FL Hlth. Fac. Auth. RB, Sunnyside
              Property,
              6.00%, 5/15/2010..................................      1,658,898
             Sarasota Cnty., FL Util. Sys. RB, Capital
              Appreciation, Ser. A,
              (Ins. by AMBAC):
   2,345,000 (Eff. Yield 3.54%) (a),
             0.00%, 6/1/2019....................................        606,792
   2,725,000 (Eff. Yield 3.55%) (a),
             0.00%, 6/1/2016....................................        878,159
   3,000,000 Seminole Cnty., FL GO, Sch. Dist., (Ins. by MBIA),
              6.00%, 8/1/2003...................................      3,117,990
   4,635,000 South Lake Cnty., FL Hosp. RB, South Lake Hosp.
              Inc.,
              6.00%, 10/1/2022..................................      4,219,704
     945,000 St. Johns Cnty., FL IDA RB,
              6.00%, 8/1/2008...................................        956,926
             Suwannee Cnty., FL Hlth. Care Facs. RB, Advent
              Christian Vlg. Inc.:
   1,360,000 4.25%, 4/1/2004....................................      1,282,752
   1,310,000 5.00%, 4/1/2008....................................      1,230,942
   1,160,000 5.00%, 4/1/2011....................................      1,043,466
   1,345,000 5.00%, 4/1/2014....................................      1,156,122

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $   200,000 Tallahassee, FL Hlth. Facs. RB, Tallahassee Mem.
              Regl. Med. Ctr., (Ins. by MBIA),
              6.625%, 12/1/2013.................................   $    213,674
   5,000,000 Tampa Bay Wtr, FL Util. Sys. RB,
              (Ins. by FGIC),
              6.00%, 10/1/2024..................................      5,045,400
             Volusia Cnty., FL Edl. Facs. Auth. RB, Ser. A,
             Embry-Riddle Aero:
   3,500,000 6.125%, 10/15/2016.................................      3,490,655
   2,600,000 6.125%, 10/15/2026.................................      2,499,302
                                                                   ------------
                                                                    529,439,739
                                                                   ------------
             Texas - 1.0%
   5,000,000 Gulf Coast Wst. Disposal Auth.,
              TX. RB,
              7.45%, 5/1/2026...................................      5,172,500
                                                                   ------------
             U. S. Virgin Islands - 2.5%
   5,335,000 Virgin Islands, Pub. Fin. Auth. RB, Ser. A,
              5.20%, 10/1/2010..................................      4,931,994
             Virgin Islands, Wtr. & Pwr. Auth. RB:
   6,550,000 5.125%, 7/1/2012...................................      5,993,316
   2,945,000 5.375%, 7/1/2010...................................      2,812,093
                                                                   ------------
                                                                     13,737,403
                                                                   ------------
             Total Municipal Obligations
              (cost $560,825,928)...............................    549,636,777
                                                                   ------------

   Shares                                                             Value
 MUTUAL FUND SHARES - 3.6%
  19,396,000 Federated Municipal Obligations Fund...............     19,396,000
      80,000 Federated Tax Free Obligations Fund................         80,000
                                                                   ------------
             Total Mutual Fund Shares
              (cost $19,476,000)................................     19,476,000
                                                                   ------------

             Total Investments -(cost $580,301,928)......   105.4%  569,112,777
             Other Assets and Liabilities - net..........    (5.4)  (29,162,015)
                                                            -----  ------------
             Net Assets..................................   100.0% $539,950,762
                                                            =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                          Georgia Municipal Bond Fund
                            Schedule of Investments
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 97.5%
            Georgia - 91.1%
 $1,000,000 Albany Dougherty, GA Payroll Dev. Auth. RB, Proctor &
             Gamble Proj.,
             5.20%, 5/15/2028....................................   $   862,210
            Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr.
             Corp., Hatch Proj., (Ins. by MBIA):
  1,055,000 7.125%, 1/1/2015.....................................     1,128,512
    500,000 7.15%, 1/1/2021......................................       533,820
            Atlanta, GA Arpt. Facs. RB, Ser. A,
             (Ins. by AMBAC):
  2,000,000 6.50%, 1/1/2006......................................     2,134,500
  1,000,000 6.50%, 1/1/2010......................................     1,087,000
            Baldwin Cnty., GA Hosp. Auth. RB, Oconne Regl. Med.
             Ctr.:
  1,465,000 5.25%, 12/1/2012.....................................     1,254,743
    565,000 5.35%, 12/1/2014.....................................       475,510
    630,000 5.40%, 12/1/2015.....................................       525,401
  2,000,000 Brunswick & Glynn Cnty., GA Dev. Auth. RB, Georgia
             Pacific Corp. Proj.,
             5.55%, 3/1/2026.....................................     1,673,640
    300,000 Butts Cnty., GA COP, (Ins. by MBIA),
             6.75%, 12/1/2014....................................       322,065
    300,000 Camden Cnty., GA Joint Dev. Auth. PCRB, Union Carbide
             Corp. Proj., 5.00%, 1/1/2012........................       266,415
  1,820,000 Cartersville, GA Dev. Auth. RB,
             Wtr. & Wastewater Facs.,
             Anheuser-Busch Co., Inc.,
             7.40%, 11/1/2010....................................     2,033,723
    120,000 Cartersville, GA GO,
             6.70%, 1/1/2012.....................................       131,234
    500,000 Clayton Cnty., GA Hsg. Auth. Mtge. RB, Park Walk
             Apts., Ltd.,
             (Ins. by FHA & FNMA),
             7.125%, 12/1/2025...................................       525,710
  1,600,000 Coffee Cnty., GA Hosp. Auth. RB, Coffee Regl. Med.
             Ctr., Ser. A,
             6.75%, 12/1/2016....................................     1,497,904
            College Park, GA Business & IDA RB, Civic Ctr. Proj.,
             Ser. A, (Ins. by FSA):
  1,435,000 5.70%, 9/1/2009......................................     1,476,342
  1,470,000 5.75%, 9/1/2010......................................     1,511,160
  1,000,000 Conyers, GA Wtr. & Swr. RB, Ser. A, (Ins. by AMBAC),
             6.60%, 7/1/2015.....................................     1,070,480
            DeKalb Cnty., GA Hsg. Auth. MHRB:
  1,435,000 North Hill Apts. Proj., (Ins. by FNMA),
            6.625%, 1/1/2005.....................................     1,497,695
    500,000 The Lakes at Indian Creek Proj.,
            (Ins. by FSA),
            7.15%, 1/1/2025......................................       523,545
    500,000 DeKalb Cnty., GA Sch. Dist. GO, Ser. A,
             6.25%, 7/1/2011.....................................       541,385
  3,000,000 Effingham Cnty., GA Dev. Auth. Solid Wst. Disp. RB,
             Fort James Proj., 5.625%, 7/1/2018..................     2,605,110
            Effingham Cnty., GA Sch. Dist. GO,
             (Ins. by MBIA):
  1,260,000 6.25%, 2/1/2007......................................     1,340,539
  1,160,000 6.25%, 2/1/2008......................................     1,238,985
    500,000 6.25%, 2/1/2009......................................       535,230

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Georgia - continued
            Fayette Cnty., GA Sch. Dist. GO:
 $  600,000 6.125%, 3/1/2015.......................................  $   634,524
  2,200,000 6.25%, 3/1/2006........................................    2,324,806
            Forsyth Cnty., GA Sch. Dist. GO:
  1,000,000 6.00%, 2/1/2014........................................    1,037,040
  1,000,000 6.00%, 2/1/2015........................................    1,030,890
  1,000,000 6.75%, 7/1/2016........................................    1,111,980
  3,000,000 Fulton Cnty., GA Dev. Auth. Spl. Facs. RB, Delta
             Airlines, Inc. Proj.,
             5.30%, 5/1/2013.......................................    2,662,440
            Fulton Cnty., GA Residential Care Facs. RB:
  1,820,000 Canterbury Court Proj.,
            6.20%, 10/1/2019.......................................    1,656,892
  1,500,000 Sr. Lien, RHA Assisted Living Buckhead, Ser. A,
            6.90%, 7/1/2019........................................    1,343,505
    390,000 Fulton Cnty., GA Wtr. & Swr. ETM RB, (Ins. by FGIC),
             6.375%, 1/1/2014......................................      421,543
            Fulton Cnty., GA Wtr. & Swr. RB,
             (Ins. by FGIC):
  1,420,000 6.25%, 1/1/2006........................................    1,501,451
  1,500,000 6.25%, 1/1/2009........................................    1,604,865
            Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living
             Facs., Lanier Vlg. Estates, Ser. C:
  1,000,000 6.75%, 11/15/2015......................................      963,380
  1,000,000 7.25%, 11/15/2029......................................      945,360
  2,340,000 Gainesville & Hall Cnty., GA Hosp. Auth. RB, Northeast
             GA Hlth. Sys., Inc. Proj., (Ins. by MBIA),
             6.00%, 5/15/2014......................................    2,412,985
            Gainesville, GA Wtr. & Swr. RB,
             (Ins. by FGIC):
  1,000,000 5.25%, 11/15/2010......................................      995,870
  1,000,000 Ser. B,
            7.20%, 11/15/2010......................................    1,041,100
    500,000 George L. Smith II, GA World Congress Ctr. Auth. RB,
             Domed Stadium Proj., (Ins. by MBIA),
             7.875%, 7/1/2020......................................      514,995
  1,000,000 Georgia GO, Ser. B,
             7.00%, 11/1/2008......................................    1,038,730
    390,000 Georgia Hsg. & Fin. Auth. RB, Ser. A-2, (Ins. by FHA &
             Gtd. by VA Mtgs.), 6.55%, 12/1/2027...................      392,582
            Georgia Muni. Elec. Auth. Pwr. RB,
            Ser. B:
    500,000 6.20%, 1/1/2010........................................      524,420
  1,000,000 (Ins. by MBIA-IBC),
            6.25%, 1/1/2017........................................    1,056,710
    400,000 Ser. EE, (Ins. by AMBAC),
            7.25%, 1/1/2024........................................      466,884
  1,500,000 Ser. Z, (Ins. by FGIC),
            5.50%, 1/1/2012........................................    1,505,055
  1,000,000 Georgia Muni. Elec. Auth. RB, Proj. One, Ser. A, (Ins.
             by MBIA),
             6.00%, 1/1/2007.......................................    1,041,960

                                   EVERGREEN
                          Georgia Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Georgia - continued
 $1,830,000 Georgia Private Colleges & Univ. Auth. RB, Emery
             Univ. Proj., Ser. A,
             5.75%, 11/1/2012....................................   $ 1,875,311
  2,050,000 Glynn-Brunswick, GA Mem. Hosp. Auth. RB, (Ins. by
             MBIA),
             6.00%, 8/1/2016.....................................     2,083,722
  2,500,000 Gwinnett Cnty., GA Wtr. & Swr. COP, 8.60%, 8/1/2003..     2,791,550
            Hall Cnty., GA Sch. Dist. GO,
             (Ins. by AMBAC):
  1,210,000 6.45%, 12/1/2009.....................................     1,304,755
    500,000 6.70%, 12/1/2014.....................................       544,395
  2,000,000 Med. Ctr. Hosp. Auth., GA RB, Columbus Regl.
             Healthcare Sys.,
             (Ins. by MBIA),
             6.10%, 8/1/2014.....................................     2,082,920
            Metro. Atlanta, GA Rapid Transit Auth. Sales Tax RB:
    830,000 Ser. D, (Ins. by FGIC),
            7.00%, 7/1/2011......................................       945,984
  1,000,000 Ser. P, (Ins. by AMBAC),
            6.25%, 7/1/2011......................................     1,074,810
  1,000,000 Middle, GA Coliseum Auth. RB, GA Coliseum Proj., Ser.
             A,
             5.375%, 7/1/2014....................................       972,180
            Monroe Cnty., GA Dev. Auth. PCRB, Oglethorpe Pwr.
             Corp., Ser. A,
             (Ins. by MBIA-IBC):
  1,000,000 6.45%, 1/1/2005......................................     1,058,120
  1,000,000 6.70%, 1/1/2009......................................     1,096,070
    525,000 Peach Cnty., GA Sch. Dist. GO,
             (Ins. by MBIA),
             6.50%, 2/1/2006.....................................       561,860
            Savannah, GA EDA RB, Mighty Eighth Air Force:
  1,000,000 5.875%, 1/1/2012.....................................     1,019,930
    860,000 5.875%, 1/1/2015.....................................       866,889
            Savannah, GA Hosp. Auth. RB, St. Joseph's Hosp.
             Proj.:
  1,500,000 6.125%, 7/1/2012.....................................     1,579,950
    500,000 6.20%, 7/1/2023......................................       527,790
  1,300,000 Washington Cnty., GA Sch. Dist. GO, (Ins. by AMBAC),
             6.875%, 1/1/2014....................................     1,422,213
                                                                    -----------
                                                                     76,831,274
                                                                    -----------

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Maryland - 0.8%
 $  750,000 Frederick Cnty., MD Spl. Obl. RB, Urbana CDA,
             6.625%, 7/1/2025....................................   $   699,165
                                                                    -----------
            Virginia - 1.0%
  1,000,000 Charles City Cnty., VA IDA RB, Wst. Mgmt., Inc.
             Proj.,
             4.875%, 2/1/2009....................................       839,470
                                                                    -----------
            Puerto Rico - 1.3%
  1,000,000 Cmnwlth. of Puerto Rico GO,
             (Ins. by MBIA),
             6.25%, 7/1/2008.....................................     1,079,350
                                                                    -----------
            U. S. Virgin Islands - 3.3%
  1,000,000 Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A,
             5.50%, 10/1/2018....................................       885,070
  2,000,000 Virgin Islands, Wtr. & Pwr. Auth. Elec. Sys. RB,
             5.25%, 7/1/2009.....................................     1,904,760
                                                                    -----------
                                                                      2,789,830
                                                                    -----------
            Total Municipal Obligations (cost $83,079,227).......    82,239,089
                                                                    -----------

   Shares                                                              Value
 MUTUAL FUND SHARES - 1.4%
  1,187,000 Federated Municipal Obligations Fund.................     1,187,000
      2,000 Federated Tax Free Obligations Fund..................         2,000
                                                                    -----------
            Total Mutual Fund Shares (cost $1,189,000)...........     1,189,000
                                                                    -----------

            Total Investments -(cost $84,268,227)..........    98.9%  83,428,089
            Other Assets and
             Liabilities - net.............................     1.1      933,011
                                                              -----  -----------
            Net Assets.....................................   100.0% $84,361,100
                                                              =====  ===========

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                          Maryland Municipal Bond Fund
                            Schedule of Investments
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 95.4%
            District of Columbia - 1.6%
            District of Columbia Metro. Area Transit Auth. RB
             (Ins. by FGIC):
 $  300,000 6.00%, 7/1/2008......................................   $   315,426
    300,000 6.00%, 7/1/2010......................................       315,549
                                                                    -----------
                                                                        630,975
                                                                    -----------
            Georgia - 1.1%
    500,000 Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien,
             RHA Assisted Living Buckhead, Ser. A,
             6.90%, 7/1/2019.....................................       447,835
                                                                    -----------
            Maryland - 88.2%
  1,230,000 Annapolis, MD EDRB, St. John's College Facs.,
             5.50%, 10/1/2018....................................     1,087,431
  1,000,000 Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills
             Proj.,
             7.10%, 7/1/2029.....................................       980,780
    250,000 Anne Arundel Cnty., MD Wtr. & Swr. RB,
             5.25%, 4/15/2010....................................       250,318
  1,000,000 Baltimore Cnty., MD Refunding Metro. Dist. GO,
             5.00%, 8/1/2011.....................................       972,830
  1,000,000 Baltimore Cnty., MD Rev. Auth. RB, 5.25%, 7/1/2008...       994,600
  1,500,000 Baltimore, MD Refunding Wtr. Proj. RB, Ser. A, (Ins.
             by FGIC),
             5.80%, 7/1/2015.....................................     1,515,660
  2,015,000 Calvert Cnty., MD PCRB, Baltimore Gas & Elec. Co.
             Proj.,
             5.55%, 7/15/2014....................................     1,997,933
    250,000 Frederick Cnty., MD GO, Ser. B,
             5.20%, 5/1/2008.....................................       251,105
  1,000,000 Frederick Cnty., MD Spl. Obl. RB, Urbana CDA,
             6.625%, 7/1/2025....................................       932,220
    275,000 Hagerstown, MD GO,
             5.50%, 9/1/2009.....................................       277,390
    295,000 Howard Cnty., MD Prerefunded Cons. Pub. Impt. GO,
             Ser. A,
             5.25%, 8/15/2011....................................       298,481
            Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB:
    150,000 Ser. A, (Ins. by AMBAC),
            6.88%, 6/1/2006......................................       157,199
  1,000,000 Ser. F,
            5.90%, 9/1/2019......................................       957,600
  1,365,000 Ser. H, (Ins. by FHA),
            5.65%, 9/1/2012......................................     1,354,380
            Maryland CDA Dept. of Hsg. & Cmnty. Dev. SFHRB:
    100,000 Ser. 3, (Ins. by FHA),
            6.90%, 4/1/2005......................................       103,070
  1,470,000 Ser. 5,
            5.40%, 4/1/2008......................................     1,459,666

 Principal
   Amount                                                                Value

 MUNICIPAL OBLIGATIONS - continued
            Maryland - continued
 $  750,000 Maryland Energy Fin. Admin. Ltd. Obl. RB, Office Paper
             Sys., Inc. Proj.,
             Ser. A,
             7.50%, 9/1/2015.......................................   $   727,207
  1,000,000 Maryland GO, State & Local Facs. Loan, 5.70%,
             3/15/2010.............................................     1,034,230
            Maryland Hlth. & Higher Edl. Facs. Auth. RB:
            Calvert Mem. Hosp.:
    450,000 4.80%, 7/1/2010........................................       400,437
    300,000 5.00%, 7/1/2019........................................       247,110
            Doctors Cmnty. Hosp., Inc.:
    735,000 5.50%, 7/1/2024........................................       563,554
    380,000 5.75%, 7/1/2013........................................       328,240
  1,000,000 Francis Scott Key Med. Ctr.,
            (Ins. by FGIC),
            5.30%, 7/1/2008........................................     1,005,000
    600,000 Refunding Pickersgill, Ser. A,
            5.85%, 1/1/2010........................................       591,144
    225,000 Union Hosp. of Cecil Cnty.,
            4.60%, 7/1/2009........................................       195,890
  1,800,000 Maryland Stadium Auth. Lease RB, Convention Ctr.
             Expansion Proj.,
             (Ins. by AMBAC),
             5.88%, 12/15/2011.....................................     1,838,682
    850,000 Maryland Trans. Facs. Auth. RB,
             5.80%, 7/1/2006.......................................       883,685
  1,500,000 Montgomery Cnty., MD GO, Ser. A, 5.38%, 1/1/2007.......     1,526,055
    500,000 Montgomery Cnty., MD GO Refunding Cons. Pub. Impt.,
             Ser. A,
             5.75%, 7/1/2006.......................................       519,295
  2,265,000 Northeast, MD Wst. Disp. Auth. Solid Wst. RB,
             Montgomery Cnty. Resource Recovery Proj., Ser. A,
             6.30%, 7/1/2016.......................................     2,298,726
  1,250,000 Northeast, MD Wst. Disp. Resource Recovery RB,
             Baltimore Resco
             Retrofit Proj.,
             5.00%, 1/1/2012.......................................     1,017,687
  1,000,000 Ocean City, MD GO, (Ins. by MBIA),
             5.50%, 3/15/2009......................................     1,014,840
    250,000 Prince Georges Cnty., MD COP, Real Estate Acquistion
             Program,
             (Ins. by MBIA),
             5.90%, 9/15/2009......................................       257,057
    250,000 Prince Georges Cnty., MD GO, Stormwater Mgmt.,
             5.40%, 3/15/2007......................................       253,848
  1,300,000 Prince Georges Cnty., MD IDA Lease RB, Hyattsville
             Dist. Court Facs., Ser. A,
             6.00%, 7/1/2009.......................................     1,348,347
  1,000,000 Prince Georges Cnty., MD PCRB, Potomac Elec. Proj.,
             5.75%, 3/15/2010......................................     1,027,610
            Univ. of MD Sys. Auxilliary Facs. & Tuition RB, Ser. A:
  1,400,000 5.40%, 4/1/2009........................................     1,413,874
     50,000 6.30%, 2/1/2009........................................        51,917

                                   EVERGREEN
                          Maryland Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Maryland - continued
 $1,600,000 Washington, MD Suburban Sanitation Dist. GO,
             5.38%, 6/1/2011.....................................   $ 1,606,032
  1,700,000 Washington, MD Suburban Sanitation Dist. Wtr. Supply
             RB,
             5.50%, 6/1/2010.....................................     1,724,973
                                                                    -----------
                                                                     35,466,103
                                                                    -----------
            Virginia - 1.7%
    750,000 Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential
             Rental, Chesapeake Crossing, Ser. A,
             6.20%, 4/1/2028.....................................       674,948
                                                                    -----------
            U. S. Virgin Islands - 2.8%
            Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB:
    500,000 5.13%, 7/1/2003......................................       495,210
    750,000 5.30%, 7/1/2018......................................       641,422
                                                                    -----------
                                                                      1,136,632
                                                                    -----------
            Total Municipal Obligations (cost $39,415,159).......    38,356,493
                                                                    -----------

   Shares                                                               Value

 MUTUAL FUND SHARES - 3.6%
  1,453,834 Federated Municipal Obligations Fund..................   $ 1,453,834
      8,000 Federated Tax Free Obligations Fund...................         8,000
                                                                     -----------
            Total Mutual Fund Shares (cost $1,461,834)............     1,461,834
                                                                     -----------

            Total Investments -(cost $40,876,993)..........    99.0%  39,818,327
            Other Assets and
             Liabilities - net.............................     1.0      405,765
                                                              -----  -----------
            Net Assets.....................................   100.0% $40,224,092
                                                              =====  ===========

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       North Carolina Municipal Bond Fund
                            Schedule of Investments
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 94.9%
             Illinois - 1.2%
 $ 3,775,000 Chicago, IL RB, O'Hare Int'l. Arpt. Spl. Facs.
              Proj., Ser. B,
              5.20%, 4/1/2011...................................   $  3,347,406
                                                                   ------------
             North Carolina - 88.8%
   1,435,000 Asheville, NC Hsg. Auth. MHRB, Woodridge Apts.,
              (Ins. by GNMA),
              5.80%, 11/20/2039.................................      1,311,317
   1,130,000 Burlington, NC Burlington Homes RB, Section 8, Ser.
              A,
              6.00%, 8/1/2009...................................      1,133,639
   3,000,000 Catawba Cnty., NC Hosp. RB, Catawba Mem. Hosp.
              Proj., (Ins. by AMBAC),
              5.25%, 10/1/2014..................................      2,844,540
   1,000,000 Chapel Hill, NC Parking Facs. RB, COP,
              6.35%, 12/1/2018..................................      1,023,930
             Charlotte, NC Airport RB, (Ins. by MBIA):
   2,395,000 5.75%, 7/1/2012....................................      2,424,650
   1,000,000 5.875%, 7/1/2014...................................      1,009,390
   2,755,000 6.00%, 7/1/2015....................................      2,797,785
             Charlotte, NC COP:
   1,475,000 6.00%, 6/1/2014....................................      1,493,983
   1,735,000 Cityfair Parking Fac. Proj., Ser. A,
             6.125%, 6/1/2010...................................      1,798,518
   1,000,000 Convention Fac. Proj., (Ins. by AMBAC),
             6.65%, 12/1/2003...................................      1,050,020
   1,245,000 Stadium Parking Fac. Proj., Ser. C,
             6.00%, 6/1/2010....................................      1,274,146
   5,000,000 Charlotte, NC GO,
              5.00%, 2/1/2010...................................      4,915,450
   1,395,000 Charlotte, NC Hsg. Dev. Corp., RB, Mtge. Vantage 78
              Apts.,
              6.60%, 7/15/2021..................................      1,420,738
             Charlotte, NC Mecklenberg Hosp. RB:
   1,050,000 5.75%, 1/1/2012....................................      1,053,843
   1,000,000 NC Hlth. Care Sys.,
             6.00%, 1/1/2005....................................      1,027,080
   5,000,000 Charlotte, NC Spl. Facs. RB, Charlotte Douglas
              Int'l. Arpt.,
              5.60%, 7/1/2027...................................      3,969,550
   4,000,000 Craven Cnty., NC, Indl. Facs. & Pollution Ctl. Fin.
              Auth. RB, Weyerhaeuser Co. Proj.,
              6.35%, 1/1/2010...................................      4,066,520
   2,000,000 Craven Cnty., NC GO,
              6.40%, 6/1/2000...................................      2,011,680
   2,390,000 Cumberland Cnty., NC COP, Civic Ctr. Proj., Ser. A,
              (Ins. by AMBAC),
              6.40%, 12/1/2024..................................      2,574,269
             Cumberland Cnty., NC GO:
   2,100,000 5.90%, 2/1/2010....................................      2,196,411
   2,100,000 5.90%, 2/1/2011....................................      2,196,411
   2,100,000 5.90%, 2/1/2012....................................      2,196,411

  Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
             Cumberland Cnty., NC Hosp. Facs. RB, Cumberland Cnty.
              Hosp. Sys. Inc.:
 $ 3,520,000 5.00%, 10/1/2006.....................................   $  3,373,005
   1,760,000 5.25%, 10/1/2012.....................................      1,595,229
   3,000,000 5.25%, 10/1/2013.....................................      2,679,750
   4,830,000 5.25%, 10/1/2014.....................................      4,253,732
             Durham Cnty., NC, Pub. Impt. Bonds, Ser. 95:
   2,400,000 5.80%, 2/1/2010......................................      2,501,136
   2,400,000 5.80%, 2/1/2011......................................      2,494,752
             Durham Cnty., NC COP, New Durham Corp.:
   1,160,000 Ser. A,
             5.25%, 12/1/2010.....................................      1,156,137
   1,485,000 Ser. B,
             5.25%, 12/1/2011.....................................      1,465,666
   2,750,000 Durham Cnty., NC MHRB, Ivy Commons Proj.,
              8.00%, 3/1/2029.....................................      2,654,135
             Fayetteville, NC Pub. Works Commission RB:
             Ser. A:
   1,360,000 (Ins. by AMBAC),
             6.75%, 3/1/2003......................................      1,431,074



   2,000,000 (Ins. by FSA),
             6.00%, 3/1/2012......................................      2,034,080
   1,025,000 Franklin Cnty., NC COP, (Ins. by FGIC),
              6.20%, 6/1/2004.....................................      1,074,733
     910,000 Fremont, NC Hsg. Dev. Corp. RB, Torhunta Apts., (Ins.
              by FHA),
              6.75%, 7/15/2022....................................        929,674
             Gastonia, NC Combined Util. Sys. RB, (Ins. by MBIA):
   1,000,000 6.00%, 5/1/2014......................................      1,056,540
   1,505,000 6.10%, 5/1/2019......................................      1,595,706
             Greensboro, NC Combined Enterprise Sys. RB, Ser. A:
   1,615,000 5.20%, 6/1/2010......................................      1,602,467
     880,000 6.50%, 6/1/2002......................................        913,502
   1,050,000 6.50%, 6/1/2003......................................      1,102,563
             Greensboro, NC COP, Coliseum Arena Expansion Proj.:
   1,000,000 6.40%, 12/1/2001.....................................      1,029,600
   1,100,000 6.65%, 12/1/2004.....................................      1,157,442
   1,000,000 Harnett Cnty., NC COP, (Ins. by AMBAC),
              6.40%, 12/1/2014....................................      1,055,590
             Haywood Cnty., NC Indl. Facs. & Pollution Ctl. Fin.
              RB, Champion Intl. Corp. Proj.:
   2,500,000 6.00%, 3/1/2020......................................      2,306,100
   1,750,000 6.25%, 9/1/2025......................................      1,636,163
   4,750,000 Martin Cnty., NC, Indl. Facs. & Pollution Ctl. Fin.
              Auth. RB, Weyerhaeuser Co. Proj.,
              6.80%, 5/1/2024.....................................      4,834,170

                                   EVERGREEN
                       North Carolina Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
 $ 6,500,000 Mecklenburg Cnty., NC GO,
              5.00%, 4/1/2009.....................................  $  6,424,990
             Mecklenburg Cnty., NC Pub. Impt. RB:
   4,095,000 5.40%, 4/1/2008......................................     4,172,682
   5,000,000 5.40%, 4/1/2009......................................     5,085,950
   3,000,000 New Hanover Cnty., NC, Pub. Improvement GO
              5.75%, 11/1/2013....................................     3,074,070
   1,000,000 North Carolina Coastal Regl. Solid Wst. Mgmt. Auth.,
              RB, Solid Wst. Disposal Sys.,
              6.50%, 6/1/2008.....................................     1,054,760
             North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys.
              RB:
             Ser. A:
   5,000,000 5.00%, 1/1/2021......................................     4,508,300
   7,850,000 5.625%, 1/1/2014.....................................     7,756,507
             (Ins. by MBIA):
   5,000,000 5.70%, 1/1/2013......................................     5,006,450
   3,750,000 6.50%, 1/1/2018......................................     3,730,013
   3,400,000 7.00%, 1/1/2013......................................     3,808,136
   1,845,000 7.50%, 1/1/2010......................................     2,114,757
   5,000,000 Ser. B,
             6.00%, 1/1/2022......................................     4,611,700
   6,500,000 Ser. C, (Ins. by AMBAC),
             6.00%, 1/1/2018......................................     6,635,460
             North Carolina Hsg. Fin. & Dev. Auth., SFHRB:
   1,045,000 Ser. EE,
             5.90%, 9/1/2013......................................     1,049,358
   3,600,000 Ser. JJ,
             6.15%, 3/1/2011......................................     3,631,644
     955,000 Ser. T,
             7.05%, 9/1/2020......................................       992,302
     855,000 Ser. W,
             6.20%, 9/1/2009......................................       869,107
             North Carolina Hsg. Fin. Agcy. RB:
   2,000,000 Ser. 5,
             4.90%, 1/1/2024......................................     1,956,380
  10,060,000 Ser. 6-A,
             5.35%, 7/1/2024......................................     9,895,217
             North Carolina Med. Care Commission Hosp. RB:
   2,350,000 5.375%, 1/1/2022.....................................     1,792,604
   2,585,000 6.50%, 10/1/2013.....................................     2,662,576
     920,000 Carolina Medicorp Proj.,
             6.30%, 5/1/2001......................................       939,053
             Deerfield Episcopal:
  11,595,000 5.30%, 11/1/2004.....................................    11,150,796
   3,550,000 5.85%, 7/1/2027......................................     2,845,361
   2,630,000 Gaston Hlth. Care,
             5.375%, 2/15/2011....................................     2,507,389
             Grace Hosp. Inc.:
   3,825,000 5.25%, 10/1/2013.....................................     3,487,750
   1,110,000 6.50%, 10/1/2005.....................................     1,166,532
   1,180,000 6.50%, 10/1/2006.....................................     1,242,410

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             North Carolina - continued
             North Carolina Med. Care Commission Hosp. RB: -
               continued
             High Point Regl. Hlth. Sys.:
 $ 1,605,000 (Ins. by AMBAC),
             5.50%, 10/1/2008...................................   $  1,619,124
   1,445,000 5.50%, 10/1/2009...................................      1,453,482
   3,100,000 Hlth. Care Facs.,
             5.75%, 7/1/2019....................................      2,534,157
   2,320,000 Northeast Med. Ctr. Proj.,
             5.00%, 11/1/2010...................................      2,241,630
   1,000,000 PA Mem. Hosp.,
             5.25%, 1/1/2012....................................        836,440
   4,835,000 Pitt Cnty. Mem. Hosp., Ser. A,
             5.25%, 12/1/2010...................................      4,699,233
             Presbyterian Hlth. Svcs. Co. Proj.:
     900,000 6.125%, 10/1/2014..................................        946,944
     925,000 7.30%, 10/1/2015...................................        960,354
             Rex Hosp. Proj.:
   2,500,000 6.125%, 6/1/2010...................................      2,637,250
   3,700,000 6.25%, 6/1/2017....................................      3,916,894



   5,000,000 Stanly Mem. Hosp. Proj., (Ins. by AMBAC),
             5.375%, 10/1/2014..................................      4,778,250
             Transylvania Community Hosp. Inc.:
   1,130,000 5.50%, 10/1/2012...................................        988,761
   1,090,000 5.75%, 10/1/2019...................................        889,941
   5,000,000 North Carolina Muni. Pwr. Agcy., Elec. RB, Catawba
              Elec., (Ins. by AMBAC),
              7.25%, 1/1/2007...................................      5,536,150
             North Carolina Student Edl. Assistance Auth. RB:
             Ser. A:
   1,000,000 6.05%, 7/1/2010....................................      1,008,740
   2,000,000 6.30%, 7/1/2015....................................      2,019,180
   2,375,000 Ser. C,
             6.35%, 7/1/2016....................................      2,402,598
   1,000,000 Pitt Cnty., NC COP Pub. Facs., Ser. A, (Ins. by
              MBIA),
              5.55%, 4/1/2012...................................      1,007,750
             Raleigh, NC Hsg. Auth. MHRB:
   5,000,000 5.80%, 11/1/2019...................................      4,619,200
   3,600,000 Subordinated Hsg. Mtge. Cedar Point, Ser. C,
             7.00%, 11/1/2030...................................      3,282,948
   3,170,000 Raleigh, NC Hsg. Auth. Multifamily, Hsg. Mtge.
              Cedar Point Apts. Ser. A,
              5.10%, 11/1/2010..................................      3,011,944
   3,865,000 Winston Salem, NC GO,
              8.875%, 6/1/2000..................................      3,911,225
                                                                   ------------
                                                                    251,197,676
                                                                   ------------
             West Virginia - 0.9%
   3,000,000 Kanawha Cnty., WV PCRB, Union Carbide Corp. Proj.,
              5.10%, 1/1/2012...................................      2,665,920
                                                                   ------------

                                   EVERGREEN
                       North Carolina Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Puerto Rico - 2.4%
 $ 2,535,000 Cmnwlth. of Puerto Rico GO, (Ins. by MBIA),
              6.25%, 7/1/2009...................................   $  2,741,425
   1,000,000 Cmnwlth. of Puerto Rico Muni., Fin. Agcy., Ser. A,
              5.70%, 7/1/2003...................................      1,043,400
   1,400,000 Cmnwlth. of Puerto Rico Port Auth. RB, American
              Airlines Proj., Ser. A,
              6.25%, 6/1/2026...................................      1,344,126
             Cmnwlth. of Puerto Rico RB, Indl. Tourist Edl.
              Auth., Mennonite General Hosp. Proj., Ser. A:
   1,380,000 5.625%, 7/1/2017...................................      1,148,615
     500,000 5.625%, 7/1/2027...................................        389,270
                                                                   ------------
                                                                      6,666,836
                                                                   ------------
             U. S. Virgin Islands - 1.6%
   5,000,000 Virgin Islands, Pub. Fin. Auth. RB, Refunding Sr.
              Lien, Ser. A,
              5.20%, 10/1/2010..................................      4,622,300
                                                                   ------------
             Total Municipal Obligations
              (cost $274,973,299)...............................    268,500,138
                                                                   ------------

   Shares                                                              Value

 MUTUAL FUND SHARES - 3.9%
  10,905,000 Federated Municipal Obligations Fund................   $ 10,905,000
      36,000 Federated Tax Free Obligations Fund.................         36,000
                                                                    ------------
             Total Mutual Fund Shares
              (cost $10,941,000).................................     10,941,000
                                                                    ------------

             Total Investments -(cost $285,914,299).......    98.8%  279,441,138
             Other Assets and Liabilities - net...........     1.2     3,451,701
                                                             -----  ------------
             Net Assets...................................   100.0% $282,892,839
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                       South Carolina Municipal Bond Fund
                            Schedule of Investments
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 94.2%
            Georgia - 1.6%
 $1,000,000 Fulton Cnty., GA Residential Care Facs. RB, Sr. Lien,
             RHA Assisted Living Buckhead, Ser. A,
             6.90%, 7/1/2019.....................................   $   895,670
                                                                    -----------
            Maryland - 1.2%
    750,000 Frederick Cnty., MD Spl. Obl. RB, Urbana CDA,
             6.625%, 7/1/2025....................................       699,165
                                                                    -----------
            South Carolina - 78.8%
    400,000 Calhoun Cnty., SC Solid Wst. Disposal Facs. RB,
             Eastman Kodak Co. Proj.,
             6.75%, 5/1/2017.....................................       439,548
            Charleston Cnty., SC Hlth. Facs. RB, 1st Mtge.
             Episcopal Church Proj.:
    300,000 7.125%, 4/1/2020.....................................       295,413
    750,000 Ser. A,
            6.25%, 4/1/2019......................................       653,542
            Charleston Cnty., SC Resource Recovery RB, Foster
             Wheeler, (Ins. by AMBAC):
  3,000,000 5.10%, 1/1/2008......................................     2,942,130
  1,500,000 5.25%, 1/1/2010......................................     1,468,335
    675,000 Charleston, SC GO,
             7.00%, 4/1/2011.....................................       690,174
            Columbia, SC Wtrwks. & Swr. Sys. RB:
  1,000,000 5.70%, 2/1/2010......................................     1,031,290
  2,000,000 6.00%, 2/1/2014......................................     2,063,240
            Darlington Cnty., SC IDRB:
    500,000 Nucor Corp. Proj., Ser. A,
            5.75%, 8/1/2023......................................       466,530
    750,000 Sonoco Products Co. Proj.,
            6.00%, 4/1/2026......................................       714,870
            Florence Cnty., SC GO, Sch. Dist. No. 001, (Ins. by
             FGIC):
  1,150,000 5.80%, 5/1/2007......................................     1,181,889
  1,175,000 5.80%, 5/1/2008......................................     1,204,915
  1,200,000 5.80%, 5/1/2009......................................     1,227,276
  1,500,000 Georgetown Cnty., SC PCRB, Intl. Paper Co. Proj.,
             Ser. A,
             5.125%, 2/1/2012....................................     1,368,390
    200,000 Georgetown Cnty., SC Wtr. & Swr. Dist. RB, Refunding
             & Impt. Jr. Lien,
             6.50%, 6/1/2017.....................................       214,952
    750,000 Grand Strand, SC Wtrwrks. & Swr. Sys. Auth. RB, (Ins.
             by MBIA),
             6.38%, 6/1/2012.....................................       815,558
            Greenville, SC Hosp. Facs. RB, Ser. B:
  1,315,000 5.60%, 5/1/2010......................................     1,292,711
    600,000 5.70%, 5/1/2012......................................       585,360
    400,000 Greenville, SC Mem. Auditorium Dist. GO, Bi-Lo Ctr.
             Proj., (Ins. by AMBAC),
             5.75%, 4/1/2018.....................................       419,760
  1,000,000 Greenwood, SC Combined Pub. Util. RB, Refunding &
             Impt., (Ins. by AMBAC),
             5.50%, 12/1/2008....................................     1,013,180
    300,000 Horry Cnty., SC Arpt. RB, Ser. A, (Ins. by FSA),
             5.60%, 7/1/2017.....................................       286,776
  1,500,000 Loris, SC Community Hosp. RB, Ser. A,
             5.50%, 1/1/2016.....................................     1,259,700

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            South Carolina - continued
 $  500,000 Loris, SC Community Sch. Hosp. Dist. RB, Ser. B,
             5.625%, 1/1/2020....................................   $   416,535
  1,000,000 Medical University, SC Hosp. Facs. RB, (Ins. by
             MBIA),
             5.50%, 7/1/2008.....................................     1,017,980
    285,000 Myrtle Beach, SC Wtr. & Swr. RB, (Ins. by MBIA),
             4.70%, 3/1/2004.....................................       282,093
            Piedmont, SC Muni. Pwr. Agcy., Elec. RB, (Ins. by
             MBIA):
  1,000,000 6.10%, 1/1/2006......................................     1,050,900
  1,150,000 6.25%, 1/1/2009......................................     1,232,915
  1,190,000 Richland Cnty., SC Edl. Facs. RB, Benedict College
             Proj.,
             6.25%, 7/1/2014.....................................     1,203,364



  2,160,000 Richland Cnty., SC GO, Sch. Dist. No. 001,
             5.75%, 3/1/2017.....................................     2,157,667
    250,000 South Carolina Edl. Assistance Auth. RB, Gtd. Student
             Loans, Ser. C,
             5.88%, 9/1/2007.....................................       251,810
            South Carolina Hsg. Fin. & Dev. Auth. MHRB:
    100,000 Ser. A, (Coll. by FHA & Ins. by FNMA), 6.80%,
            11/15/2011...........................................       103,188
    265,000 Hunting Ridge Apts.,
            1.00%, 6/1/2025......................................       270,915
    300,000 Runaway Bay Apts. Proj.,
            6.13%, 12/1/2015.....................................       298,917
            South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB:
            Ser. A:
    500,000 (Ins. by AMBAC),
            5.95%, 7/1/2029......................................       492,720
            (Ins. by FHA):
    600,000 6.35%, 7/1/2025......................................       601,446
     85,000 6.55%, 7/1/2015......................................        86,339
            Heritage Ct. Apts., Ser. A, (Ins. by FHA):
    680,000 5.85%, 7/1/2010......................................       685,617
    595,000 6.15%, 7/1/2025......................................       588,913
  2,000,000 Ser. B-1, (Ins. by FSA),
            5.75%, 7/1/2015......................................     1,979,740
            South Carolina Jobs EDA Hosp. Facs. RB:
  2,050,000 Anderson Area Med. Center, (Ins. by FSA),
            5.63%, 2/1/2010......................................     2,069,290
  1,600,000 Georgetown Mem. Hosp.,
            6.00%, 11/1/2014.....................................     1,621,296
    200,000 Oconee Mem. Hosp. Inc.,
            6.15%, 3/1/2015......................................       202,914
            South Carolina Jobs EDA-IDRB, Plasti Line Inc. Proj.,
             (LOC: Keybank, NA):
    220,000 5.50%, 7/1/2006......................................       219,402
    200,000 5.70%, 7/1/2009......................................       198,528
    190,000 5.80%, 7/1/2010......................................       188,615
    230,000 5.90%, 7/1/2011......................................       228,553
    400,000 6.25%, 7/1/2017......................................       397,868

                                   EVERGREEN
                       South Carolina Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            South Carolina - continued
            South Carolina Pub. Svc. Auth. RB, Ser. B, (Ins. by
             FGIC):
 $1,000,000 5.70%, 1/1/2008......................................   $ 1,029,830
  1,250,000 6.50%, 1/1/2006......................................     1,334,062
  1,000,000 South Carolina Trans. Infrastructure Bank RB, Ser. A,
             (Ins. by AMBAC),
             5.50%, 10/1/2012....................................     1,004,730
  1,755,000 Spartanburg Cnty., SC Hlth. Svcs. Dist. Income RB,
             Ser. B, (Ins. by MBIA),
             6.00%, 4/15/2007....................................     1,824,902
    370,000 Three Rivers, SC Solid Wst. Disposal Facs. Auth. RB,
             (Ins. by MBIA),
             5.25%, 1/1/2005.....................................       370,914
                                                                    -----------
                                                                     45,047,502
                                                                    -----------
            Virginia - 2.3%
  1,500,000 Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential
             Rental, Chesapeake Crossing, Ser. A,
             6.20%, 4/1/2028.....................................     1,349,895
                                                                    -----------
            Puerto Rico - 5.3%
  3,000,000 Cmnwlth of Puerto Rico GO, (Ins. by MBIA),
             5.65%, 7/1/2015.....................................     3,045,960
                                                                    -----------

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            U. S. Virgin Islands - 5.0%
 $2,000,000 Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A,
             5.50%, 10/1/2018....................................   $ 1,770,140
  1,250,000 Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB,
             5.30%, 7/1/2018.....................................     1,069,037
                                                                    -----------
                                                                      2,839,177
                                                                    -----------
            Total Municipal Obligations
             (cost $54,727,485)..................................    53,877,369
                                                                    -----------

   Shares                                                              Value

 MUTUAL FUND SHARES - 5.1%
  2,070,000 Federated Municipal Obligations Fund.................     2,070,000
    835,000 Federated Tax Free Obligations Fund..................       835,000
                                                                    -----------
            Total Mutual Fund Shares
             (cost $2,905,000)...................................     2,905,000
                                                                    -----------

            Total Investments -(cost $57,632,485)..........    99.3%  56,782,369
            Other Assets and
             Liabilities - net.............................     0.7      413,248
                                                              -----  -----------
            Net Assets.....................................   100.0% $57,195,617
                                                              =====  ===========

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                          Virginia Municipal Bond Fund
                            Schedule of Investments
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 97.3%
            District of Columbia - 2.0%
            District of Columbia, Metropolitan Area Transit
             Auth. RB, (Ins. by FGIC):
 $2,500,000 6.00%, 7/1/2007.....................................   $  2,623,625
    600,000 6.00%, 7/1/2009.....................................        631,026
                                                                   ------------
                                                                      3,254,651
                                                                   ------------
            Georgia - 0.5%
  1,000,000 Fulton Cnty., GA Residential Care Facs. RB, Sr.
             Lien, RHA Assisted Living Buckhead, Ser. A,
             6.90%, 7/1/2019....................................        895,670
                                                                   ------------
            Maryland - 0.8%
            Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
  1,000,000 6.25%, 7/1/2010.....................................        941,150
    500,000 6.625%, 7/1/2025....................................        466,110
                                                                   ------------
                                                                      1,407,260
                                                                   ------------
            Virginia - 90.6%
            Albemarle Cnty., VA IDA RB:
  1,000,000 Martha Jefferson Hosp.,
            5.75%, 10/1/2008....................................      1,003,730
            Residential Care Fac., Our Lady of Peace Inc.:
    500,000 5.75%, 7/1/2019.....................................        410,050
    100,000 6.45%, 7/1/2015.....................................         90,428
    145,000 6.625%, 7/1/2021....................................        131,366
            Alexandria, VA Redev. & Hsg. Auth. MHRB, Buckingham
             Vlg. Apts.:
  1,000,000 5.45%, 7/1/2018.....................................        907,440
  1,000,000 5.50%, 1/1/2029.....................................        891,730
  1,000,000 Amherst, VA IDA RB, Georgia Pacific Corp. Proj.,
             5.25%, 2/1/2011....................................        938,960
  1,000,000 Arlington Cnty., VA GO,
             5.90%, 8/1/2010....................................      1,054,490
            Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.:
  1,000,000 Ser. A,
            5.35%, 7/1/2018.....................................        912,660
  1,600,000 Ser. B,
            6.50%, 7/1/2024.....................................      1,461,824
  4,105,000 Arlington Cnty., VA IDA Resource Recovery RB, Ogden
             Martin Sys. of Alexandria/Arlington, Inc. Proj.,
             (Ins. by FSA),
             5.375%, 1/1/2013...................................      3,948,230
  3,675,000 Big Stone Gap, VA Redev. & Hsg. Auth. Correctional
             Fac. Lease RB, Wallens Ridge Dev. Proj.,
             6.00%, 9/1/2007....................................      3,855,773
            Brunswick, VA IDA Correctional Fac. Lease RB, (Ins.
             by MBIA):
  1,000,000 5.50%, 7/1/2007.....................................      1,019,250
  2,215,000 5.65%, 7/1/2009.....................................      2,268,027
    200,000 5.75%, 7/1/2011.....................................        204,634
    390,000 Buena Vista, VA IDA RB Wtr. & Swr. Fac., Route 60
             Proj.,
             6.25%, 7/15/2011...................................        380,987

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - continued
 $4,750,000 Charles City Cnty., VA IDA RB, Wst. Mgmt., Inc. Proj.,
             4.875%, 2/1/2009.....................................   $  3,987,482
    250,000 Charlottesville-Albemarle, VA Arpt. Auth. RB,
             6.125%, 12/1/2013....................................        247,228
  2,890,000 Chesapeake Bay, VA Dist. RB, Bridge & Tunnel
             Commission, (Ins. by FGIC),
             5.875%, 7/1/2010.....................................      2,993,260
  1,000,000 Chesapeake, VA Arpt. Auth. RB,
             5.30%, 8/1/2019......................................        877,630
  3,000,000 Chesapeake, VA Pub. Impt. GO,
             5.375%, 5/1/2010.....................................      3,022,440
            Chesapeake, VA Redev. & Hsg. Auth. MHRB, Residential
             Rental, Chesapeake Crossing, Ser. A:
    570,000 5.75%, 4/1/2009.......................................        548,141
    250,000 6.00%, 4/1/2013.......................................        237,810
  2,250,000 6.20%, 4/1/2028.......................................      2,024,842
  1,000,000 Chesapeake, VA Wtr. & Swr. Fac. GO, Ser. A,
             7.00%, 12/1/2004.....................................      1,086,700
            Chesterfield Cnty., VA GO:
  2,000,000 5.25%, 3/1/2010.......................................      2,002,600
  1,375,000 5.375%, 1/15/2011.....................................      1,384,872
  1,700,000 5.75%, 1/15/2016......................................      1,716,456
  1,000,000 5.75%, 1/15/2017......................................      1,005,910
  1,000,000 Ser. B,
            6.70%, 1/1/2006.......................................      1,040,060
    500,000 Chesterfield Cnty., VA Hlth. Ctr. Community Mtge. RB,
             Lucy Nursing Home Proj., (Coll. by GNMA),
             5.875%, 12/1/2021....................................        485,320
    500,000 Chesterfield Cnty., VA Wtr. & Swr. RB,
             6.375%, 11/1/2007....................................        526,840
  2,545,000 Danville, VA IDA Hosp. RB, Danville Regl. Med. Ctr.,
             (Ins. by FGIC),
             6.20%, 10/1/2009.....................................      2,692,228
  3,000,000 Dulles Town, VA CDA RB, Dulles Town Ctr. Proj.,
             6.25%, 3/1/2026......................................      2,779,380
  1,110,000 Fairfax Cnty., VA EDA RB, Vienna II Metrorail, Ser. 1,
             5.50%, 9/1/2012......................................      1,117,526
    370,000 Fairfax Cnty., VA IDA RB, Inova Hlth. Sys. Proj.,
             5.875%, 8/15/2016....................................        365,575
            Fairfax Cnty., VA Redev. & Hsg. Auth. Mtge. RB:
    500,000 Elderly Hsg., (Ins. by FHA),
            6.00%, 9/1/2016.......................................        492,800
    250,000 Inova Hlth. Sys. Proj.,
            5.35%, 6/1/2006.......................................        250,638
  2,605,000 Fairfax Cnty., VA Swr. RB,
             5.625%, 7/15/2011....................................      2,649,181
  3,000,000 Goochland Cnty., VA IDA RB, Nekoosa Packaging Corp.,
             5.65%, 12/1/2025.....................................      2,565,240

                                   EVERGREEN
                          Virginia Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - continued
 $  250,000 Greensville Cnty., VA IDA RB, Georgia Pacific Corp.
             Proj.,
             5.30%, 8/1/2014......................................  $    228,740
            Halifax Cnty., VA IDA RB, Halifax Regl. Hosp., Inc.:
    300,000 4.80%, 9/1/2009.......................................       268,737
  1,000,000 5.00%, 9/1/2011.......................................       892,460
    400,000 5.25%, 9/1/2017.......................................       339,644
            Hampton, VA GO:
    500,000 6.00%, 1/15/2008......................................       528,115
  1,125,000 Pub. Impt.,
            5.75%, 2/1/2013.......................................     1,148,310
            Hanover Cnty., VA IDA RB:
    960,000 Bon Secours Hlth. Sys. Proj., (Ins. by MBIA),
            6.00%, 8/15/2008......................................     1,000,003
  1,360,000 Mem. Regl. Med. Ctr. Proj., (Ins. by MBIA),
            6.50%, 8/15/2008......................................     1,473,941
    500,000 Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of
             Salem Run Proj., (LOC: PNC Bank, NA & Ins. by FSA),
             6.20%, 4/1/2017......................................       501,685
            Henrico Cnty., VA Wtr. & Swr. RB:
  1,195,000 5.25%, 5/1/2013.......................................     1,162,807
  1,000,000 5.70%, 5/1/2008.......................................     1,039,196
            Henrico Cnty., VA IDA Lease RB:
    700,000 7.00%, 8/1/2013.......................................       774,690
  2,000,000 Bon Secours Hlth. Sys. Proj., (Ins. by MBIA),
            5.60%, 8/15/2010......................................     2,016,020
    535,000 Isle Wright Cnty., VA IDA RB, Solid Wst. Disposal
             Fac., Union Camp Corp. Proj.,
             6.55%, 4/1/2024......................................       532,395
  1,000,000 James City Cnty., VA IDA RB, Residential Care Fac.,
             Williamsburg Landing, Inc.,
             6.625%, 3/1/2023.....................................       942,230
  1,000,000 King & Queen Cnty., VA IDA Lease RB, King & Queen
             Courts Complex, Ser. A,
             5.625%, 7/15/2017....................................       957,720
    700,000 King George Cnty., VA IDA Lease RB, King George Cnty.
             Sch. Proj.,
             6.40%, 8/1/2016......................................       682,759
  1,000,000 Loudoun Cnty., VA GO, Ser. A,
             5.50%, 10/1/2007.....................................     1,018,220
  1,550,000 Loudoun Cnty., VA Sanitation Auth., Wtr. & Swr. RB,
             (Ins. by FGIC),
             6.25%, 1/1/2010......................................     1,613,999
  1,940,000 Newport News, VA GO,
             5.75%, 1/15/2017.....................................     1,939,845
            Norfolk, VA GO:
  3,000,000 5.25%, 6/1/2011.......................................     2,967,120
  2,000,000 5.70%, 6/1/2008.......................................     2,055,860
    275,000 Norfolk, VA Redev. & Hsg. Auth. RB, Merrimack Landing
             Proj.,
             5.00%, 12/1/2005.....................................       269,731

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - continued
 $1,300,000 Northampton Cnty., VA GO, Ser. A, (Ins. by FSA),
             5.30%, 7/15/2018.....................................   $  1,181,388
  4,000,000 Peninsula Ports Auth., VA RB, Port Fac. CSX Trans.
             Proj.,
             6.00%, 12/15/2012....................................      3,910,640
  1,300,000 Peumansend Creek, VA Regl. Jail Auth. RB, (Ins. by
             MBIA),
             5.75%, 6/1/2017......................................      1,295,645
    640,000 Portsmouth, VA Redev. & Hsg. Auth. MHRB, (Coll. by
             FNMA),
             6.30%, 9/1/2026......................................        650,515
    500,000 Portsmouth, VA Redev. & Hsg. Auth. RB, Chowan Apts.,
             (Coll. by GNMA),
             5.85%, 12/20/2030....................................        472,750
    700,000 Prince William Cnty., VA GO, Impt. & Refunding, Ser.
             A,
             6.20%, 12/1/2011.....................................        724,444
            Prince William Cnty., VA IDA RB:
    500,000 ATCC Proj.,
            6.00%, 2/1/2014.......................................        490,735
            Melrose Apts. Proj.:
  1,000,000 Ser. A,
            5.25%, 7/1/2018.......................................        893,670
  4,000,000 Ser. C,
            7.00%, 7/1/2029.......................................      3,636,880
    500,000 Potomac Hosp. Corp.,
            6.75%, 10/1/2015......................................        549,510
    745,000 Prince William Hosp., Ser. A,
            5.625%, 4/1/2012......................................        707,675
            Prince William Cnty., VA Park Auth. RB:
    500,000 6.30%, 10/15/2006.....................................        533,365
  1,300,000 6.875%, 10/15/2016....................................      1,417,247
            Riverside, VA Regl. Jail Auth. RB, (Ins. by MBIA):
  3,375,000 5.625%, 7/1/2007......................................      3,465,450
  1,000,000 5.875%, 7/1/2014......................................      1,014,470
  1,185,000 Roanoke, VA IDA Hosp. RB, Roanoke Mem. Hosp., Ser. B,
             6.00%, 7/1/2007......................................      1,202,479
            Roanoke, VA Pub. Impt. GO:
  1,730,000 6.00%, 10/1/2013......................................      1,807,833
  1,835,000 6.00%, 10/1/2014......................................      1,906,382
  1,950,000 6.00%, 10/1/2015......................................      2,014,038
  2,070,000 6.00%, 10/1/2016......................................      2,129,098
            Suffolk, VA GO, (Ins. by AMBAC):
    250,000 5.70%, 6/1/2010.......................................        257,435
    750,000 5.90%, 6/1/2013.......................................        771,922
  1,250,000 Virginia Beach, VA Dev. Auth. Hlth. Care Fac. RB.,
             Sentara Hlth. Sys.,
             5.25%, 11/1/2015.....................................      1,156,700
            Virginia Beach, VA GO:
  1,575,000 5.40%, 7/15/2009......................................      1,596,877
  1,000,000 6.00%, 9/1/2009.......................................      1,057,280
  1,540,000 Virginia Biotechnology Research Park RB, Biotech Five
             Proj., Ser. A,
             5.25%, 10/1/2014.....................................      1,388,449
    750,000 Virginia College, VA Edl. Fac. Bldg. Auth. RB, Hampton
             Univ. Proj.,
             5.75%, 4/1/2014......................................        748,522

                                   EVERGREEN
                          Virginia Municipal Bond Fund
                       Schedule of Investments(continued)
                         February 29, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - continued
 $1,700,000 Virginia Comnwlth. Trans. Board RB, Northern Virginia
             Transp. Dist. Program, Ser. B,
             7.25%, 5/15/2020.....................................  $  1,906,924
  1,000,000 Virginia GO,
             6.10%, 6/1/2006......................................     1,047,190
            Virginia Hsg. Dev. Auth. MHRB:
            Ser. H:
  1,000,000 5.55%, 5/1/2015.......................................       957,990
    500,000 6.00%, 5/1/2010.......................................       506,045
  1,000,000 6.10%, 11/1/2011......................................     1,016,130
    300,000 6.35%, 11/1/2011......................................       308,157
    500,000 Ser. I,
            5.45%, 5/1/2018.......................................       466,215
    400,000 Ser. K,
            5.90%, 5/1/2011.......................................       403,888
    500,000 Ser. O,
            6.05%, 11/1/2017......................................       502,055
            Virginia Hsg. Dev. Auth. RB, Cmnwlth. Mtge.:
  1,000,000 Ser. A, Subser. A-1,
            6.20%, 7/1/2011.......................................     1,010,280
            Ser. C:
  1,000,000 Subser. C-2,
            5.75%, 7/1/2007.......................................     1,005,850
    500,000 Subser. C-6,
            6.25%, 1/1/2015.......................................       502,820
  3,525,000 Ser. D, Subser. D-1,
            6.10%, 1/1/2019.......................................     3,534,553
    300,000 Ser. F, Subser. F-1,
            6.25%, 7/1/2012.......................................       303,705
    460,000 Virginia IDA RB, Small Business Fin., Hodges Farm
             Associates II,
             4.75%, 11/1/2012.....................................       454,080
    750,000 Virginia Port Auth. Cmnwlth. Port Fund RB,
             5.90%, 7/1/2016......................................       750,907
    400,000 Virginia Port Auth. Port Fac. RB, (Ins. by MBIA),
             5.60%, 7/1/2027......................................       366,488
            Virginia Pub. Sch. Auth. RB:
            Ser. A:
  1,000,000 5.625%, 8/1/2009......................................     1,023,990
  4,000,000 6.125%, 8/1/2012......................................     4,126,960
    200,000 6.20%, 8/1/2014.......................................       206,932
    850,000 Spl. Obl. York Cnty.,
            5.90%, 7/15/2013......................................       865,461
            Virginia Resources Auth. Clean Wtr. RB, State
             Revolving Fund:
  2,150,000 5.50%, 10/1/2015......................................     2,121,125
  1,250,000 5.875%, 10/1/2014.....................................     1,281,125
  1,250,000 6.00%, 10/1/2016......................................     1,283,425

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Virginia - continued
            Virginia Trans. Board RB, Northern VA Trans. Dist.:
 $2,030,000 Program A,
            6.00%, 5/15/2008....................................   $  2,117,047
  2,160,000 Ser. A,
            6.75%, 5/15/2005....................................      2,327,227
            Virginia Univ., Cmnwlth. Univ. RB:
  2,325,000 Ser. A,
            5.75%, 5/1/2021.....................................      2,261,039
  1,000,000 Ser. B,
            5.35%, 5/1/2009.....................................      1,003,860
                                                                   ------------
                                                                    150,576,832
                                                                   ------------
            Puerto Rico - 1.1%
    500,000 Cmnwlth. of Puerto Rico Elec. Pwr. Auth. RB, Ser.
             FF, (Ins. by MBIA),
             5.25%, 7/1/2010....................................        503,135
  1,200,000 Cmnwlth. of Puerto Rico GO, Ser. A, (Ins. by MBIA),
             6.25%, 7/1/2013....................................      1,298,364
                                                                   ------------
                                                                      1,801,499
                                                                   ------------
            U. S. Virgin Islands - 2.3%
            Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A:
  1,000,000 5.20%, 10/1/2009....................................        933,260
  2,000,000 5.50%, 10/1/2018....................................      1,770,140
  1,000,000 5.50%, 10/1/2022....................................        867,500
    250,000 5.625%, 10/1/2025...................................        218,538
                                                                   ------------
                                                                      3,789,438
                                                                   ------------
            Total Municipal Obligations
             (cost $164,358,041)................................    161,725,350
                                                                   ------------

   Shares                                                             Value

 MUTUAL FUND SHARES - 1.4%
  2,366,000 Federated Municipal Obligations Fund................      2,366,000
     36,000 Federated Tax Free Obligations Fund.................         36,000
                                                                   ------------
            Total Mutual Fund Shares
             (cost $2,402,000)..................................      2,402,000
                                                                   ------------

            Total Investments - (cost $166,760,041).......    98.7%  164,127,350
            Other Assets and
             Liabilities - net............................     1.3     2,283,903
                                                             -----  ------------
            Net Assets....................................   100.0% $166,411,253
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                   Combined Notes to Schedules of Investments
                         February 29, 2000 (Unaudited)

(a) Effective Yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.

Summary of Abbreviations
AMBAC American Municipal Bond Assurance Corporation
CDA   Community Development Authority
CDD   Community Development District
COP   Certificate of Participation
EDA   Economic Development Authority
EDRB  Economic Development Revenue Bond
ETM   Escrowed to Maturity
FGIC  Financial Guaranty Insurance Company
FHA   Federal Housing Authority
FNMA  Federal National Mortgage Association
FSA   Financial Security Assurance, Incorporated
GNMA  Government National Mortgage Association
GO    General Obligation
HFA   Housing Finance Authority
IBC   Insured Bond Certification
IDA   Industrial Development Authority
IDRB  Industrial Development Revenue Bond
LOC   Letter of Credit
MBIA  Municipal Bond Investors Assurance Corporation
MHRB  Multifamily Housing Revenue Bond
PCRB  Pollution Control Revenue Bond
RB    Revenue Bond
RHA   Residential Housing Association
SFHRB Single Family Housing Revenue Bond
VA    Veteran's Administration

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds

                      Statements of Assets and Liabilities
                         February 29, 2000 (Unaudited)

                          Florida High                                             North         South
                             Income       Florida       Georgia     Maryland      Carolina     Carolina      Virginia
                              Fund          Fund         Fund         Fund          Fund         Fund          Fund
------------------------------------------------------------------------------------------------------------------------
Assets
 Identified cost of
  securities............  $415,729,213  $580,301,928  $84,268,227  $40,876,993  $285,914,299  $57,632,485  $166,760,041
 Net unrealized gains or
  losses on securities..   (18,378,445)  (11,189,151)    (840,138)  (1,058,666)   (6,473,161)    (850,116)   (2,632,691)
------------------------------------------------------------------------------------------------------------------------
 Market value of
  securities............   397,350,768   569,112,777   83,428,089   39,818,327   279,441,138   56,782,369   164,127,350
 Cash...................           439             0          163          828           876          720           640
 Receivable for
  securities sold.......             0             0            0    1,018,907             0            0     1,419,755
 Receivable for Fund
  shares sold...........       186,157        20,048            0            0        10,000            0       122,400
 Interest receivable....     9,304,180    10,440,094    1,232,688      580,679     4,483,086      818,339     2,455,291
 Deferred organization
  expenses..............         5,588             0            0            0             0            0             0
 Prepaid expenses and
  other assets..........        35,982        73,111       15,687       16,500        20,142       23,042        25,314
------------------------------------------------------------------------------------------------------------------------
 Total assets...........   406,883,114   579,646,030   84,676,627   41,435,241   283,955,242   57,624,470   168,150,750
------------------------------------------------------------------------------------------------------------------------
Liabilities
 Distributions payable..     1,156,968     1,841,074      301,153       81,913       982,585      210,591       508,870
 Payable for securities
  purchased.............     1,201,717    37,327,737            0    1,050,382             0            0     1,182,818
 Payable for Fund shares
  redeemed..............     1,339,537       405,973            0       62,175        47,079      197,820             0
 Advisory fee payable...         4,925         1,855          399          294           977          544         1,214
 Distribution Plan
  expenses payable......         4,875         1,900          386          239         1,186          144           714
 Due to other related
  parties...............         1,102         1,475          230          110           772          156           454
 Accrued expenses and
  other liabilities.....        98,151       115,254       13,359       16,036        29,804       19,598        45,427
------------------------------------------------------------------------------------------------------------------------
 Total liabilities......     3,807,275    39,695,268      315,527    1,211,149     1,062,403      428,853     1,739,497
------------------------------------------------------------------------------------------------------------------------
Net assets..............  $403,075,839  $539,950,762  $84,361,100  $40,224,092  $282,892,839  $57,195,617  $166,411,253
------------------------------------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $438,726,533  $567,881,257  $86,917,933  $41,812,025  $294,313,285  $58,637,363  $170,826,160
 Undistributed net
  investment income.....       199,433       184,204       28,700       18,051        51,761       28,008        32,443
 Accumulated net
  realized losses on
  securities............   (17,471,682)  (16,925,548)  (1,745,395)    (547,318)   (4,999,046)    (619,638)   (1,814,659)
 Net unrealized losses
  on securities.........   (18,378,445)  (11,189,151)    (840,138)  (1,058,666)   (6,473,161)    (850,116)   (2,632,691)
------------------------------------------------------------------------------------------------------------------------
Total net assets........  $403,075,839  $539,950,762  $84,361,100  $40,224,092  $282,892,839  $57,195,617  $166,411,253
------------------------------------------------------------------------------------------------------------------------
Net assets consists of
 Class A................  $222,475,668  $118,481,172  $ 5,321,376  $20,623,585  $ 22,201,430  $ 2,446,176  $ 45,488,137
 Class B................   116,044,213    49,277,815   12,847,028    3,565,687    37,748,066    4,681,791    14,832,611
 Class C................     6,919,897     7,307,198            0       29,406             0            0             0
 Class Y................    57,636,061   364,884,577   66,192,696   16,005,414   222,943,343   50,067,650   106,090,505
------------------------------------------------------------------------------------------------------------------------
Total net assets........  $403,075,839  $539,950,762  $84,361,100  $40,224,092  $282,892,839  $57,195,617  $166,411,253
------------------------------------------------------------------------------------------------------------------------
Shares outstanding
 Class A................    22,078,782    13,159,861      562,548    2,006,455     2,279,034      258,405     4,720,621
 Class B................    11,516,313     5,473,279    1,358,094      346,906     3,874,986      494,632     1,539,263
 Class C................       686,729       811,580            0        2,861             0            0             0
 Class Y................     5,719,899    40,528,079    6,997,525    1,557,210    22,886,059    5,289,161    11,009,760
------------------------------------------------------------------------------------------------------------------------
Net asset value per
 share
 Class A................  $      10.08  $       9.00  $      9.46  $     10.28  $       9.74  $      9.47  $       9.64
------------------------------------------------------------------------------------------------------------------------
 Class A--Offering price
  (based on sales charge
  of 4.75%).............  $      10.58  $       9.45  $      9.93  $     10.79  $      10.23  $      9.94  $      10.12
------------------------------------------------------------------------------------------------------------------------
 Class B................  $      10.08  $       9.00  $      9.46  $     10.28  $       9.74  $      9.47  $       9.64
------------------------------------------------------------------------------------------------------------------------
 Class C................  $      10.08  $       9.00           --  $     10.28            --           --            --
------------------------------------------------------------------------------------------------------------------------
 Class Y................  $      10.08  $       9.00  $      9.46  $     10.28  $       9.74  $      9.47  $       9.64
------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds
                            Statements of Operations
                 Six Months Ended February 29, 2000 (Unaudited)

                                                                                  North         South
                         Florida High                  Georgia     Maryland      Carolina     Carolina     Virginia
                         Income Fund   Florida Fund     Fund         Fund          Fund         Fund         Fund
----------------------------------------------------------------------------------------------------------------------
Investment income
 Interest..............  $ 14,130,318  $ 15,657,986  $ 2,487,664  $ 1,086,606  $  8,201,661  $ 1,726,375  $ 4,848,618
----------------------------------------------------------------------------------------------------------------------
Expenses
 Advisory fee..........     1,250,674     1,360,409      207,276       93,637       694,713      147,746      414,262
 Distribution Plan
  expenses.............       959,767       473,121       73,833       44,778       234,381       28,118      134,528
 Administrative
  services fees........        99,388       131,885       20,203        9,360        67,556       13,882       40,556
 Transfer agent fee....       126,639        79,106        9,408       18,295        23,032        3,466       41,297
 Trustees' fees and
  expenses.............         4,505         5,382          878          416         2,990          818        1,506
 Printing and postage
  expenses.............        19,917        27,217        4,856        1,800        13,054        2,933        8,206
 Custodian fee.........        72,324        93,522       14,281        5,776        43,663       10,282       27,062
 Registration and
  filing fees..........        27,243        19,225       18,715        1,974        15,815        6,728       32,243
 Professional fees.....        13,800        15,900        8,598        7,523        11,209        8,336        9,645
 Organization
  expenses.............         1,767             0            0            0             0            0            0
 Other.................        13,199         6,120        2,670        5,073        14,308        1,110        2,472
----------------------------------------------------------------------------------------------------------------------
 Total expenses........     2,589,223     2,211,887      360,718      188,632     1,120,721      223,419      711,777
 Less: Fee waivers.....      (291,004)     (930,237)    (146,810)     (32,464)     (429,321)     (48,815)    (273,766)
   Expense reductions..        (8,079)      (10,179)      (1,546)        (846)       (5,182)      (1,106)      (3,129)
----------------------------------------------------------------------------------------------------------------------
 Net expenses..........     2,290,140     1,271,471      212,362      155,322       686,218      173,498      434,882
----------------------------------------------------------------------------------------------------------------------
 Net investment
  income...............    11,840,178    14,386,515    2,275,302      931,284     7,515,443    1,552,877    4,413,736
----------------------------------------------------------------------------------------------------------------------
Net realized and
 unrealized gains or
 losses on securities
 Net realized losses on
  securities...........   (15,744,542)  (15,005,712)  (1,250,883)    (389,595)   (4,977,263)    (615,041)  (1,808,407)
----------------------------------------------------------------------------------------------------------------------
 Net change in
  unrealized gains or
  losses on
  securities...........   (10,054,145)   (5,964,135)  (1,724,357)    (786,255)   (6,549,876)  (1,339,869)  (3,219,504)
----------------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized losses on
  securities...........   (25,798,687)  (20,969,847)  (2,975,240)  (1,175,850)  (11,527,139)  (1,954,910)  (5,027,911)
----------------------------------------------------------------------------------------------------------------------
 Net decrease in net
  assets resulting from
  operations...........  $(13,958,509) $ (6,583,332) $  (699,938) $  (244,566) $ (4,011,696) $  (402,033) $  (614,175)
----------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds
                      Statements of Changes in Net Assets
                 Six Months Ended February 29, 2000 (Unaudited)

                                                                                    North         South
                          Florida High    Florida                    Maryland      Carolina      Carolina      Virginia
                          Income Fund       Fund      Georgia Fund     Fund          Fund          Fund          Fund
--------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income..  $ 11,840,178  $ 14,386,515  $  2,275,302  $   931,284  $  7,515,443  $  1,552,877  $  4,413,736
 Net realized losses on
  securities............   (15,744,542)  (15,005,712)   (1,250,883)    (389,595)   (4,977,263)     (615,041)   (1,808,407)
 Net change in
  unrealized gains or
  losses on securities..   (10,054,145)   (5,964,135)   (1,724,357)    (786,255)   (6,549,876)   (1,339,869)   (3,219,504)
--------------------------------------------------------------------------------------------------------------------------
 Net decrease in net
  assets resulting from
  operations............   (13,958,509)   (6,583,332)     (699,938)    (244,566)   (4,011,696)     (402,033)     (614,175)
--------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class A................    (6,914,986)   (3,200,642)     (120,922)    (499,845)     (487,139)      (57,104)   (1,175,394)
 Class B................    (2,978,230)   (1,117,680)     (293,623)     (67,829)     (896,090)     (101,677)     (313,770)
 Class C................      (157,804)     (175,380)            0         (563)            0             0             0
 Class Y................    (1,648,770)   (9,769,818)   (1,833,843)    (348,776)   (6,081,152)   (1,373,546)   (2,899,064)
 Net realized gains
 Class A................             0      (416,062)            0            0      (112,383)      (17,190)      (92,883)
 Class B................             0      (180,345)            0            0      (265,691)      (37,782)      (29,668)
 Class C................             0       (29,724)            0            0             0             0             0
 Class Y................             0    (1,264,385)            0            0    (1,441,627)     (411,495)     (221,231)
--------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........   (11,699,790)  (16,154,036)   (2,248,388)    (917,013)   (9,284,082)   (1,998,794)   (4,732,010)
--------------------------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold..................    78,298,219    64,581,749    12,478,613    5,875,818    29,162,227     7,931,436    13,722,517
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........     4,403,061     3,602,681       287,312      435,558     2,797,899       575,570     1,377,110
 Payment for shares
  redeemed..............  (114,215,825) (118,965,722)  (16,049,986)  (4,698,760)  (47,279,069)  (17,941,360)  (24,806,903)
--------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....   (31,514,545)  (50,781,292)   (3,284,061)   1,612,616   (15,318,943)   (9,434,354)   (9,707,276)
--------------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............   (57,172,844)  (73,518,660)   (6,232,387)     451,037   (28,614,721)  (11,835,181)  (15,053,461)
Net assets
 Beginning of period....   460,248,683   613,469,422    90,593,487   39,773,055   311,507,560    69,030,798   181,464,714
--------------------------------------------------------------------------------------------------------------------------
 End of period..........  $403,075,839  $539,950,762  $ 84,361,100  $40,224,092  $282,892,839  $ 57,195,617  $166,411,253
--------------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income......  $    199,433  $    184,204  $     28,700  $    18,051  $     51,761  $     28,008  $     32,443
--------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Southern State Municipal Bond Funds

                      Statements of Changes in Net Assets
                           Year Ended August 31, 1999

                           Florida High                                                North         South
                              Income         Florida       Georgia      Maryland      Carolina      Carolina      Virginia
                               Fund           Fund           Fund         Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income..   $  22,162,871  $  30,331,780  $  4,325,280  $ 1,526,494  $ 15,300,320  $  3,288,326  $  8,504,486
 Net realized gains or
  losses on securities..      (1,454,705)     4,098,226      (342,891)     (28,872)    2,778,803       485,621       561,384
 Net change in
  unrealized gains or
  losses on securities..     (22,959,831)   (40,892,322)   (4,556,607)  (1,714,219)  (20,720,906)   (3,989,123)   (8,663,058)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase
   (decrease) in net
   assets resulting from
   operations...........      (2,251,665)    (6,462,316)     (574,218)    (216,597)   (2,641,783)     (215,176)      402,812
-----------------------------------------------------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A...............     (14,558,947)    (7,418,545)     (193,687)  (1,060,735)     (803,944)      (93,636)   (2,486,425)
  Class B...............      (5,192,345)    (2,468,347)     (541,679)     (83,056)   (1,937,764)     (181,807)     (477,398)
  Class C...............        (170,088)      (365,115)            0         (479)            0             0             0
  Class Y...............      (2,239,772)   (20,079,560)   (3,589,179)    (382,791)  (12,558,183)   (3,011,122)   (5,539,677)
 Net realized gains
  Class A...............         (74,973)    (3,780,397)      (14,381)    (193,505)      (91,582)      (18,366)     (389,919)
  Class B...............         (29,464)    (1,534,947)      (53,890)     (13,002)     (267,867)      (41,464)      (72,121)
  Class C...............            (462)      (218,806)            0            0             0             0             0
  Class Y...............          (9,770)    (9,607,708)     (281,334)     (40,003)   (1,390,200)     (621,078)     (807,303)
-----------------------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders.........     (22,275,821)   (45,473,425)   (4,674,150)  (1,773,571)  (17,049,540)   (3,967,473)   (9,772,843)
-----------------------------------------------------------------------------------------------------------------------------
 Capital share
  transactions
 Proceeds from shares
  sold..................     163,835,903    111,607,259    22,972,969   16,923,916    46,838,306    12,457,133    48,705,756
 Net asset value of
  shares issued in
  reinvestment of
  distributions.........      10,168,812     13,431,089       893,299    1,076,205     3,643,355       665,466     3,294,738
 Payment for shares
  redeemed..............    (101,866,559)  (117,840,327)  (12,144,895)  (7,210,171)  (40,601,876)  (12,497,770)  (30,328,911)
-----------------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   capital share
   transactions.........      72,138,156      7,198,021    11,721,373   10,789,950     9,879,785       624,829    21,671,583
-----------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets..............      47,610,670    (44,737,720)    6,473,005    8,799,782    (9,811,538)   (3,557,820)   12,301,552
 Net assets
 Beginning of period....     412,638,013    658,207,142    84,120,482   30,973,273   321,319,098    72,588,618   169,163,162
-----------------------------------------------------------------------------------------------------------------------------
 End of period..........   $ 460,248,683  $ 613,469,422  $ 90,593,487  $39,773,055  $311,507,560  $ 69,030,798  $181,464,714
-----------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income.....   $      59,045  $      61,209  $      1,786  $     3,780  $        699  $      7,458  $      6,935
-----------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
               Combined Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Evergreen Southern State Municipal Bond Funds consist of Evergreen Florida High Income Municipal Bond Fund ("Florida High Income Fund"), Evergreen Florida Municipal Bond Fund ("Florida Fund"), Evergreen Georgia Municipal Bond Fund ("Georgia Fund"), Evergreen Maryland Municipal Bond Fund ("Maryland Fund"), Ev-ergreen North Carolina Municipal Bond Fund ("North Carolina Fund"), Evergreen South Carolina Municipal Bond Fund ("South Carolina Fund") and Evergreen Vir-ginia Municipal Bond Fund ("Virginia Fund"), (collectively, the "Funds"). Each Fund, except for Florida High Income Fund which is diversified, is a non-diver-sified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management in-vestment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Florida High Income Fund, Florida Fund and Maryland Fund offer Class A, Class B, Class C and Class Y shares. The Georgia Fund, North Carolina Fund, South Carolina Fund and Virginia Fund offer Class A, Class B and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and de-creases depending on how long the shares have been held. Class B shares pur-chased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the con-version rights at the time the shares were purchased. Class C shares are sold subject to a 2.00% contingent deferred sales charge payable on shares redeemed within one year after the month of purchase and a 1.00% contingent deferred sales charge if such shares are redeemed within two years after the month of purchase. Class C shares purchased prior to February 1, 2000 follow the contin-gent deferred sales charge schedule at the time the shares were initially pur-chased. Class Y shares are sold at net asset value and are not subject to con-tingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with simi-lar characteristics. Otherwise, securities for which valuations are not avail-able from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures estab-lished by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. When-issued and Delayed Delivery Transactions
The Funds record when-issued or delayed delivery transactions on the trade date and will segregate with the custodian qualifying assets having a value suffi-cient to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

                                   EVERGREEN
         Combined Notes to Financial Statements(Unaudited) (continued)


C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market dis-count on securities.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

G. Organization Expenses
Organization expenses for Florida High Income Fund are amortized to operations over a five-year period on a straight-line basis. In the event any of the ini-tial shares of the Fund are redeemed by any holder during the five-year amorti-zation period, redemption proceeds will be reduced by any unamortized organiza-tion expenses in the same proportion as the number of initial shares being re-deemed bears to the number of initial shares outstanding at the time of the re-demption.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a subsidiary of First Union, serves as the investment advisor to each Fund and is paid a management fee that is computed daily and paid monthly at an annual rate of 0.42% of the average daily net as-sets of the Florida Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund. FUNB is paid at an annual rate of 0.52% of the average daily net assets of the Florida High Income Fund. Prior to Janu-ary 3, 2000, the management fee was computed daily at an annual rate of 0.50% of the average daily net assets of the Florida Fund, Georgia Fund, Maryland Fund, North Carolina Fund, South Carolina Fund and Virginia Fund. Prior to Jan-uary 3, 2000, the management fee was computed daily at an annual rate of 0.60% of the average daily net assets of the Florida High Income Fund.

                                   EVERGREEN
Combined Notes to Financial Statements (Unaudited)
         Combined Notes to Financial Statements (Unaudited) (continued)


During the six months ended February 29, 2000, the amount of investment advi-sory fees waived by the investment advisor and the impact on each Fund's ex-pense ratio represented as a percentage of its average net assets were as fol-lows:

                                            Fees       % of Average
                                           Waived       Net Assets
                                          -------------------------
         Florida High Income Fund........ $291,004        0.13%
         Florida Fund....................  826,487        0.28%
         Georgia Fund....................  146,810        0.33%
         Maryland Fund...................   32,464        0.16%
         North Carolina Fund.............  429,321        0.29%
         South Carolina Fund.............   48,815        0.16%
         Virginia Fund...................  273,766        0.31%

Evergreen Investment Services ("EIS"), an indirect, wholly-owned subsidiary of FUNB, is the administrator and The BISYS Group, Inc. ("BISYS") serves as the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trust-ees receive no compensation directly from the Funds.

For its services, the Funds pay the administrator and sub-administrator a com-bined fee at the annual rate of 0.10% of each Fund's average daily net assets. Prior to January 3, 2000, the administrator and sub-administrator for the Funds were entitled to an annual fee based on the combined average daily net assets of all the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee was calculated by applying percentage rates, which started at 0.05% and de-clined to 0.01% per annum as net assets increased, to the average daily net as-sets of each Fund. The sub-administration fee was calculated by applying per-centage rates, which started at 0.01% and declined to 0.004% per annum as net assets increased, to the average daily net assets of each Fund.

During the six months ended February 29, 2000, the Funds paid or accrued the following amounts for administrative and sub-administrative services:

                              Administration       Sub-administration
                                   Fee                    Fee
                              ---------------------------------------
         Florida High Income
          Fund...............    $ 90,228                $9,160
         Florida Fund........     122,121                 9,764
         Georgia Fund........      18,088                 2,115
         Maryland Fund.......       8,554                   806
         North Carolina
          Fund...............      62,580                 4,976
         South Carolina
          Fund...............      12,379                 1,503
         Virginia Fund.......      36,979                 3,577

Evergreen Service Company ("ESC"), an indirectly, wholly owned subsidiary of FUNB, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A incurs distribution fees equal to 0.25% of the average daily net asset of the class, all of which is used to pay for shareholder serv-ice fees. Class B and Class C incur distribution fees equal to 1.00% of the av-erage daily net assets of each class. Of this amount, 0.25% of the distribution fees incurred is used to pay for shareholder service fees and 0.75% is used to pay for distribution-related costs. Distribution Plan expenses are calculated daily and paid at least quarterly.

                                   EVERGREEN
         Combined Notes to Financial Statements(Unaudited) (continued)


For the six months ended February 29, 2000, amounts paid or accrued to EDI pur-suant to each Fund's Class A, Class B, and Class C Distribution Plans as well as distribution fees waived and the impact of the waiver as a percentage of the average net assets of the class, were as follows:

                                                      Fees
                                                     Waived  % of Average
                          Class A  Class B  Class C Class A   Net Assets
                          -----------------------------------------------
         Florida High
          Income Fund.... $309,806 $617,186 $32,775 $      0    0.00%
         Florida Fund....  158,815  271,709  42,597  103,750    0.16%
         Georgia Fund....    5,938   67,895       0        0    0.00%
         Maryland Fund...   27,058   17,574     146        0    0.00%
         North Carolina
          Fund...........   24,213  210,168       0        0    0.00%
         South Carolina
          Fund...........    2,965   25,153       0        0    0.00%
         Virginia Fund...   59,478   75,050       0        0    0.00%

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

Florida High Income Fund

                               Six Months Ended             Year Ended
                               February 29, 2000          August 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............   2,747,053  $ 28,495,918   6,022,065  $ 67,119,861
Automatic conversion of
 Class B shares to Class A
 shares...................      93,432       947,739           0             0
Shares issued in
 reinvestment of
 distributions............     266,287     2,742,964     634,153     7,055,563
Shares redeemed...........  (6,270,543)  (64,611,194) (6,206,580)  (68,781,003)
-------------------------------------------------------------------------------
Net increase (decrease)...  (3,163,771)  (32,424,573)    449,638     5,394,421
-------------------------------------------------------------------------------
Class B
Shares sold...............   1,137,215    11,762,022   4,429,234    49,368,416
Shares issued in
 reinvestment of
 distributions............     142,733     1,468,814     247,877     2,753,042
Automatic conversion of
 Class B shares to Class A
 shares...................     (93,432)     (947,739)          0             0
Shares redeemed...........  (1,865,655)  (19,205,438) (1,659,509)  (18,418,450)
-------------------------------------------------------------------------------
Net increase (decrease)...    (679,139)   (6,922,341)  3,017,602    33,703,008
-------------------------------------------------------------------------------
Class C
Shares sold...............     196,924     2,024,635     640,928     7,135,431
Shares issued in
 reinvestment of
 distributions............       8,707        89,521       9,404       103,941
Shares redeemed...........    (150,875)   (1,565,670)   (115,908)   (1,287,087)
-------------------------------------------------------------------------------
Net increase..............      54,756       548,486     534,424     5,952,285
-------------------------------------------------------------------------------
Class Y
Shares sold...............   3,475,890    36,015,644   3,610,375    40,212,195
Shares issued in
 reinvestment of
 distributions............       9,852       101,762      23,071       256,266
Shares redeemed...........  (2,786,502)  (28,833,523) (1,202,544)  (13,380,019)
-------------------------------------------------------------------------------
Net increase..............     699,240     7,283,883   2,430,902    27,088,442
-------------------------------------------------------------------------------
Net increase (decrease)...              $(31,514,545)             $ 72,138,156
-------------------------------------------------------------------------------

                                   EVERGREEN
         Combined Notes to Financial Statements(Unaudited) (continued)


Florida Fund

                               Six Months Ended             Year Ended
                               February 29, 2000          August 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............   1,112,974  $ 10,217,732   2,166,801  $ 21,480,810
Automatic conversion of
 Class B shares to Class A
 shares...................     157,846     1,427,176           0             0
Shares issued in
 reinvestment of
 distributions............     160,966     1,487,050     526,975     5,201,492
Shares redeemed...........  (2,912,412)  (26,667,084) (4,237,683)  (41,508,980)
-------------------------------------------------------------------------------
Net decrease..............  (1,480,626)  (13,535,126) (1,543,907)  (14,826,678)
-------------------------------------------------------------------------------
Class B
Shares sold...............     242,765     2,214,023   1,015,953    10,084,761
Shares issued in
 reinvestment of
 distributions............      68,745       628,468     208,178     2,053,007
Automatic conversion of
 Class B shares to Class A
 shares...................    (157,846)   (1,427,176)          0             0
Shares redeemed...........  (1,064,243)   (9,741,784) (1,357,332)  (13,327,563)
-------------------------------------------------------------------------------
Net decrease..............    (910,579)   (8,326,469)   (133,201)   (1,189,795)
-------------------------------------------------------------------------------
Class C
Shares sold...............      52,958       488,290     171,468     1,716,585
Shares issued in
 reinvestment of
 distributions............       8,755        80,182      29,587       291,797
Shares redeemed...........    (223,093)   (2,025,854)   (111,271)   (1,080,242)
-------------------------------------------------------------------------------
Net increase (decrease)...    (161,380)   (1,457,382)     89,784       928,140
-------------------------------------------------------------------------------
Class Y
Shares sold...............   5,660,665    51,661,704   7,963,457    78,325,103
Shares issued in
 reinvestment of
 distributions............     152,698     1,406,981     594,102     5,884,793
Shares redeemed...........  (8,797,103)  (80,531,000) (6,315,912)  (61,923,542)
-------------------------------------------------------------------------------
Net increase (decrease)...  (2,983,740)  (27,462,315)  2,241,647    22,286,354
-------------------------------------------------------------------------------
Net increase (decrease)...              $(50,781,292)             $  7,198,021
-------------------------------------------------------------------------------

Georgia Fund

                                Six Months Ended            Year Ended
                                February 29, 2000         August 31, 1999
                             ------------------------  ----------------------
                               Shares       Amount      Shares      Amount
------------------------------------------------------------------------------
Class A
Shares sold.................     98,011  $    942,982    305,966  $ 3,123,180
Automatic conversion of
 Class B shares to Class A
 shares.....................     53,839       509,415          0            0
Shares issued in
 reinvestment of
 distributions..............      7,983        76,235     13,683      139,514
Shares redeemed.............    (42,832)     (408,815)  (253,867)  (2,575,284)
------------------------------------------------------------------------------
Net increase................    117,001     1,119,817     65,782      687,410
------------------------------------------------------------------------------
Class B
Shares sold.................    115,241     1,099,291    381,699    3,892,607
Shares issued in
 reinvestment of
 distributions..............     20,466       195,582     42,933      438,417
Automatic conversion of
 Class B shares to Class A
 shares.....................    (53,839)     (509,415)         0            0
Shares redeemed.............   (180,019)   (1,720,989)  (181,382)  (1,848,612)
------------------------------------------------------------------------------
Net increase (decrease).....    (98,151)     (935,531)   243,250    2,482,412
------------------------------------------------------------------------------
Class Y
Shares sold.................  1,095,523    10,436,340  1,554,435   15,957,182
Shares issued in
 reinvestment of
 distributions..............      1,617        15,495     30,615      315,368
Shares redeemed............. (1,459,727)  (13,920,182)  (757,013)  (7,720,999)
------------------------------------------------------------------------------
Net increase (decrease).....   (362,587)   (3,468,347)   828,037    8,551,551
------------------------------------------------------------------------------
Net increase (decrease).....             $ (3,284,061)            $11,721,373
------------------------------------------------------------------------------

                                   EVERGREEN
         Combined Notes to Financial Statements(Unaudited) (continued)


Maryland Fund

                                    Six Months Ended          Year Ended
                                   February 29, 2000       August 31, 1999
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class A
Shares sold.....................    44,876  $   465,848   293,892  $ 3,264,960
Automatic conversion of Class B
 shares to Class A shares.......     1,610       16,546         0            0
Shares issued in reinvestment of
 distributions..................    36,396      377,243    87,231      962,253
Shares redeemed.................  (260,442)  (2,700,665) (414,785)  (4,586,001)
-------------------------------------------------------------------------------
Net decrease....................  (177,560)  (1,841,028)  (33,662)    (358,788)
-------------------------------------------------------------------------------
Class B
Shares sold.....................    57,140      595,487   264,441    2,922,980
Shares issued in reinvestment of
 distributions..................     5,053       52,334     6,593       72,249
Automatic conversion of Class B
 shares to Class A shares.......    (1,610)     (16,546)        0            0
Shares redeemed.................   (38,679)    (401,380)  (34,744)    (376,172)
-------------------------------------------------------------------------------
Net increase....................    21,904      229,895   236,290    2,619,057
-------------------------------------------------------------------------------

                                                          December 23, 1998
                                                           (Commencement of
                                    Six Months Ended     Class Operations) to
                                   February 29, 2000       August  31, 1999
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class C
Shares sold.....................         1           14     3,217       35,602
Shares issued in reinvestment of
 distributions..................        55          565        43          469
Shares redeemed.................         0            0      (455)      (4,992)
-------------------------------------------------------------------------------
Net increase....................        56          579     2,805       31,079
-------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                   February 29, 2000       August 31, 1999
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
Class Y
Shares sold.....................   464,174    4,814,469   978,698   10,700,374
Shares issued in reinvestment of
 distributions..................       524        5,416     3,715       41,234
Shares redeemed.................  (153,751)  (1,596,715) (204,492)  (2,243,006)
-------------------------------------------------------------------------------
Net increase....................   310,947    3,223,170   777,921    8,498,602
-------------------------------------------------------------------------------
Net increase....................            $ 1,612,616            $10,789,950
-------------------------------------------------------------------------------

North Carolina Fund

                               Six Months Ended             Year Ended
                               February 29, 2000          August 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............     831,332  $  8,231,633     548,243  $  5,825,507
Automatic conversion of
 Class B shares to Class A
 shares...................     298,250     2,903,224           0             0
Shares issued in
 reinvestment of
 distributions............      38,968       384,038      57,810       615,583
Shares redeemed...........    (655,632)   (6,461,060)   (294,568)   (3,140,795)
-------------------------------------------------------------------------------
Net increase..............     512,918     5,057,835     311,485     3,300,295
-------------------------------------------------------------------------------
Class B
Shares sold...............      70,914       695,099     424,453     4,543,408
Shares issued in
 reinvestment of
 distributions............      84,140       830,836     153,483     1,635,617
Automatic conversion of
 Class B shares to Class A
 shares...................    (298,250)   (2,903,224)          0             0
Shares redeemed...........    (501,605)   (4,964,256)   (608,158)   (6,461,589)
-------------------------------------------------------------------------------
Net decrease..............    (644,801)   (6,341,545)    (30,222)     (282,564)
-------------------------------------------------------------------------------
Class Y
Shares sold...............   2,059,930    20,235,495   3,440,359    36,469,391
Shares issued in
 reinvestment of
 distributions............     159,681     1,583,025     129,785     1,392,155
Shares redeemed...........  (3,627,763)  (35,853,753) (2,914,981)  (30,999,492)
-------------------------------------------------------------------------------
Net increase (decrease)...  (1,408,152)  (14,035,233)    655,163     6,862,054
-------------------------------------------------------------------------------
Net increase (decrease)...              $(15,318,943)             $  9,879,785
-------------------------------------------------------------------------------

                                   EVERGREEN
         Combined Notes to Financial Statements(Unaudited) (continued)


South Carolina Fund

                               Six Months Ended             Year Ended
                               February 29, 2000          August 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............      21,942  $    209,959     106,193  $  1,089,296
Automatic conversion of
 Class B shares to Class A
 shares...................      22,504       213,088           0             0
Shares issued in
 reinvestment of
 distributions............       4,738        45,472       7,645        78,365
Shares redeemed...........     (27,000)     (256,232)    (44,615)     (454,257)
-------------------------------------------------------------------------------
Net increase..............      22,184       212,287      69,223       713,404
-------------------------------------------------------------------------------
Class B
Shares sold...............      23,787       224,798     177,649     1,816,333
Shares issued in
 reinvestment of
 distributions............      10,596       101,675      15,297       156,799
Automatic conversion of
 Class B shares to Class A
 shares...................     (22,504)     (213,088)          0             0
Shares redeemed...........     (65,387)     (626,458)    (79,709)     (816,909)
-------------------------------------------------------------------------------
Net increase (decrease)...     (53,508)     (513,073)    113,237     1,156,223
-------------------------------------------------------------------------------
Class Y
Shares sold...............     789,227     7,496,679     934,454     9,551,504
Shares issued in
 reinvestment of
 distributions............      44,409       428,423      41,643       430,302
Shares redeemed...........  (1,777,670)  (17,058,670) (1,091,620)  (11,226,604)
-------------------------------------------------------------------------------
Net decrease..............    (944,034)   (9,133,568)   (115,523)   (1,244,798)
-------------------------------------------------------------------------------
Net increase (decrease)...              $ (9,434,354)             $    624,829
-------------------------------------------------------------------------------

Virginia Fund

                               Six Months Ended             Year Ended
                               February 29, 2000          August 31, 1999
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
-------------------------------------------------------------------------------
Class A
Shares sold...............     362,601  $  3,513,114     856,960  $  8,865,581
Automatic conversion of
 Class B shares to Class A
 shares...................      39,685       381,563           0             0
Shares issued in
 reinvestment of
 distributions............      88,097       855,856     199,536     2,060,558
Shares redeemed...........    (840,128)   (8,153,622) (1,178,483)  (12,163,094)
-------------------------------------------------------------------------------
Net decrease..............    (349,745)   (3,403,089)   (121,987)   (1,236,955)
-------------------------------------------------------------------------------
Class B
Shares sold...............     147,417     1,429,139     836,344     8,632,698
Shares issued in
 reinvestment of
 distributions............      26,294       255,452      41,468       426,711
Automatic conversion of
 Class B shares to Class A
 shares...................     (39,685)     (381,563)          0             0
Shares redeemed...........    (146,163)   (1,416,938)   (180,842)   (1,855,222)
-------------------------------------------------------------------------------
Net increase (decrease)...     (12,137)     (113,910)    696,970     7,204,187
-------------------------------------------------------------------------------
Class Y
Shares sold...............     900,818     8,780,264   3,026,297    31,207,477
Shares issued in
 reinvestment of
 distributions............      27,200       265,802      77,779       807,469
Shares redeemed...........  (1,573,604)  (15,236,343) (1,578,685)  (16,310,595)
-------------------------------------------------------------------------------
Net increase (decrease)...    (645,586)   (6,190,277)  1,525,391    15,704,351
-------------------------------------------------------------------------------
Net increase (decrease)...              $ (9,707,276)             $ 21,671,583
-------------------------------------------------------------------------------

                                   EVERGREEN
         Combined Notes to Financial Statements(Unaudited) (continued)


6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended February 29, 2000:

                                     Cost of Purchases Proceeds from Sales
                                     -------------------------------------
         Florida High Income Fund..    $ 92,887,410       $129,438,445
         Florida Fund..............     174,671,654        189,035,878
         Georgia Fund..............      14,545,085         14,490,881
         Maryland Fund.............       9,460,900          9,113,674
         North Carolina Fund.......      23,085,464         35,741,506
         South Carolina Fund.......      13,568,758         23,339,085
         Virginia Fund.............      42,940,120         47,791,322

As of August 31, 1999, the Florida Fund had a capital loss carryforward for federal income tax purposes of approximately $1,899,000 which expires as fol-lows: $810,000 expiring in 2001 and $1,089,000 expiring in 2004. Florida Fund's capital loss carryforward was created as a result of the January 26, 1998 ac-quisition of substantially all the assets and assumption of certain liabilities of Evergreen Florida Tax Free Fund in exchange for Florida Fund shares. In ac-cordance with income tax regulations, certain Florida Fund gains may not be used to offset this capital loss carryforward.

Capital losses incurred after October 31 within a Fund's fiscal year are deemed to arise on the first business day of the Fund's following fiscal year. For the fiscal year ended August 31, 1999, Florida High Income Fund, Georgia Fund and Maryland Fund have incurred and elected to defer $1,725,881, $494,512 and $151,245 of such capital losses, respectively.

7. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense-offset arrangements could have been invested in income-producing assets. The amount of expense reductions re-ceived by each Fund and the impact on each Fund's annualized expense ratio rep-resented as a percentage of its average net assets were as follows:

                                                    Total
                                                   Expense
                                                  Reductions % of Average
                                                   Received   Net Assets
                                                ---------------------
         Florida High Income Fund................   $8,079      0.00%
         Florida Fund............................   10,179      0.00%
         Georgia Fund............................    1,546      0.00%
         Maryland Fund...........................      846      0.00%
         North Carolina Fund.....................    5,182      0.00%
         South Carolina Fund.....................    1,106      0.00%
         Virginia Fund...........................    3,129      0.00%

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

                                   EVERGREEN
         Combined Notes to Financial Statements(Unaudited) (continued)


9. FINANCING AGREEMENT

On July 27, 1999, certain Evergreen Funds and a group of banks (the "lenders") entered into a credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or for gen-eral working capital purposes as permitted by each Fund's borrowing restric-tions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31,
2000). A commitment fee of 0.10% per annum is incurred on the average daily un-used portion of the revolving credit commitment. The commitment fee is allo-cated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

During the six months ended February 29, 2000, the Florida High Income Fund had average borrowings outstanding of $268,177 at a rate of 6.85% and paid interest of $9,110.

10. CONCENTRATION OF RISK

Each Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

                                Evergreen Funds

Money Market

Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged

Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Free High Income Fund

Income

Capital Preservation and Income Fund
Short-Duration Income Fund
Intermediate Term Bond Fund
U.S. Government Fund
Quality Income Fund
Diversified Bond Fund
Strategic Income Fund
High Income Fund
High Yield Bond Fund

Balanced

Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Balanced Fund

Growth & Income

Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth

Tax Strategic Equity Fund
Capital Growth Fund
Stock Selector Fund
Evergreen Fund
Strategic Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Growth Fund
Aggressive Growth Fund
Select Special Equity Fund

Global International

Global Leaders Fund
Perpetual Global Fund
International Growth Fund
Perpetual International Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line

800.346.3858

Investor Services

800.343.2898


www.evergreen-funds.com

78434                                                             540712  4/2000

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